PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 25.1%
166,493
(1)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.782%,
05/25/2036 $ 144,519
0.0
861,173
(1)(2)
Agate Bay Mortgage
Trust 2015-2 B3,
3.618%,
03/25/2045 776,368
0.0
475,938
(1)(2)
Agate Bay Mortgage
Trust 2015-4 B3,
3.498%,
06/25/2045 369,154
0.0
1,269,677
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B3,
3.639%,
12/25/2045 1,074,069
0.1
1,000,000
(1)(2)
Agate Bay Mortgage
Trust 2016-1 B4,
3.639%,
12/25/2045 732,808
0.0
1,137,085
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B4,
3.760%,
03/25/2046 838,170
0.0
3,089,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 2,833,691
0.1
4,234,000
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 3,959,301
0.2
269,570
(1)
Alternative Loan Trust
2004-J7 M1, 4.793%,
(TSFR1M + 1.134%),
10/25/2034 267,263
0.0
268,378
(1)
Alternative Loan Trust
2005-10CB 1A2,
4.903%, (TSFR1M +
0.564%),
05/25/2035 202,730
0.0
271,646  Alternative Loan Trust
2005-23CB A15,
5.500%,
07/25/2035 218,603
0.0
17,461
(1)
Alternative Loan Trust
2005-53T2 2A6,
4.953%, (TSFR1M +
0.614%),
11/25/2035 9,422
0.0
151,535
(1)
Alternative Loan Trust
2005-J2 1A12, 4.853%,
(TSFR1M + 0.514%),
04/25/2035 116,596
0.0
29,626  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 14,477
0.0
444,684
(1)
Alternative Loan Trust
2006-18CB A10,
4.853%, (TSFR1M +
0.514%),
07/25/2036 178,166
0.0
105,601
(1)
Alternative Loan Trust
2006-19CB A12,
4.853%, (TSFR1M +
0.514%),
08/25/2036 46,796
0.0
447,195
(1)
Alternative Loan Trust
2006-19CB A28,
5.053%, (TSFR1M +
0.714%),
08/25/2036 205,309
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
769,659  Alternative Loan
Trust 2006-27CB A5,
6.000%,
11/25/2036 $ 410,730
0.0
214,339
(1)
Alternative Loan
Trust 2006-HY11 A1,
4.693%, (TSFR1M +
0.354%),
06/25/2036 189,803
0.0
787,739  Alternative Loan
Trust 2007-15CB A5,
5.750%,
07/25/2037 443,757
0.0
113,192
(1)
Alternative Loan
Trust 2007-2CB 2A1,
5.053%, (TSFR1M +
0.714%),
03/25/2037 47,067
0.0
145,275
(1)
Alternative Loan
Trust 2007-HY8C A1,
4.773%, (TSFR1M +
0.434%),
09/25/2047 132,036
0.0
462,024
(1)
Alternative Loan Trust
2007-OA4 A1, 4.793%,
(TSFR1M + 0.454%),
05/25/2047 405,441
0.0
351,232
(1)(2)
Arroyo Mortgage Trust
2019-3 A3, 3.416%,
10/25/2048 331,082
0.0
240,871
(1)
Banc of America
Funding Trust 2007-
2 1A16, 5.053%,
(TSFR1M + 0.714%),
03/25/2037 179,028
0.0
1,133,184
(1)
Banc of America
Funding Trust 2007-C
7A1, 4.905%, (TSFR1M
+ 0.534%),
05/20/2047 1,020,113
0.1
85,918
(1)
Bear Stearns ALT-A
Trust 2005-3 4A3,
4.556%,
04/25/2035 83,241
0.0
355,796
(1)
Bear Stearns ALT-A
Trust 2006-6 31A1,
4.692%,
11/25/2036 206,279
0.0
516,673
(1)
Bear Stearns ALT-A
Trust 2006-6 32A1,
4.787%,
11/25/2036 266,063
0.0
69,917
(1)
Bear Stearns Structured
Products, Inc. Trust
2007-R6 1A1, 5.514%,
01/26/2036 50,753
0.0
2,100,000
(1)(2)
Bellemeade RE Ltd.
2021-3A M1C, 6.119%,
(SOFR30A + 1.550%),
09/25/2031 2,111,551
0.1
2,000,000
(2)
Brean Asset Backed
Securities Trust 2024-
RM9 A1, 5.000%,
09/25/2064 1,930,954
0.1
885,066
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B2, 3.868%,
03/25/2050 770,058
0.0
1,151,312
(1)(2)
Chase Home Lending
Mortgage Trust 2019-1
B3, 3.868%,
03/25/2050 982,054
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
112,135
(1)(2)
Chase Home Lending
Mortgage Trust 2019-
ATR2 A3, 3.500%,
07/25/2049 $ 99,512
0.0
1,993,831
(1)(2)
Chase Home Lending
Mortgage Trust 2024-8
B3, 7.135%,
08/25/2055 1,980,701
0.1
749,552
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-1 A9, 6.500%,
01/25/2055 753,276
0.0
2,318,000
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-11 B3, 6.614%,
11/25/2055 2,253,965
0.1
1,796,179
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 A9, 6.000%,
03/25/2055 1,784,783
0.1
2,566,757
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B2, 6.207%,
03/25/2055 2,499,081
0.1
1,806,823
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-4 B3, 6.207%,
03/25/2055 1,724,843
0.1
993,883
(1)(2)
Chase Home Lending
Mortgage Trust Series
2024-6 B3, 7.117%,
05/25/2055 1,009,637
0.1
236,923
(1)
Chase Mortgage
Finance Trust Series
2006-A1 2A3, 5.720%,
09/25/2036 203,536
0.0
203,207
(1)
CHL Mortgage Pass-
Through Trust 2005-
HYB9 2A1, 7.210%,
(TSFR12M + 2.465%),
02/20/2036 183,390
0.0
1,539,451
(1)(2)
CHNGE Mortgage Trust
2022-1 A1, 3.007%,
01/25/2067 1,427,467
0.1
93,268
(1)(2)
CIM Trust 2019-INV1
A1, 4.000%,
02/25/2049 88,050
0.0
128,502
(1)(2)
CIM Trust 2019-INV2
A3, 4.000%,
05/25/2049 118,879
0.0
141,046
(1)(2)
CIM Trust 2019-
INV3 A15, 3.500%,
08/25/2049 125,507
0.0
211,569
(1)(2)
CIM Trust 2019-INV3
A3, 3.500%,
08/25/2049 188,261
0.0
1,474,949
(1)(2)
CIM Trust 2019-J1 B3,
3.940%,
08/25/2049 1,311,263
0.1
2,843,154
(1)(2)
CIM Trust 2019-J2 B2,
3.762%,
10/25/2049 2,491,940
0.1
1,786,935
(1)(2)
CIM Trust 2019-J2 B3,
3.762%,
10/25/2049 1,556,019
0.1
1,161,584
(1)(2)
CIM Trust 2020-J2 B3,
2.754%,
01/25/2051 902,689
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,730,248
(1)(2)
CIM Trust 2021-J3 B3,
2.614%,
06/25/2051 $ 1,312,530
0.1
350,321  Citicorp Mortgage
Securities Trust Series
2006-3 1A4, 6.000%,
06/25/2036 311,632
0.0
62,868
(1)
Citigroup Mortgage
Loan Trust 2006-
AR2 1A1, 5.615%,
03/25/2036 48,152
0.0
26,180
(1)
Citigroup Mortgage
Loan Trust 2006-AR9
2A, 5.990%,
11/25/2036 23,121
0.0
159,927
(1)(2)
Citigroup Mortgage
Loan Trust 2015-A B2,
4.500%,
06/25/2058 154,209
0.0
2,587,430
(2)
Citigroup Mortgage
Loan Trust 2024-1 B3,
6.786%,
07/25/2054 2,553,863
0.1
1,406,707
(2)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.444%,
06/25/2054 1,375,448
0.1
36,309
(1)
Citigroup Mortgage
Loan Trust, Inc. 2005-4
A, 6.816%,
08/25/2035 35,973
0.0
155,358  Citigroup Mortgage
Loan Trust, Inc. 2005-
9 22A2, 6.000%,
11/25/2035 156,026
0.0
650,327
(1)(2)
Connecticut Avenue
Securities Trust 2019-
R05 1B1, 8.783%,
(SOFR30A + 4.214%),
07/25/2039 677,305
0.0
1,700,000
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 8.333%,
(SOFR30A + 3.764%),
02/25/2040 1,787,282
0.1
265,169  CSMC Mortgage-
Backed Trust 2007-
2 3A6, 5.400%,
03/25/2037 118,926
0.0
386,474
(1)(2)
CSMC Trust 2013-
7 A11, 3.500%,
08/25/2043 348,006
0.0
241,729
(1)(2)
CSMC Trust 2017-
HL1 A12, 3.500%,
06/25/2047 215,054
0.0
1,252,647
(1)(2)
CSMC Trust 2019-
AFC1 A3, 3.877%,
07/25/2049 1,200,646
0.1
2,969,575
(1)(2)
CSMC Trust 2021-
AFC1 M1, 2.193%,
03/25/2056 1,775,724
0.1
4,750,049
(2)
Deephaven Residential
Mortgage Trust 2022-2
A1, 4.300%,
03/25/2067 4,526,272
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
327,943
(1)
Deutsche Alt-B
Securities Mortgage
Loan Trust Series
2007-AB1 A1, 4.753%,
(TSFR1M + 0.414%),
04/25/2037 $ 228,141
0.0
72,561
(1)(2)
Deutsche Mortgage
Securities, Inc.
Re-REMIC Trust
Certificates Series
2007-WM1 A1, 4.496%,
06/27/2037 63,361
0.0
785,589
(1)(2)
Ellington Financial
Mortgage Trust 2022-2
A1, 4.299%,
04/25/2067 763,408
0.0
3,540,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
7.683%, (SOFR30A +
3.114%),
01/25/2040 3,628,640
0.2
3,898,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.333%, (SOFR30A +
3.764%),
02/25/2040 4,095,046
0.2
750,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R04 1B1,
9.819%, (SOFR30A +
5.250%),
03/25/2042 807,118
0.0
3,045,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B2,
11.569%, (SOFR30A +
7.000%),
04/25/2042 3,330,960
0.2
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R04 1B1,
9.910%, (SOFR30A +
5.350%),
05/25/2043 1,101,275
0.1
1,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
9.310%, (SOFR30A +
4.750%),
06/25/2043 1,636,727
0.1
6,400,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R07 2M2,
7.810%, (SOFR30A +
3.250%),
09/25/2043 6,747,223
0.3
3,300,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R03 2B1,
7.360%, (SOFR30A +
2.800%),
03/25/2044 3,397,613
0.2
2,500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1B1,
6.769%, (SOFR30A +
2.200%),
05/25/2044 2,519,472
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R06 1B1,
6.619%, (SOFR30A +
2.050%),
09/25/2044 $ 1,015,724
0.1
311,982
(3)
Fannie Mae Interest
Strip 343 6, 5.000%,
10/25/2033 41,939
0.0
17,407,329
(3)
Fannie Mae Interest
Strip 427 C13,
3.500%,
03/25/2037 1,928,452
0.1
14,565,385
(3)
Fannie Mae Interest
Strip 427 C18,
3.500%,
03/25/2039 2,077,612
0.1
27,483,073
(3)
Fannie Mae Interest
Strip 427 C38,
3.000%,
04/25/2049 5,377,492
0.3
3,961,243
(3)
Fannie Mae Interest
Strip 429 141, 6.500%,
02/25/2053 943,155
0.0
1,252,773
(3)
Fannie Mae Interest
Strip 429 142, 6.500%,
02/25/2053 291,760
0.0
484,125
(3)
Fannie Mae Interest
Strip 429 143, 6.500%,
02/25/2053 109,362
0.0
278,381
(3)
Fannie Mae Interest
Strip 429 144, 6.500%,
02/25/2053 62,719
0.0
37,877
(1)(3)
Fannie Mae REMIC
Trust 2000-
26 SP, 3.817%,
(-1.000*SOFR30A +
8.386%),
08/25/2030 2,934
0.0
53,453
(1)(3)
Fannie Mae REMIC
Trust 2002-
13 SR, 1.917%,
(-1.000*SOFR30A +
6.486%),
03/25/2032 1,833
0.0
795,016
(1)(3)
Fannie Mae REMIC
Trust 2004-
53 UC, 2.867%,
(-1.000*SOFR30A +
7.436%),
07/25/2034 76,777
0.0
62,829
(1)(3)
Fannie Mae REMIC
Trust 2004-
64 SW, 2.367%,
(-1.000*SOFR30A +
6.936%),
08/25/2034 4,117
0.0
48,060
(1)(3)
Fannie Mae REMIC
Trust 2004-
66 SE, 1.817%,
(-1.000*SOFR30A +
6.386%),
09/25/2034 2,517
0.0
351,135
(1)(3)
Fannie Mae REMIC
Trust 2005-
59 NS, 2.067%,
(-1.000*SOFR30A +
6.636%),
05/25/2035 8,086
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
196,825
(1)
Fannie Mae REMIC
Trust 2006-11 FA,
4.983%, (SOFR30A +
0.414%),
03/25/2036 $ 195,022
0.0
87,746
(1)
Fannie Mae REMIC
Trust 2006-
46 SP, 7.028%,
(-1.000*SOFR30A +
23.780%),
06/25/2036 95,966
0.0
272,799
(1)(3)
Fannie Mae REMIC
Trust 2007-
18 BS, 1.917%,
(-1.000*SOFR30A +
6.486%),
06/25/2035 20,348
0.0
2,566,013
(1)(3)
Fannie Mae REMIC
Trust 2007-
22 SD, 1.717%,
(-1.000*SOFR30A +
6.286%),
03/25/2037 201,370
0.0
1,399,687
(1)(3)
Fannie Mae REMIC
Trust 2007-
55 S, 2.077%,
(-1.000*SOFR30A +
6.646%),
06/25/2037 105,108
0.0
1,238,594
(1)(3)
Fannie Mae REMIC
Trust 2008-
94 SI, 0.817%,
(-1.000*SOFR30A +
5.386%),
04/25/2036 65,764
0.0
157,622
(1)(3)
Fannie Mae REMIC
Trust 2009-
25 SN, 1.867%,
(-1.000*SOFR30A +
6.436%),
04/25/2039 11,262
0.0
734,090
(1)(3)
Fannie Mae REMIC
Trust 2009-
70 PS, 2.067%,
(-1.000*SOFR30A +
6.636%),
01/25/2037 64,606
0.0
113,946
(1)
Fannie Mae REMIC
Trust 2010-15 FD,
5.423%, (SOFR30A +
0.854%),
03/25/2040 114,072
0.0
294,625
(1)
Fannie Mae REMIC
Trust 2011-47 GF,
5.253%, (SOFR30A +
0.684%),
06/25/2041 293,067
0.0
40,478
(1)
Fannie Mae REMIC
Trust 2012-10 UF,
5.233%, (SOFR30A +
0.664%),
02/25/2042 40,099
0.0
3,653,324
(3)
Fannie Mae REMIC
Trust 2012-111 UI,
3.000%,
10/25/2027 100,614
0.0
320,881
(3)
Fannie Mae REMIC
Trust 2012-121 DI,
2.500%,
11/25/2027 7,482
0.0
3,053,594
(3)
Fannie Mae REMIC
Trust 2012-128 KI,
3.000%,
11/25/2027 88,096
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,941,397
(1)(3)
Fannie Mae REMIC
Trust 2012-
133 NS, 1.467%,
(-1.000*SOFR30A +
6.036%),
12/25/2042 $ 579,752
0.0
662,033
(3)
Fannie Mae REMIC
Trust 2012-148 IB,
3.500%,
01/25/2028 19,970
0.0
3,442,647
(1)(3)
Fannie Mae REMIC
Trust 2012-
150 PS, 1.467%,
(-1.000*SOFR30A +
6.036%),
01/25/2043 326,190
0.0
7,080,984
(1)(3)
Fannie Mae REMIC
Trust 2012-
66 IB, 0.050%,
(-1.000*SOFR30A +
5.936%),
06/25/2042 13,656
0.0
120,921
(1)(3)
Fannie Mae REMIC
Trust 2012-84 KI,
6.000%, (SOFR30A +
6.000%),
08/25/2042 21,705
0.0
154,819
(3)
Fannie Mae REMIC
Trust 2012-93 IL,
3.000%,
09/25/2027 3,692
0.0
3,308,528
(3)
Fannie Mae REMIC
Trust 2013-1 LI,
2.500%,
02/25/2028 85,900
0.0
47,870
(1)(3)
Fannie Mae REMIC
Trust 2013-
116 SC, 1.517%,
(-1.000*SOFR30A +
6.086%),
04/25/2033 313
0.0
1,234,264
(3)
Fannie Mae REMIC
Trust 2013-137 PI,
5.000%,
10/25/2041 241,471
0.0
5,074,546
(1)(3)
Fannie Mae REMIC
Trust 2013-
19 JS, 1.517%,
(-1.000*SOFR30A +
6.086%),
10/25/2041 235,500
0.0
958,636
(3)
Fannie Mae REMIC
Trust 2013-2 NI,
4.000%,
02/25/2043 131,720
0.0
1,332,952
(3)
Fannie Mae REMIC
Trust 2013-21 KI,
3.000%,
03/25/2028 35,189
0.0
2,996,353
(3)
Fannie Mae REMIC
Trust 2013-32 EI,
2.500%,
04/25/2033 192,036
0.0
533,769
(3)
Fannie Mae REMIC
Trust 2013-41 BI,
3.000%,
05/25/2028 16,968
0.0
963,230
(3)
Fannie Mae REMIC
Trust 2013-67 AI,
3.000%,
07/25/2028 25,880
0.0
857,544
(3)
Fannie Mae REMIC
Trust 2013-69 PI,
3.000%,
04/25/2033 45,388
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,389,906
(1)(3)
Fannie Mae REMIC
Trust 2013-
97 JS, 1.467%,
(-1.000*SOFR30A +
6.036%),
04/25/2038 $ 151,064
0.0
6,230,339
(3)
Fannie Mae REMIC
Trust 2015-40 AI,
6.000%,
05/25/2037 1,064,513
0.1
4,535,027
(1)(3)
Fannie Mae REMIC
Trust 2016-
19 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
04/25/2046 280,110
0.0
1,598,423
(3)
Fannie Mae REMIC
Trust 2016-4 BI,
4.000%,
02/25/2046 301,426
0.0
1,052,651
(3)
Fannie Mae REMIC
Trust 2016-61 PI,
4.500%,
01/25/2046 180,798
0.0
20,723,153
(1)(3)
Fannie Mae REMIC
Trust 2016-
81 SA, 1.467%,
(-1.000*SOFR30A +
6.036%),
11/25/2046 1,251,668
0.1
11,220,385
(1)(3)
Fannie Mae REMIC
Trust 2017-
16 SG, 1.367%,
(-1.000*SOFR30A +
5.936%),
03/25/2047 1,136,159
0.1
21,324,681
(1)(3)
Fannie Mae REMIC
Trust 2018-
86 US, 1.517%,
(-1.000*SOFR30A +
6.086%),
12/25/2048 1,350,330
0.1
7,949,692
(3)
Fannie Mae REMIC
Trust 2019-15 AI,
4.000%,
04/25/2059 1,744,641
0.1
10,749,297
(1)(3)
Fannie Mae REMIC
Trust 2019-
17 SA, 1.417%,
(-1.000*SOFR30A +
5.986%),
04/25/2049 718,471
0.0
9,381,507
(1)(3)
Fannie Mae REMIC
Trust 2019-
8 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
03/25/2049 629,624
0.0
22,512,023
(3)
Fannie Mae REMIC
Trust 2020-33 YI,
4.000%,
05/25/2050 4,192,655
0.2
10,915,874
(3)
Fannie Mae REMIC
Trust 2020-47 PI,
4.000%,
07/25/2050 2,433,551
0.1
11,675,352
(1)(3)
Fannie Mae REMIC
Trust 2020-
47 SH, 1.417%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 1,308,153
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
17,439,761
(1)(3)
Fannie Mae REMIC
Trust 2020-
49 SB, 1.417%,
(-1.000*SOFR30A +
5.986%),
07/25/2050 $ 2,256,069
0.1
12,009,511
(3)
Fannie Mae REMIC
Trust 2020-52 AI,
4.000%,
08/25/2050 1,993,113
0.1
36,078,003
(3)
Fannie Mae REMIC
Trust 2020-64 IO,
3.000%,
09/25/2050 6,792,355
0.3
18,323,915
(3)
Fannie Mae REMIC
Trust 2020-65 CI,
4.000%,
09/25/2050 3,236,491
0.2
18,844,463
(3)
Fannie Mae REMIC
Trust 2020-67 JI,
4.000%,
09/25/2050 4,012,606
0.2
23,557,882
(3)
Fannie Mae REMIC
Trust 2020-94 MI,
4.500%,
04/25/2050 5,750,519
0.3
14,709,861
(3)
Fannie Mae REMIC
Trust 2021-18 IY,
4.500%,
08/25/2049 3,863,900
0.2
17,239,964
(3)
Fannie Mae REMIC
Trust 2021-2 PI,
2.000%,
02/25/2051 1,878,372
0.1
18,029,726
(3)
Fannie Mae REMIC
Trust 2021-23 JI,
3.000%,
04/25/2051 2,903,219
0.1
17,694,296
(3)
Fannie Mae REMIC
Trust 2021-28 GI,
4.000%,
05/25/2051 3,782,756
0.2
33,660,279
(3)
Fannie Mae REMIC
Trust 2021-65 KI,
3.500%,
10/25/2051 6,001,217
0.3
17,715,140
(3)
Fannie Mae REMIC
Trust 2021-74 AI,
3.000%,
11/25/2051 3,078,498
0.2
61,943  First Horizon Alternative
Mortgage Securities
Trust 2006-FA8 1A7,
6.000%,
02/25/2037 23,650
0.0
139,472
(1)(2)
Flagstar Mortgage Trust
2017-2 A7, 3.500%,
10/25/2047 124,094
0.0
561,226
(1)(2)
Flagstar Mortgage Trust
2018-1 B3, 3.937%,
03/25/2048 500,033
0.0
655,228
(1)(2)
Flagstar Mortgage Trust
2018-3INV A3, 4.000%,
05/25/2048 596,021
0.0
3,363,968
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.142%,
07/25/2048 3,021,871
0.2
192,326
(1)(2)
Flagstar Mortgage
Trust 2018-6RR 1A7,
4.000%,
10/25/2048 175,543
0.0
3,157,623
(1)(2)
Flagstar Mortgage Trust
2018-6RR B1, 4.908%,
10/25/2048 3,020,199
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,331,947
(1)(2)
Flagstar Mortgage Trust
2019-2 B1, 4.001%,
12/25/2049 $ 1,187,940
0.1
1,864,726
(1)(2)
Flagstar Mortgage Trust
2019-2 B2, 4.001%,
12/25/2049 1,642,069
0.1
3,170,473
(1)(2)
Flagstar Mortgage
Trust 2020-1INV B2A,
4.196%,
03/25/2050 2,796,457
0.1
2,717,549
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.196%,
03/25/2050 2,358,888
0.1
3,460,232
(1)(2)
Flagstar Mortgage Trust
2021-2 B3, 2.784%,
04/25/2051 2,818,830
0.1
881
(1)(3)
Freddie Mac REMIC
Trust 2266 S, 3.838%,
(-1.000*SOFR30A +
8.436%),
11/15/2030 49
0.0
63,971
(1)(3)
Freddie Mac REMIC
Trust 2374 S, 3.388%,
(-1.000*SOFR30A +
7.986%),
06/15/2031 4,523
0.0
38,280
(1)(3)
Freddie Mac
REMIC Trust
2417 SY, 3.688%,
(-1.000*SOFR30A +
8.286%),
12/15/2031 3,579
0.0
156,785
(1)(3)
Freddie Mac
REMIC Trust 2525
SM, 3.288%,
(-1.000*SOFR30A +
7.886%),
02/15/2032 13,501
0.0
74,325
(1)(3)
Freddie Mac
REMIC Trust
2577 SA, 2.738%,
(-1.000*SOFR30A +
7.336%),
02/15/2033 6,099
0.0
804,147
(1)(3)
Freddie Mac
REMIC Trust
2781 SB, 2.438%,
(-1.000*SOFR30A +
7.036%),
04/15/2034 61,141
0.0
163,708
(1)
Freddie Mac REMIC
Trust 2921 PF,
5.062%, (SOFR30A +
0.464%),
01/15/2035 161,539
0.0
139,780
(1)(3)
Freddie Mac
REMIC Trust
2981 CS, 2.008%,
(-1.000*SOFR30A +
6.606%),
05/15/2035 7,533
0.0
65,704
(1)(3)
Freddie Mac
REMIC Trust
2981 SU, 3.088%,
(-1.000*SOFR30A +
7.686%),
05/15/2030 4,117
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
236,955
(1)(3)
Freddie Mac
REMIC Trust
2989 HS, 2.438%,
(-1.000*SOFR30A +
7.036%),
08/15/2034 $ 28,068
0.0
82,392
(1)(3)
Freddie Mac
REMIC Trust 3018
SM, 2.488%,
(-1.000*SOFR30A +
7.086%),
08/15/2035 7,871
0.0
100,515
(1)
Freddie Mac
REMIC Trust
3031 BP, 8.000%,
(-1.000*SOFR30A +
44.205%),
08/15/2035 101,330
0.0
280,243
(1)(3)
Freddie Mac REMIC
Trust 3049 PI, 1.938%,
(-1.000*SOFR30A +
6.536%),
10/15/2035 21,565
0.0
1,988,344
(1)(3)
Freddie Mac REMIC
Trust 3128 JI, 1.918%,
(-1.000*SOFR30A +
6.516%),
03/15/2036 156,479
0.0
37,014
(4)
Freddie Mac REMIC
Trust 3151 PO,
0.000%,
05/15/2036 30,300
0.0
1,014,702
(1)(3)
Freddie Mac
REMIC Trust
3222 SN, 1.888%,
(-1.000*SOFR30A +
6.486%),
09/15/2036 77,424
0.0
1,026,429
(1)(3)
Freddie Mac REMIC
Trust 3298 S, 1.398%,
(-1.000*SOFR30A +
5.996%),
04/15/2037 75,136
0.0
308,252
(1)(3)
Freddie Mac
REMIC Trust
3523 SA, 1.288%,
(-1.000*SOFR30A +
5.886%),
09/15/2036 18,683
0.0
309,637
(1)(3)
Freddie Mac
REMIC Trust 3582
MS, 1.438%,
(-1.000*SOFR30A +
6.036%),
10/15/2039 22,806
0.0
122,642
(1)(3)
Freddie Mac
REMIC Trust
3624 TS, 0.088%,
(-1.000*SOFR30A +
4.686%),
01/15/2040 3,744
0.0
379,809
(3)
Freddie Mac REMIC
Trust 3688 BI, 5.000%,
07/15/2040 55,273
0.0
275,693
(1)
Freddie Mac REMIC
Trust 3740 FB,
5.212%, (SOFR30A +
0.614%),
10/15/2040 272,254
0.0
925,074
(3)
Freddie Mac REMIC
Trust 4097 IC, 2.500%,
08/15/2027 20,566
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
572,187
(3)
Freddie Mac REMIC
Trust 4116 IL, 4.500%,
05/15/2042 $ 59,441
0.0
3,271,351
(3)
Freddie Mac REMIC
Trust 4120 TI, 2.500%,
10/15/2027 78,659
0.0
455,951
(3)
Freddie Mac REMIC
Trust 4136 QI,
3.000%,
11/15/2032 18,572
0.0
357,562
(3)
Freddie Mac REMIC
Trust 4143 IK, 4.000%,
10/15/2041 21,613
0.0
9,915,998
(1)(3)
Freddie Mac
REMIC Trust
4146 SA, 1.438%,
(-1.000*SOFR30A +
6.036%),
12/15/2042 942,458
0.0
116,055
(3)
Freddie Mac REMIC
Trust 4153 YI, 3.000%,
09/15/2042 1,338
0.0
1,362,718
(3)
Freddie Mac REMIC
Trust 4157 IH, 3.500%,
01/15/2043 205,475
0.0
458,310
(3)
Freddie Mac REMIC
Trust 4162 DI, 2.000%,
02/15/2028 8,910
0.0
1,615,066
(3)
Freddie Mac REMIC
Trust 4182 IL, 3.000%,
03/15/2028 53,971
0.0
1,572,454
(3)
Freddie Mac REMIC
Trust 4186 IA, 3.000%,
03/15/2033 120,134
0.0
39,541
(3)
Freddie Mac REMIC
Trust 4261 ID, 6.500%,
06/15/2032 1,218
0.0
18,045,349
(1)(3)
Freddie Mac
REMIC Trust
4273 PS, 1.388%,
(-1.000*SOFR30A +
5.986%),
11/15/2043 1,241,036
0.1
286,244
(3)
Freddie Mac REMIC
Trust 4287 CI, 4.500%,
07/15/2041 29,308
0.0
1,306,086
(3)
Freddie Mac REMIC
Trust 4290 EI, 5.000%,
12/15/2043 253,227
0.0
59,654
(3)
Freddie Mac REMIC
Trust 4333 AI, 5.500%,
02/15/2044 9,987
0.0
1,155,997
(3)
Freddie Mac REMIC
Trust 4494 LI, 5.000%,
12/15/2043 101,806
0.0
5,365,220
(1)(3)
Freddie Mac
REMIC Trust
4618 SA, 1.288%,
(-1.000*SOFR30A +
5.886%),
09/15/2046 532,265
0.0
1,325,753
(3)
Freddie Mac REMIC
Trust 4625 BI, 3.500%,
06/15/2046 235,076
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,385,519
(3)
Freddie Mac REMIC
Trust 4708 KI, 4.500%,
11/15/2046 $ 233,296
0.0
9,461,434
(3)
Freddie Mac REMIC
Trust 4813 IO,
5.500%,
08/15/2048 1,835,318
0.1
17,217,741
(1)(3)
Freddie Mac
REMIC Trust
4903 NS, 1.417%,
(-1.000*SOFR30A +
5.986%),
08/25/2049 1,662,848
0.1
10,152,483
(1)(3)
Freddie Mac
REMIC Trust
4909 SJ, 1.367%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,161,755
0.1
4,051,692
(1)(3)
Freddie Mac
REMIC Trust
4910 SD, 1.338%,
(-1.000*SOFR30A +
5.936%),
06/15/2049 442,599
0.0
12,619,953
(1)(3)
Freddie Mac
REMIC Trust
4910 SH, 1.367%,
(-1.000*SOFR30A +
5.936%),
09/25/2049 1,454,221
0.1
16,678,469
(1)(3)
Freddie Mac
REMIC Trust
4924 SY, 1.367%,
(-1.000*SOFR30A +
5.936%),
10/25/2049 1,997,407
0.1
11,331,337
(3)
Freddie Mac REMIC
Trust 4967 IQ,
4.000%,
02/25/2050 2,493,175
0.1
30,371,251
(3)
Freddie Mac REMIC
Trust 4974 I, 4.000%,
04/25/2050 6,550,401
0.3
19,330,808
(1)(3)
Freddie Mac
REMIC Trust
5009 TS, 1.517%,
(-1.000*SOFR30A +
6.086%),
09/25/2050 2,241,653
0.1
27,526,036
(3)
Freddie Mac REMIC
Trust 5010 MI,
3.000%,
09/25/2050 4,136,679
0.2
16,515,641
(3)
Freddie Mac REMIC
Trust 5036 CI, 4.000%,
12/25/2049 3,573,177
0.2
23,786,692
(3)
Freddie Mac REMIC
Trust 5049 UI, 3.000%,
12/25/2050 4,388,233
0.2
8,861,612
(3)
Freddie Mac REMIC
Trust 5052 BI, 5.000%,
12/25/2050 2,251,055
0.1
12,638,889
(3)
Freddie Mac REMIC
Trust 5074 GI,
2.000%,
02/25/2051 1,457,562
0.1
21,078,030
(3)
Freddie Mac REMIC
Trust 5081 CI, 2.000%,
03/25/2051 2,447,716
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
37,820,947
(3)
Freddie Mac REMIC
Trust 5083 IP, 4.000%,
11/25/2048 $ 8,272,655
0.4
13,483,145
(3)
Freddie Mac REMIC
Trust 5133 CI, 4.500%,
07/25/2039 2,343,655
0.1
14,820,550
(3)
Freddie Mac REMIC
Trust 5138 CI, 4.000%,
07/25/2050 3,244,866
0.2
9,971,993
(3)
Freddie Mac REMIC
Trust 5142 LI, 2.500%,
09/25/2051 1,589,225
0.1
4,934,989
(3)
Freddie Mac REMIC
Trust 5152 GI,
4.500%,
06/25/2048 1,214,448
0.1
19,020,196
(3)
Freddie Mac REMIC
Trust 5214 IO,
2.000%,
03/25/2051 2,502,348
0.1
8,076,100
(3)
Freddie Mac REMIC
Trust 5261 IC, 4.000%,
01/25/2050 1,632,719
0.1
5,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
DNA6 B1, 7.969%,
(SOFR30A + 3.400%),
10/25/2041 5,269,999
0.3
6,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 B1, 8.319%,
(SOFR30A + 3.750%),
12/25/2041 6,309,892
0.3
5,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA4 M2, 6.919%,
(SOFR30A + 2.350%),
12/25/2041 5,063,676
0.2
2,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 B1, 7.969%,
(SOFR30A + 3.400%),
01/25/2042 2,885,865
0.1
3,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M2, 7.069%,
(SOFR30A + 2.500%),
01/25/2042 3,057,682
0.2
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B1, 9.319%,
(SOFR30A + 4.750%),
02/25/2042 2,631,549
0.1
3,400,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA3 M2, 8.919%,
(SOFR30A + 4.350%),
04/25/2042 3,626,846
0.2
1,800,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA5 M2, 11.484%,
(SOFR30A + 6.750%),
06/25/2042 2,025,001
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 10.319%,
(SOFR30A + 5.750%),
09/25/2042 $ 2,223,486
0.1
2,500,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA3 M2, 7.919%,
(SOFR30A + 3.350%),
11/25/2043 2,669,659
0.1
4,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2024-
HQA2 M2, 6.369%,
(SOFR30A + 1.800%),
08/25/2044 4,053,084
0.2
523,171
(3)
Freddie Mac Strips 224
IO, 6.000%,
03/01/2033 80,158
0.0
280,461
(1)(3)
Freddie Mac Strips
237 S23, 2.388%,
(-1.000*SOFR30A +
6.986%),
05/15/2036 28,131
0.0
345,719
(3)
Freddie Mac Strips 260
33, 4.000%,
05/15/2039 52,667
0.0
381,736
(3)
Freddie Mac Strips 287
IO, 3.000%,
10/15/2027 9,710
0.0
171,831
(1)(3)
Freddie Mac Strips
324 144, 6.000%,
06/15/2039 31,449
0.0
8,126,467
(3)
Freddie Mac Strips 390
C3, 3.500%,
11/15/2037 1,028,309
0.1
9,484,652
(3)
Freddie Mac Strips 400
C8, 6.500%,
05/25/2053 1,971,327
0.1
1,481,014
(1)(2)
Galton Funding
Mortgage Trust 2018-2
B2, 4.694%,
10/25/2058 1,401,038
0.1
2,276,014
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B1, 4.250%,
02/25/2059 2,119,417
0.1
1,829,854
(1)(2)
Galton Funding
Mortgage Trust 2019-1
B2, 4.500%,
02/25/2059 1,721,065
0.1
1,984,654
(1)(2)
GCAT Trust 2024-INV2
B3, 7.375%,
06/25/2054 2,037,477
0.1
1,998,046
(1)(2)
GCAT Trust 2024-INV4
B4, 7.087%,
12/25/2054 1,924,488
0.1
2,576,134
(1)(3)
Ginnie Mae 2007-
59 SC, 2.015%,
(-1.000*TSFR1M +
6.386%),
07/20/2037 217,209
0.0
224,013
(1)(3)
Ginnie Mae 2008-
40 SA, 1.888%,
(-1.000*TSFR1M +
6.286%),
05/16/2038 9,910
0.0
281,528
(3)
Ginnie Mae 2010-143
JI, 4.000%,
08/16/2039 10,390
0.0
491,533
(3)
Ginnie Mae 2010-4 IP,
5.000%,
01/16/2039 25,185
0.0
407,073
(1)(3)
Ginnie Mae 2010-
4 SL, 1.888%,
(-1.000*TSFR1M +
6.286%),
01/16/2040 34,317
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,078,728
(1)(3)
Ginnie Mae 2011-
101 BI, 0.650%,
(-1.000*TSFR1M +
6.536%),
11/20/2037 $ 22,166
0.0
86,182
(1)(3)
Ginnie Mae 2011-
101 EI, 6.000%,
(-1.000*TSFR1M +
106.946%),
10/16/2039 14,785
0.0
714,421
(3)
Ginnie Mae 2011-124
KI, 4.000%,
08/20/2039 26,191
0.0
2,890,346
(1)(3)
Ginnie Mae 2011-
25 AS, 1.575%,
(-1.000*TSFR1M +
5.946%),
02/20/2041 175,237
0.0
481,254
(3)
Ginnie Mae 2012-148
IP, 3.500%,
04/20/2041 8,933
0.0
10,935
(3)
Ginnie Mae 2012-149
BI, 3.500%,
10/20/2041 939
0.0
1,070,107
(3)
Ginnie Mae 2012-39
PI, 4.000%,
03/16/2042 97,121
0.0
2,277,180
(1)(3)
Ginnie Mae 2013-
103 DS, 1.665%,
(-1.000*TSFR1M +
6.036%),
07/20/2043 210,210
0.0
13,178,296
(1)(3)
Ginnie Mae 2013-
130 SB, 0.383%,
(-1.000*TSFR1M +
4.936%),
09/16/2043 407,945
0.0
4,098,126
(1)(3)
Ginnie Mae 2013-
134 DS, 1.615%,
(-1.000*TSFR1M +
5.986%),
09/20/2043 360,656
0.0
119,338
(3)
Ginnie Mae 2013-44
LI, 4.500%,
01/16/2043 12,924
0.0
413,720
(3)
Ginnie Mae 2013-81
IO, 4.500%,
01/16/2040 23,435
0.0
5,983,925
(1)(3)
Ginnie Mae 2014-
58 SM, 1.588%,
(-1.000*TSFR1M +
5.986%),
04/16/2044 499,094
0.0
1,320,647
(3)
Ginnie Mae 2014-84
PI, 4.500%,
04/20/2043 146,505
0.0
1,291,590
(3)
Ginnie Mae 2015-132
BI, 4.000%,
11/20/2044 174,039
0.0
2,073,026
(1)(3)
Ginnie Mae 2015-
69 IL, 0.200%,
(-1.000*TSFR1M +
6.586%),
07/20/2034 9,637
0.0
142,267
(3)
Ginnie Mae 2015-94
IU, 4.000%,
08/20/2044 19,978
0.0
4,814,499
(1)(3)
Ginnie Mae 2016-
66 ES, 1.565%,
(-1.000*TSFR1M +
5.936%),
05/20/2046 487,684
0.0
276,754
(3)
Ginnie Mae 2016-8 PI,
4.000%,
10/20/2044 32,037
0.0
4,248,620
(1)(3)
Ginnie Mae 2018-
153 SQ, 1.715%,
(-1.000*TSFR1M +
6.086%),
11/20/2048 288,903
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
10,303,773
(1)(3)
Ginnie Mae 2018-
93 SJ, 1.715%,
(-1.000*TSFR1M +
6.086%),
07/20/2048 $ 796,986
0.0
127,188
(3)
Ginnie Mae 2019-111
TI, 5.000%,
09/20/2049 23,400
0.0
66,467
(3)
Ginnie Mae 2019-86
GI, 6.500%,
07/20/2049 13,462
0.0
283,744
(3)
Ginnie Mae 2019-86
HI, 5.500%,
07/20/2049 62,656
0.0
9,395,280
(1)(3)
Ginnie Mae 2019-
89 SC, 1.615%,
(-1.000*TSFR1M +
5.986%),
07/20/2049 1,050,775
0.1
18,783,406
(3)
Ginnie Mae 2020-7 EI,
3.500%,
01/20/2050 3,682,196
0.2
20,815,087
(3)
Ginnie Mae 2021-152
ID, 3.000%,
08/20/2051 3,514,715
0.2
37,877,510
(3)
Ginnie Mae 2021-194
IK, 3.000%,
11/20/2051 6,484,077
0.3
20,743,009
(1)(3)
Ginnie Mae 2022-
159 SE, 1.395%,
(-1.000*SOFR30A +
6.000%),
09/20/2052 1,644,043
0.1
16,308,373
(3)
Ginnie Mae 2022-56
IG, 4.500%,
07/20/2050 3,684,857
0.2
19,186,708
(3)
Ginnie Mae 2023-24
ID, 3.500%,
06/20/2050 3,743,407
0.2
9,917,686
(1)
Ginnie Mae 2023-
57 S, 3.400%,
(-1.000*SOFR30A +
13.530%),
04/20/2053 8,882,541
0.4
21,127,471
(3)
Ginnie Mae 2023-70
JI, 5.500%,
06/20/2052 3,984,316
0.2
217,711
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A1, 3.500%,
05/25/2050 191,457
0.0
345,776
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A4, 3.500%,
05/25/2050 304,079
0.0
870,886
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 A8, 3.500%,
05/25/2050 765,867
0.0
2,179,930
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B2, 3.612%,
05/25/2050 1,862,379
0.1
3,441,273
(1)(2)
GS Mortage-Backed
Securities Trust 2020-
PJ1 B3, 3.612%,
05/25/2050 2,879,003
0.1
1,479,646
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ1 B3, 4.025%,
08/25/2049 1,281,337
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
56,973
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 $ 52,754
0.0
3,491,488
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B2, 4.373%,
11/25/2049 3,172,110
0.2
3,611,396
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 B3, 4.373%,
11/25/2049 3,252,531
0.2
423,238
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B1, 3.984%,
03/25/2050 382,110
0.0
431,683
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.984%,
03/25/2050 389,734
0.0
1,682,247
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2020-PJ3 B4, 3.414%,
10/25/2050 1,331,128
0.1
1,584,540
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 B3, 2.650%,
08/25/2051 1,215,254
0.1
3,620,505
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ4 B3, 2.614%,
09/25/2051 2,856,084
0.1
4,684,170
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ5 B3, 2.588%,
10/25/2051 3,650,207
0.2
927,969
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B3, 3.379%,
04/25/2052 745,026
0.0
930,338
(1)(2)
GS Mortgage-Backed
Securities Trust 2021-
GR3 B4, 3.379%,
04/25/2052 729,276
0.0
2,303,465
(2)
GS Mortgage-Backed
Securities Trust 2021-
PJ9 A4, 2.500%,
02/26/2052 1,831,358
0.1
2,113,596
(2)
GS Mortgage-Backed
Securities Trust 2022-
NQM1 A4, 4.000%,
05/25/2062 1,914,653
0.1
2,949,809
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ6 B2, 6.919%,
04/25/2054 2,961,408
0.1
987,029
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ1 B2, 7.163%,
06/25/2054 1,020,501
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,974,502
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
PJ4 B2, 6.258%,
08/25/2054 $ 1,929,791
0.1
280,602
(1)
HarborView Mortgage
Loan Trust 2007-5
A1A, 4.861%, (TSFR1M
+ 0.494%),
09/19/2037 237,797
0.0
632
(1)
HomeBanc Mortgage
Trust 2004-1 2A,
5.313%, (TSFR1M +
0.974%),
08/25/2029 612
0.0
2,600,000
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 1,892,752
0.1
48,491
(1)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 1A1B,
4.873%, (TSFR1M +
0.534%),
04/25/2046 42,883
0.0
53,416
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 A3,
3.986%,
08/25/2049 49,674
0.0
984,476
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B1,
4.434%,
08/25/2049 906,324
0.0
2,385,294
(1)(2)
J.P. Morgan Mortgage
Trust 2019-2 B2,
4.434%,
08/25/2049 2,189,724
0.1
1,085,629
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.595%,
06/25/2049 1,015,187
0.1
2,324,310
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.150%,
05/25/2052 1,811,218
0.1
864,913
(1)(2)
J.P. Morgan Mortgage
Trust 2022-5 A9,
2.800%,
09/25/2052 706,689
0.0
756,907
(1)(2)
J.P. Morgan Mortgage
Trust 2024-1 A9,
6.000%,
06/25/2054 752,105
0.0
881,260
(1)
JP Morgan Mortgage
Trust 2005-A4 B1,
6.104%,
07/25/2035 831,980
0.0
69,650  JP Morgan Mortgage
Trust 2005-S3 1A10,
6.000%,
01/25/2036 31,495
0.0
136,375  JP Morgan Mortgage
Trust 2006-S2 1A18,
6.000%,
07/25/2036 61,967
0.0
389,146  JP Morgan Mortgage
Trust 2006-S3 1A30,
6.500%,
08/25/2036 123,567
0.0
784,352
(1)(2)
JP Morgan Mortgage
Trust 2014-5 B3,
2.697%,
10/25/2029 723,137
0.0
411,553
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B3,
3.792%,
05/25/2046 380,833
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,095,000
(1)(2)
JP Morgan Mortgage
Trust 2016-1 B4,
3.792%,
05/25/2046 $ 1,521,728
0.1
309,721
(1)(2)
JP Morgan Mortgage
Trust 2016-4 A13,
3.500%,
10/25/2046 276,847
0.0
738,253
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.447%,
01/25/2047 640,333
0.0
1,172,217
(1)(2)
JP Morgan Mortgage
Trust 2017-3 B1,
3.780%,
08/25/2047 1,065,061
0.1
1,509,033
(1)(2)
JP Morgan Mortgage
Trust 2017-5 B1,
5.214%,
10/26/2048 1,489,895
0.1
481,990
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B3,
3.777%,
12/25/2048 426,067
0.0
1,360,920
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B4,
3.777%,
12/25/2048 1,193,898
0.1
941,570
(1)(2)
JP Morgan Mortgage
Trust 2017-6 B5,
3.777%,
12/25/2048 741,405
0.0
1,937,281
(1)(2)
JP Morgan Mortgage
Trust 2018-1 B2,
3.573%,
06/25/2048 1,711,935
0.1
2,034,055
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.703%,
09/25/2048 1,780,776
0.1
409,865
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.707%,
10/25/2048 364,946
0.0
1,660,095
(1)(2)
JP Morgan Mortgage
Trust 2018-5 A13,
3.500%,
10/25/2048 1,453,074
0.1
91,179
(1)(2)
JP Morgan Mortgage
Trust 2018-6 1A10,
3.500%,
12/25/2048 80,689
0.0
141,954
(1)(2)
JP Morgan Mortgage
Trust 2018-8 A3,
4.000%,
01/25/2049 129,824
0.0
3,403,319
(1)(2)
JP Morgan Mortgage
Trust 2018-8 B2,
4.024%,
01/25/2049 3,048,736
0.2
866,027
(1)(2)
JP Morgan Mortgage
Trust 2018-9 B2,
4.253%,
02/25/2049 790,450
0.0
150,525
(1)(2)
JP Morgan Mortgage
Trust 2019-1 A3,
4.000%,
05/25/2049 138,271
0.0
317,526
(1)(2)
JP Morgan Mortgage
Trust 2019-5 A3,
4.000%,
11/25/2049 293,617
0.0
2,617,001
(1)(2)
JP Morgan Mortgage
Trust 2019-5 B1,
4.456%,
11/25/2049 2,422,109
0.1
72,727
(1)(2)
JP Morgan Mortgage
Trust 2019-6 A3,
3.500%,
12/25/2049 65,110
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
873,018
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.207%,
02/25/2050 $ 741,620
0.0
357,938
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A15,
3.500%,
03/25/2050 316,828
0.0
888,375
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.417%,
03/25/2050 764,265
0.0
3,470,021
(1)(2)
JP Morgan Mortgage
Trust 2019-INV1 B2,
4.927%,
10/25/2049 3,310,665
0.2
218,460
(1)(2)
JP Morgan Mortgage
Trust 2019-INV2 A15,
3.500%,
02/25/2050 195,436
0.0
3,799,213
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.359%,
05/25/2050 3,422,815
0.2
1,618,476
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.740%,
12/25/2049 1,519,063
0.1
1,640,624
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.740%,
12/25/2049 1,535,969
0.1
2,521,380
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B2,
4.347%,
03/25/2050 2,293,694
0.1
5,868,924
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.347%,
03/25/2050 5,304,443
0.3
244,426
(1)(2)
JP Morgan Mortgage
Trust 2020-2 A15,
3.500%,
07/25/2050 215,092
0.0
55,236
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A15,
3.500%,
06/25/2050 54,435
0.0
285,347
(1)(2)
JP Morgan Mortgage
Trust 2020-LTV1 A5,
3.500%,
06/25/2050 281,101
0.0
3,007,333
(1)(2)
JP Morgan Mortgage
Trust 2021-6 B3,
2.863%,
10/25/2051 2,312,767
0.1
2,369,870
(1)(2)
JP Morgan Mortgage
Trust 2022-2 B3,
3.129%,
08/25/2052 1,845,117
0.1
984,028
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.404%,
05/25/2054 929,555
0.0
2,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-12 A9,
6.150%,
06/25/2055 1,999,511
0.1
1,467,644
(1)(2)
JP Morgan Mortgage
Trust 2024-2 A9,
6.500%,
08/25/2054 1,474,937
0.1
693,391
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 A3,
5.500%,
04/25/2055 680,718
0.0
1,436,363
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1 B3,
6.563%,
04/25/2055 1,351,744
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,785,022
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B2, 7.178%,
10/25/2054 $ 1,856,805
0.1
2,698,358
(1)(2)
JP Morgan Mortgage
Trust Series 2024-4
B3, 7.178%,
10/25/2054 2,745,698
0.1
2,451,528
(1)(2)
JP Morgan Mortgage
Trust Series 2024-6
B3, 6.951%,
12/25/2054 2,458,561
0.1
439,511
(1)(2)
JP Morgan Trust
2015-3 B3, 3.582%,
05/25/2045 403,302
0.0
1,327,529
(1)(2)
JP Morgan Trust
2015-3 B4, 3.582%,
05/25/2045 988,698
0.1
56,878
(1)
Lehman XS Trust
Series 2005-5N 1A2,
4.813%, (TSFR1M +
0.474%),
11/25/2035 56,152
0.0
1,740,342
(1)(2)
Mello Mortgage Capital
Acceptance 2021-
MTG3 B3, 2.906%,
07/01/2051 1,352,329
0.1
2,698,609
(1)(2)
Mello Mortgage Capital
Acceptance 2022-INV1
B3, 3.316%,
03/25/2052 2,143,410
0.1
2,000,000
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 1,540,322
0.1
930,828
(1)
Morgan Stanley
Mortgage Loan Trust
2006-9AR A2, 4.753%,
(TSFR1M + 0.414%),
08/25/2036 218,779
0.0
991,531
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-2 B3,
7.164%,
03/25/2054 1,001,961
0.1
996,820
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2024-4 B3,
7.055%,
09/25/2054 976,141
0.1
256,565
(1)(2)
New Residential
Mortgage Loan Trust
2017-3A B2, 4.750%,
04/25/2057 250,804
0.0
1,300,000
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 7.919%,
(SOFR30A + 3.350%),
04/25/2034 1,330,145
0.1
159,211
(1)(2)
OBX Trust 2019-
EXP3 1A9, 3.500%,
10/25/2059 140,745
0.0
309,647
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 283,922
0.0
223,961
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 197,458
0.0
1,731,883
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 1,376,838
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000
(1)(2)
OBX Trust 2022-
NQM4 A1B, 3.900%,
04/25/2062 $ 2,299,213
0.1
2,074,937
(1)(2)
Oceanview Mortgage
Trust 2021-1 B3,
2.717%,
05/25/2051 1,591,881
0.1
1,071,440,618
(2)(3)
PMTT4 2017-PM1
XIO, 13.000%,
10/25/2048 4,893,966
0.2
13,292  Prime Mortgage Trust
2007-1 A4, 5.500%,
03/25/2037 11,524
0.0
128,699
(1)(2)
PSMC Trust 2019-
3 A12, 3.500%,
11/25/2049 119,345
0.0
2,572,077
(1)(2)
Radnor RE Ltd. 2021-
1 M1C, 7.269%,
(SOFR30A + 2.700%),
12/27/2033 2,602,257
0.1
2,159,876
(1)(2)
RCKT Mortgage Trust
2019-1 B2A, 3.888%,
09/25/2049 1,922,431
0.1
1,487,652
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.471%,
02/25/2050 1,295,490
0.1
2,302,837
(1)(2)
RCKT Mortgage Trust
2021-4 A21, 2.500%,
09/25/2051 1,832,238
0.1
5,186,118
(1)(2)
RCKT Mortgage Trust
2021-6 B3, 2.793%,
12/25/2051 3,955,624
0.2
844,486
(1)(2)
RCKT Mortgage Trust
2022-3 A21, 3.000%,
05/25/2052 700,165
0.0
666,539
(2)
Sequoia Mortgage Trust
2013-9 B2, 3.500%,
07/25/2043 631,083
0.0
1,237,858
(1)(2)
Sequoia Mortgage Trust
2017-1 B2, 3.601%,
02/25/2047 1,134,880
0.1
1,034,211
(1)(2)
Sequoia Mortgage Trust
2018-6 B1, 4.163%,
07/25/2048 959,539
0.1
466,259
(2)
Sequoia Mortgage
Trust 2018-CH1 B2B,
4.425%,
03/25/2048 432,878
0.0
1,470,671
(1)(2)
Sequoia Mortgage Trust
2019-2 B2, 4.246%,
06/25/2049 1,378,072
0.1
1,390,650
(1)(2)
Sequoia Mortgage Trust
2019-2 B3, 4.246%,
06/25/2049 1,251,670
0.1
1,884,660
(1)(2)
Sequoia Mortgage Trust
2019-5 B2, 3.711%,
12/25/2049 1,671,584
0.1
1,885,527
(1)(2)
Sequoia Mortgage Trust
2019-5 B3, 3.711%,
12/25/2049 1,644,150
0.1
706,415
(1)(2)
Sequoia Mortgage
Trust 2019-CH1 B2B,
4.911%,
03/25/2049 678,926
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
23,007
(1)(2)
Sequoia Mortgage Trust
2019-CH2 A1, 4.500%,
08/25/2049 $ 22,851
0.0
151,590
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 A13,
4.000%,
09/25/2049 140,032
0.0
1,788,135
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.508%,
09/25/2049 1,663,743
0.1
170,264
(1)(2)
Sequoia Mortgage Trust
2020-1 A1, 3.500%,
02/25/2050 151,393
0.0
1,352,576
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.635%,
03/25/2050 1,152,771
0.1
526,092
(1)(2)
Sequoia Mortgage Trust
2021-3 B3, 2.650%,
05/25/2051 412,670
0.0
1,164,156
(1)(2)
Sequoia Mortgage Trust
2021-5 B3, 3.051%,
07/25/2051 923,215
0.0
1,032,369
(1)(2)
Sequoia Mortgage Trust
2022-1 B3, 2.946%,
02/25/2052 826,796
0.0
2,362,018
(1)(2)
Sequoia Mortgage Trust
2024-3 A19, 6.000%,
04/25/2054 2,347,031
0.1
1,373,130
(2)
Sequoia Mortgage Trust
2024-4 A19, 6.000%,
05/25/2054 1,364,418
0.1
1,796,951
(1)(2)
Sequoia Mortgage Trust
2024-9 A20, 5.500%,
10/25/2054 1,748,779
0.1
2,577,710
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.632%,
10/25/2047 2,309,784
0.1
1,944,440
(1)(2)
Shellpoint Co-Originator
Trust 2017-2 B2,
3.632%,
10/25/2047 1,761,591
0.1
2,000,000
(1)(2)
Starwood Mortgage
Residential Trust
2022-2 M1, 4.200%,
02/25/2067 1,524,149
0.1
21,814
(1)
Structured Adjustable
Rate Mortgage Loan
Trust Series 2005-
4 3A1, 5.979%,
03/25/2035 19,750
0.0
3,679,691
(1)(2)
Triangle Re Ltd.
2021-3 M1B, 7.469%,
(SOFR30A + 2.900%),
02/25/2034 3,717,526
0.2
2,376,044
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.219%,
12/25/2051 1,875,826
0.1
57,138,621
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR1 X, 0.147%,
01/25/2045 574
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,647,170
(1)(3)
WaMu Mortgage Pass-
Through Certificates
2005-AR2 X, 0.001%,
01/25/2045 $ 208
0.0
10,019
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
4.823%,
10/25/2036 9,064
0.0
50,782
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 2A3,
4.186%,
10/25/2036 45,758
0.0
247,651
(1)
WaMu Mortgage Pass-
Through Certificates
2006-AR14 1A4,
4.228%,
11/25/2036 213,205
0.0
63,037
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
4.297%,
12/25/2036 56,083
0.0
318,966
(1)
WaMu Mortgage Pass-
Through Certificates
2007-HY3 1A1,
3.824%,
03/25/2037 256,462
0.0
569,630
(1)
WaMu Mortgage Pass-
Through Certificates
Series 2004-AR7 A6,
6.139%,
07/25/2034 532,340
0.0
99,138
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2004-AR4
A6, 6.221%,
06/25/2034 95,434
0.0
64,441
(1)
WaMu Mortgage Pass-
Through Certificates
Series Trust 2006-
AR14 1A3, 4.228%,
11/25/2036 55,477
0.0
359,949
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-10 2A3, 5.353%,
(TSFR1M + 1.014%),
11/25/2035 313,497
0.0
429,272  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2005-5 CB3, 5.500%,
07/25/2035 389,212
0.0
545,674
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-5 2CB2, 5.053%,
(TSFR1M + 0.714%),
07/25/2036 349,292
0.0
1,497,352
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR5 3A, 5.765%,
(12MTA + 0.940%),
07/25/2046 912,810
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
610,520
(1)
Washington Mutual
Mortgage Pass-Through
Certificates WMALT
2006-AR6 2A, 5.785%,
(12MTA + 0.960%),
08/25/2046 $ 332,050
0.0
381,617  Washington Mutual
Mortgage Pass-Through
Certificates WMALT
Series Trust 2005-
10 2A9, 6.000%,
11/25/2035 346,220
0.0
82,650  Washington Mutual
Mortgage Pass-
Through Certificates
WMALT Series Trust
2005-8 1A2, 5.500%,
10/25/2035 74,223
0.0
17,435
(1)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 4.883%, (TSFR1M
+ 0.544%),
06/25/2037 14,953
0.0
1,237,036
(1)(2)
Wells Fargo Mortgage
Backed Securities
2018-1 B3, 3.646%,
07/25/2047 1,074,398
0.1
336,008
(1)
Wells Fargo Mortgage
Backed Securities
Trust 2006-AR12 1A1,
7.605%,
09/25/2036 304,263
0.0
68,803
(1)
Wells Fargo Mortgage
Backed Securities Trust
2007-AR7 A1, 6.683%,
12/28/2037 60,484
0.0
1,409,505
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2019-4 B3, 3.512%,
09/25/2049 972,441
0.1
1,806,984
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.373%,
12/25/2049 1,511,717
0.1
2,632,513
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-4 B2, 3.156%,
07/25/2050 2,273,038
0.1
1,830,820
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 B3, 2.700%,
12/25/2050 1,338,829
0.1
337,724
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.755%,
08/20/2045 304,176
0.0
Total Collateralized
Mortgage Obligations
(Cost $561,944,973)
521,157,939
25.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 18.9%
Basic Materials : 1.0%
1,500,000  AngloGold Ashanti
Holdings PLC, 3.750%,
10/01/2030 $ 1,354,387
0.1
1,005,000
(2)
Avient Corp., 6.250%,
11/01/2031 992,416
0.1
600,000
(2)(5)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 621,651
0.0
150,000
(2)(5)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 136,303
0.0
700,000
(2)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 653,510
0.0
375,000
(2)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 336,899
0.0
450,000
(2)(5)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 445,689
0.0
875,000
(2)
Constellium SE,
5.625%,
06/15/2028 859,965
0.0
1,075,000
(2)
Corp Nacional del
Cobre de Chile,
5.950%,
01/08/2034 1,071,977
0.1
625,000
(2)
Corp Nacional del
Cobre de Chile,
6.440%,
01/26/2036 638,476
0.0
925,000
(2)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 912,617
0.1
938,875
(2)
Innophos Holdings, Inc.,
11.500%,
06/15/2029 976,430
0.1
1,650,000
(5)
JSW Steel Ltd., 5.050%,
04/05/2032 1,485,511
0.1
935,000
(2)(5)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 901,759
0.0
1,650,000
(2)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,644,023
0.1
200,000
(2)
Novelis Corp., 3.250%,
11/15/2026 190,679
0.0
600,000
(2)
Novelis Corp., 3.875%,
08/15/2031 517,265
0.0
250,000
(2)
Novelis Corp., 4.750%,
01/30/2030 230,937
0.0
675,000
(2)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 622,581
0.0
1,775,000
(2)
OCP SA, 6.750%,
05/02/2034 1,813,606
0.1
400,000
(2)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 374,136
0.0
400,000
(2)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 407,490
0.0
2,025,000
(2)
Sociedad Quimica y
Minera de Chile SA,
5.500%,
09/10/2034 1,919,923
0.1
800,000
(2)
SPCM SA, 3.125%,
03/15/2027 756,855
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
1,650,000
(2)(5)
Tronox, Inc., 4.625%,
03/15/2029 $ 1,482,848
0.1
21,347,933
1.0
Communications : 2.2%
1,500,000
(2)
Altice Financing SA,
5.750%,
08/15/2029 1,099,676
0.1
1,600,000
(2)
Altice France SA,
5.125%,
07/15/2029 1,199,901
0.1
800,000
(2)
Arches Buyer, Inc.,
6.125%,
12/01/2028 715,121
0.0
362,000
(2)
Beasley Mezzanine
Holdings LLC, 9.200%,
08/01/2028 204,530
0.0
800,000
(2)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 746,929
0.0
1,750,000
(2)(5)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 1,572,875
0.1
1,325,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,141,246
0.1
1,000,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 964,739
0.0
1,025,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,008,052
0.0
300,000
(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 299,396
0.0
1,200,000
(2)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 1,094,465
0.1
2,110,000
(2)
CSC Holdings LLC,
5.500%,
04/15/2027 1,890,812
0.1
1,375,000
(2)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 1,341,125
0.1
1,300,000
(2)
DISH Network Corp.,
11.750%,
11/15/2027 1,378,516
0.1
675,000
(2)
GCI LLC, 4.750%,
10/15/2028 631,111
0.0
1,025,000
(2)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 547,789
0.0
1,500,000  Lamar Media Corp.,
4.000%,
02/15/2030 1,366,940
0.1
1,150,000
(2)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 911,375
0.0
1,175,000
(2)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,285,450
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,200,000
(2)(5)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 $ 1,143,785
0.1
1,050,000
(2)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,051,314
0.0
2,831,000  Meta Platforms, Inc.,
4.750%,
08/15/2034 2,757,225
0.1
3,236,000  Meta Platforms, Inc.,
5.400%,
08/15/2054 3,136,559
0.2
3,236,000  Meta Platforms, Inc.,
5.550%,
08/15/2064 3,157,338
0.2
675,000
(2)(5)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 624,276
0.0
865,000
(1)
Paramount Global,
6.375%,
03/30/2062 837,071
0.0
300,000
(2)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 288,435
0.0
1,875,000
(2)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 1,825,157
0.1
4,101,000  Sprint Capital Corp.,
6.875%,
11/15/2028 4,356,320
0.2
850,000
(2)
Stagwell Global LLC,
5.625%,
08/15/2029 810,296
0.0
1,200,000
(2)
Univision
Communications, Inc.,
6.625%,
06/01/2027 1,196,577
0.1
525,000
(2)(5)
Viasat, Inc., 6.500%,
07/15/2028 426,143
0.0
425,000
(2)
Viasat, Inc., 7.500%,
05/30/2031 295,984
0.0
625,000
(2)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 566,730
0.0
765,000
(2)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 658,717
0.0
1,500,000
(2)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,550,989
0.1
1,520,000
(2)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 1,293,515
0.1
45,376,479
2.2
Consumer, Cyclical : 2.5%
800,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 716,194
0.0
1,200,000
(2)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,205,386
0.1
600,000
(2)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 591,607
0.0
300,000
(2)(5)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 306,919
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
275,000
(2)
Allison Transmission,
Inc., 3.750%,
01/30/2031 $ 243,492
0.0
625,000
(2)
Allison Transmission,
Inc., 5.875%,
06/01/2029 621,704
0.0
775,000
(2)(5)
American Airlines, Inc.,
7.250%,
02/15/2028 795,075
0.0
125,000
(2)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 124,695
0.0
525,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 503,616
0.0
475,000
(5)
Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 444,698
0.0
75,000
(2)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 76,366
0.0
925,000
(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 866,783
0.1
900,000
(2)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 917,352
0.1
525,000
(2)
Carnival Corp., 4.000%,
08/01/2028 497,947
0.0
1,325,000
(2)
Carnival Corp., 6.000%,
05/01/2029 1,322,879
0.1
1,298,149
(2)(6)
Carvana Co., 9.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 1,387,344
0.1
900,000
(2)
CCM Merger, Inc.,
6.375%,
05/01/2026 902,454
0.1
800,000
(2)
Cinemark USA, Inc.,
7.000%,
08/01/2032 817,076
0.1
108,782
(2)
Delta Air Lines, Inc.
/ SkyMiles IP Ltd.,
4.750%,
10/20/2028 107,360
0.0
700,000
(2)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 732,788
0.0
1,500,000
(2)
eG Global Finance PLC,
12.000%,
11/30/2028 1,679,272
0.1
1,400,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 1,345,517
0.1
1,250,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 1,209,206
0.1
725,000
(2)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 640,018
0.0
225,000
(2)
Gap, Inc., 3.625%,
10/01/2029 202,265
0.0
600,000
(2)
Gap, Inc., 3.875%,
10/01/2031 519,414
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
605,000
(2)
Gates Corp., 6.875%,
07/01/2029 $ 616,173
0.0
4,125,000  General Motors
Financial Co., Inc.,
5.800%,
01/07/2029 4,210,072
0.2
815,000
(2)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 818,665
0.1
605,000
(2)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 595,737
0.0
4,125,000
(2)
Hyundai Capital
America, 6.100%,
09/21/2028 4,245,165
0.2
650,000
(2)
Installed Building
Products, Inc., 5.750%,
02/01/2028 639,814
0.0
725,000
(2)
Interface, Inc., 5.500%,
12/01/2028 712,845
0.0
200,000
(2)
International Game
Technology PLC,
4.125%,
04/15/2026 197,218
0.0
900,000
(2)
International Game
Technology PLC,
5.250%,
01/15/2029 878,621
0.1
725,000
(2)(5)
Lithia Motors, Inc.,
4.375%,
01/15/2031 660,005
0.0
225,000  M/I Homes, Inc.,
3.950%,
02/15/2030 204,229
0.0
525,000  M/I Homes, Inc.,
4.950%,
02/01/2028 509,930
0.0
325,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 271,071
0.0
450,000
(2)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 423,015
0.0
400,000  MGM Resorts
International, 4.625%,
09/01/2026 394,922
0.0
400,000  MGM Resorts
International, 4.750%,
10/15/2028 383,317
0.0
225,000  MGM Resorts
International, 6.500%,
04/15/2032 224,422
0.0
1,225,000
(2)
Michaels Cos., Inc.,
5.250%,
05/01/2028 926,301
0.1
650,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 617,384
0.0
200,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 199,116
0.0
225,000
(2)
NCL Corp. Ltd.,
5.875%,
03/15/2026 224,860
0.0
150,000
(2)
NCL Corp. Ltd.,
8.375%,
02/01/2028 156,953
0.0
700,000
(2)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 750,758
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,935,000
(2)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 $ 1,924,354
0.1
430,000
(2)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 423,253
0.0
825,000
(5)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 827,536
0.1
750,000
(2)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 718,345
0.0
800,000
(2)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 802,339
0.1
351,455
(2)
Staples, Inc., 12.750%,
01/15/2030 275,243
0.0
955,000
(2)
Station Casinos LLC,
4.500%,
02/15/2028 906,861
0.1
625,000
(2)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 545,826
0.0
150,000
(2)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 138,349
0.0
725,000
(5)
United Airlines
Holdings, Inc., 4.875%,
01/15/2025 724,017
0.0
450,000
(2)
United Airlines, Inc.,
4.375%,
04/15/2026 442,813
0.0
1,520,000
(2)
Victoria's Secret & Co.,
4.625%,
07/15/2029 1,387,312
0.1
1,525,000
(2)
Viking Cruises Ltd.,
5.875%,
09/15/2027 1,518,534
0.1
225,000
(2)
Viking Cruises Ltd.,
7.000%,
02/15/2029 226,462
0.0
750,000
(2)(5)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 656,129
0.0
800,000  Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 572,501
0.0
540,000
(5)
Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 535,176
0.0
875,000
(2)
William Carter Co.,
5.625%,
03/15/2027 868,359
0.1
950,000
(2)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 940,431
0.1
450,000
(2)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 448,199
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
440,000
(2)(5)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 $ 439,118
0.0
52,959,177
2.5
Consumer, Non-cyclical : 2.6%
700,000
(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 701,850
0.0
850,000
(2)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 815,529
0.0
570,000
(2)(5)
AdaptHealth LLC,
4.625%,
08/01/2029 513,269
0.0
805,000
(2)
ADT Security Corp.,
4.125%,
08/01/2029 740,895
0.0
550,000
(2)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 534,756
0.0
525,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 478,330
0.0
575,000
(2)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 573,102
0.0
1,050,000
(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 993,661
0.1
500,000
(2)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 471,425
0.0
725,000
(2)(5)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 692,383
0.0
375,000
(2)
APi Group DE, Inc.,
4.125%,
07/15/2029 345,171
0.0
425,000
(2)
APi Group DE, Inc.,
4.750%,
10/15/2029 401,775
0.0
650,000
(2)
Bausch & Lomb
Escrow Corp., 8.375%,
10/01/2028 673,562
0.0
750,000
(2)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 600,836
0.0
565,000
(2)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 513,367
0.0
775,000
(2)
BellRing Brands, Inc.,
7.000%,
03/15/2030 795,059
0.0
1,370,000
(2)
Belron UK Finance
PLC, 5.750%,
10/15/2029 1,357,066
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
310,000
(2)
Brink's Co., 6.500%,
06/15/2029 $ 314,422
0.0
310,000
(2)
Brink's Co., 6.750%,
06/15/2032 312,636
0.0
1,000,000
(2)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 910,973
0.1
1,575,000
(2)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 1,295,072
0.1
1,225,000
(2)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,177,020
0.1
910,000
(2)(5)
Cimpress PLC, 7.375%,
09/15/2032 905,176
0.1
2,589,000  Coca-Cola Co., 5.200%,
01/14/2055 2,460,815
0.1
750,000
(2)
CPI CG, Inc., 10.000%,
07/15/2029 805,585
0.0
275,000
(2)
DaVita, Inc., 3.750%,
02/15/2031 238,208
0.0
1,100,000
(2)
DaVita, Inc., 4.625%,
06/01/2030 1,012,204
0.1
1,650,000
(2)
Embecta Corp.,
5.000%,
02/15/2030 1,521,330
0.1
1,025,000
(5)
Encompass Health
Corp., 4.750%,
02/01/2030 972,439
0.1
750,000
(2)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 783,835
0.0
225,000
(2)
Fiesta Purchaser, Inc.,
9.625%,
09/15/2032 236,269
0.0
225,000
(2)
Garda World Security
Corp., 4.625%,
02/15/2027 218,730
0.0
650,000
(2)
Graham Holdings Co.,
5.750%,
06/01/2026 647,870
0.0
1,000,000
(2)
Jazz Securities DAC,
4.375%,
01/15/2029 945,733
0.1
875,000
(2)
LifePoint Health, Inc.,
10.000%,
06/01/2032 890,747
0.1
800,000
(2)
Medline Borrower L.P.,
3.875%,
04/01/2029 741,526
0.0
700,000
(2)
Medline Borrower L.P.,
5.250%,
10/01/2029 676,210
0.0
1,000,000  Minerva Luxembourg
SA, 4.375%,
03/18/2031 845,000
0.1
1,600,000
(2)
Minerva Luxembourg
SA, 8.875%,
09/13/2033 1,669,504
0.1
750,000
(2)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 696,723
0.0
400,000  New Albertsons L.P.,
7.450%,
08/01/2029 415,946
0.0
1,100,000
(2)(5)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 989,758
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
400,000
(2)(5)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 $ 409,444
0.0
975,000
(2)
Performance Food
Group, Inc., 6.125%,
09/15/2032 976,174
0.1
975,000
(5)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 954,613
0.1
675,000
(2)
Post Holdings, Inc.,
4.625%,
04/15/2030 623,108
0.0
935,000
(2)
Post Holdings, Inc.,
6.250%,
10/15/2034 913,159
0.1
190,000
(2)
Post Holdings, Inc.,
6.375%,
03/01/2033 186,459
0.0
1,100,000
(2)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,095,236
0.1
760,000
(2)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 707,452
0.0
1,800,000
(2)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,786,443
0.1
1,180,000
(2)
Select Medical Corp.,
6.250%,
12/01/2032 1,137,350
0.1
1,505,000  Service Corp.
International, 5.750%,
10/15/2032 1,461,706
0.1
685,000
(2)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 633,822
0.0
530,000
(2)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 537,606
0.0
700,000
(2)
Star Parent, Inc.,
9.000%,
10/01/2030 727,895
0.0
640,000
(2)
Teleflex, Inc., 4.250%,
06/01/2028 610,319
0.0
275,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 258,421
0.0
650,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 637,158
0.0
1,075,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,073,968
0.1
1,015,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,008,269
0.1
1,475,000
(2)
United Natural
Foods, Inc., 6.750%,
10/15/2028 1,455,208
0.1
275,000
(5)
United Rentals North
America, Inc., 3.750%,
01/15/2032 241,090
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
700,000
(5)
United Rentals North
America, Inc., 4.875%,
01/15/2028 $ 681,816
0.0
575,000
(2)
United Rentals North
America, Inc., 6.125%,
03/15/2034 571,222
0.0
1,460,000
(2)
US Foods, Inc., 5.750%,
04/15/2033 1,422,471
0.1
375,000
(2)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 358,376
0.0
700,000
(2)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 699,723
0.0
54,054,275
2.6
Energy : 2.3%
500,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 487,277
0.0
700,000
(2)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 697,216
0.0
635,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 632,012
0.0
400,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.625%,
09/01/2032 399,880
0.0
108,000
(2)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 108,662
0.0
850,000
(2)(5)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 828,627
0.1
825,000
(2)
Baytex Energy Corp.,
8.500%,
04/30/2030 843,721
0.1
310,000  Cenovus Energy, Inc.,
5.250%,
06/15/2037 291,555
0.0
975,000
(2)
Chord Energy Corp.,
6.375%,
06/01/2026 975,448
0.1
800,000
(2)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 796,623
0.0
475,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 475,075
0.0
550,000
(2)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 569,174
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
162,000  Devon Energy Corp.,
4.500%,
01/15/2030 $ 156,764
0.0
275,000
(2)
DT Midstream, Inc.,
4.125%,
06/15/2029 257,009
0.0
475,000
(2)
DT Midstream, Inc.,
4.375%,
06/15/2031 433,742
0.0
820,000
(2)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 837,949
0.1
1,300,000  Ecopetrol SA, 6.875%,
04/29/2030 1,271,725
0.1
1,985,000  Ecopetrol SA, 7.750%,
02/01/2032 1,935,871
0.1
1,030,000  Ecopetrol SA, 8.375%,
01/19/2036 996,010
0.1
700,000
(2)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 602,219
0.0
340,000
(2)
Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 337,244
0.0
1,200,000  Empresa Nacional
del Petroleo, 5.250%,
11/06/2029 1,190,274
0.1
900,000
(2)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 919,226
0.1
743,000
(2)
Enerflex Ltd., 9.000%,
10/15/2027 774,132
0.0
2,725,000
(1)
Energy Transfer L.P. G,
7.125%,
12/31/2199 2,741,625
0.1
1,200,000  EnLink Midstream LLC,
5.375%,
06/01/2029 1,200,818
0.1
1,200,000
(2)
EQM Midstream
Partners L.P., 4.750%,
01/15/2031 1,129,356
0.1
675,000
(2)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 694,702
0.0
400,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 403,002
0.0
725,000
(2)
Greensaif Pipelines
Bidco Sarl, 6.510%,
02/23/2042 735,875
0.0
425,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 405,879
0.0
450,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 425,160
0.0
450,000
(2)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 417,846
0.0
1,575,000
(2)
Hunt Oil Co. of Peru
LLC Sucursal Del Peru,
8.550%,
09/18/2033 1,720,191
0.1
775,000
(2)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 763,413
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
775,000
(2)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 $ 791,269
0.0
200,000
(2)
Matador Resources Co.,
6.500%,
04/15/2032 198,075
0.0
900,000
(2)
Matador Resources Co.,
6.875%,
04/15/2028 913,663
0.1
1,000,000  Medco Maple Tree
Pte Ltd., 8.960%,
04/27/2029 1,054,060
0.1
785,000
(2)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 771,150
0.0
1,500,000
(2)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,510,322
0.1
825,000
(2)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 810,090
0.0
300,000
(2)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 296,373
0.0
1,000,000  Petroleos del Peru SA,
4.750%,
06/19/2032 758,437
0.0
3,300,000  Petroleos Mexicanos,
6.500%,
03/13/2027 3,188,130
0.2
1,475,000
(2)
Pluspetrol Camisea SA
/ Pluspetrol Lote 56 SA,
6.240%,
07/03/2036 1,485,178
0.1
1,400,000
(2)
Raizen Fuels Finance
SA, 5.700%,
01/17/2035 1,300,215
0.1
1,500,000
(2)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,557,233
0.1
225,000
(2)
Sunoco L.P., 7.000%,
05/01/2029 231,066
0.0
315,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 297,199
0.0
690,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 640,453
0.0
375,000
(2)
Talos Production, Inc.,
9.000%,
02/01/2029 385,090
0.0
500,000
(2)
Talos Production, Inc.,
9.375%,
02/01/2031 510,200
0.0
450,000
(2)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 451,709
0.0
120,000
(2)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 122,571
0.0
800,000
(2)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 717,055
0.0
920,000
(2)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 934,669
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
875,000
(2)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 $ 910,921
0.1
775,000
(2)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 809,070
0.0
48,099,500
2.3
Financial : 4.8%
390,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 375,579
0.0
745,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 767,920
0.0
355,000
(2)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 371,653
0.0
760,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 753,444
0.0
800,000
(2)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 808,362
0.1
425,000  Ally Financial, Inc.,
5.750%,
11/20/2025 427,389
0.0
350,000
(5)
Ally Financial, Inc.,
6.700%,
02/14/2033 353,002
0.0
4,125,000
(1)
American Express Co.,
5.282%,
07/27/2029 4,172,554
0.2
800,000
(2)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 797,151
0.0
984,000
(1)(2)
Banco del Estado
de Chile, 7.950%,
12/31/2199 1,017,456
0.1
1,300,000
(2)
Bank Gospodarstwa
Krajowego, 5.750%,
07/09/2034 1,288,417
0.1
3,000,000
(1)
Bank of America
Corp., MTN, 3.384%,
04/02/2026 2,988,704
0.2
825,000
(2)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 802,388
0.1
625,000
(2)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 628,348
0.0
4,125,000  Crown Castle, Inc.,
5.600%,
06/01/2029 4,206,549
0.2
1,800,000
(1)(2)(5)
Danske Bank A/S,
6.466%,
01/09/2026 1,800,393
0.1
835,000
(2)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 832,601
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
725,000
(2)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 $ 725,884
0.0
430,000
(2)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 476,002
0.0
175,000
(2)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 180,656
0.0
3,000
(1)
Goldman Sachs
Group, Inc., 5.016%,
10/23/2035 2,873
0.0
8,251,000
(1)
Goldman Sachs
Group, Inc., 5.727%,
04/25/2030 8,423,785
0.4
1,650,000
(2)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 1,655,959
0.1
1,550,000
(2)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,480,768
0.1
1,460,000
(2)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 1,447,446
0.1
2,000,000
(1)
JPMorgan Chase & Co.,
2.083%,
04/22/2026 1,983,090
0.1
198,000
(1)
JPMorgan Chase & Co.,
4.452%,
12/05/2029 194,105
0.0
8,251,000
(1)
JPMorgan Chase & Co.,
5.571%,
04/22/2028 8,392,335
0.4
200,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 193,003
0.0
675,000
(2)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 637,148
0.0
4,125,000
(2)
Met Tower Global
Funding, 5.250%,
04/12/2029 4,178,661
0.2
400,000
(2)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 367,632
0.0
515,000
(2)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 504,162
0.0
4,020,000
(1)
Mitsubishi UFJ Financial
Group, Inc., 5.258%,
04/17/2030 4,055,876
0.2
2,000,000
(1)
Morgan Stanley,
0.985%,
12/10/2026 1,929,065
0.1
2,000,000
(1)
Morgan Stanley,
2.188%,
04/28/2026 1,982,437
0.1
2,500,000
(1)
Morgan Stanley,
4.679%,
07/17/2026 2,497,954
0.1
5,000
(1)
Morgan Stanley,
5.466%,
01/18/2035 4,974
0.0
7,000
(1)
Morgan Stanley,
5.831%,
04/19/2035 7,136
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
16,000
(1)
Morgan Stanley,
6.627%,
11/01/2034 $ 17,200
0.0
61,000
(1)
Morgan Stanley, MTN,
5.424%,
07/21/2034 60,603
0.0
8,251,000
(1)
Morgan Stanley, MTN,
5.652%,
04/13/2028 8,391,493
0.4
675,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 484,326
0.0
825,000
(5)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 696,338
0.0
575,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 571,039
0.0
875,000
(2)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 817,251
0.1
350,000  Navient Corp., 5.000%,
03/15/2027 343,309
0.0
250,000  Navient Corp., 6.750%,
06/25/2025 250,425
0.0
340,000  OneMain Finance
Corp., 4.000%,
09/15/2030 302,450
0.0
800,000  OneMain Finance
Corp., 5.375%,
11/15/2029 769,781
0.0
325,000  OneMain Finance
Corp., 7.125%,
03/15/2026 331,081
0.0
825,000
(2)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 834,145
0.1
850,000
(2)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 863,310
0.1
720,000
(2)
PHH Escrow Issuer
LLC, 9.875%,
11/01/2029 723,974
0.0
21,000
(1)
PNC Financial Services
Group, Inc., 6.037%,
10/28/2033 21,741
0.0
600,000
(2)(5)
PRA Group, Inc.,
5.000%,
10/01/2029 549,458
0.0
165,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 165,967
0.0
925,000
(2)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 954,450
0.1
375,000
(2)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 365,000
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
975,000
(2)
Ryan Specialty LLC,
5.875%,
08/01/2032 $ 965,350
0.1
4,194,000  Sumitomo Mitsui
Financial Group, Inc.,
5.316%,
07/09/2029 4,242,954
0.2
125,000
(2)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 124,474
0.0
1,030,000
(2)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,018,175
0.1
760,000
(2)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 782,532
0.0
2,000,000
(1)
Wells Fargo & Co.,
MTN, 4.540%,
08/15/2026 1,996,496
0.1
8,251,000
(1)
Wells Fargo & Co.,
MTN, 5.707%,
04/22/2028 8,387,789
0.4
98,743,972
4.8
Industrial : 1.9%
650,000
(2)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 659,758
0.0
1,400,000
(2)(5)
Aeropuertos
Dominicanos Siglo
XXI SA, 7.000%,
06/30/2034 1,440,257
0.1
910,000
(2)
Arcosa, Inc., 6.875%,
08/15/2032 925,711
0.1
800,000
(2)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 688,114
0.0
4,190,000
(2)
BAE Systems PLC,
5.125%,
03/26/2029 4,201,390
0.2
475,000
(2)(5)
Bombardier, Inc.,
7.500%,
02/01/2029 494,628
0.0
312,000
(2)
Bombardier, Inc.,
7.875%,
04/15/2027 312,668
0.0
200,000
(2)
Bombardier, Inc.,
8.750%,
11/15/2030 215,237
0.0
875,000
(2)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 875,371
0.1
150,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 149,185
0.0
775,000
(2)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 752,849
0.0
800,000
(2)
Chart Industries, Inc.,
7.500%,
01/01/2030 832,742
0.0
725,000
(2)
Clean Harbors, Inc.,
6.375%,
02/01/2031 730,543
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
900,000
(2)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 $ 902,325
0.1
950,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 933,854
0.1
1,584,000
(2)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 1,530,323
0.1
750,000
(2)
GFL Environmental,
Inc., 4.000%,
08/01/2028 710,785
0.0
450,000
(2)
GFL Environmental,
Inc., 4.375%,
08/15/2029 425,780
0.0
325,000
(2)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 314,029
0.0
350,000
(2)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 348,360
0.0
1,025,000
(2)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,015,136
0.1
975,000
(2)
Imola Merger Corp.,
4.750%,
05/15/2029 925,392
0.1
675,000
(2)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 666,074
0.0
1,750,000
(2)
Kingston Airport
Revenue Finance Ltd.,
6.750%,
12/15/2036 1,763,300
0.1
875,000
(2)
Madison IAQ LLC,
5.875%,
06/30/2029 827,168
0.0
1,520,000
(2)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 1,434,163
0.1
1,150,000
(2)(5)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,120,641
0.1
4,125,000
(2)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 5.350%,
03/30/2029 4,158,866
0.2
400,000
(2)
Rolls-Royce PLC,
3.625%,
10/14/2025 393,614
0.0
725,000
(2)
Sealed Air Corp.,
4.000%,
12/01/2027 695,503
0.0
425,000
(2)(5)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 426,756
0.0
875,000
(2)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 765,916
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
875,000
(2)
Sisecam UK PLC,
8.250%,
05/02/2029 $ 879,515
0.1
660,000
(2)
Sitios Latinoamerica
SAB de CV, 6.000%,
11/25/2029 660,003
0.0
900,000
(2)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 946,539
0.1
675,000
(2)
Standard Industries,
Inc., 3.375%,
01/15/2031 579,305
0.0
425,000
(2)
Standard Industries,
Inc., 4.375%,
07/15/2030 389,721
0.0
625,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 629,897
0.0
440,000
(2)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 440,165
0.0
955,000
(2)
TransDigm, Inc.,
6.000%,
01/15/2033 936,712
0.1
550,000
(2)
TransDigm, Inc.,
6.625%,
03/01/2032 555,652
0.0
650,000
(2)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 622,677
0.0
1,005,000
(2)
Wilsonart LLC,
11.000%,
08/15/2032 986,248
0.1
39,262,872
1.9
Technology : 0.4%
800,000
(2)
Amentum Escrow Corp.,
7.250%,
08/01/2032 806,974
0.1
2,400,000
(2)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 2,358,691
0.1
500,000
(2)
Entegris Escrow Corp.,
5.950%,
06/15/2030 496,378
0.0
350,000
(2)
Entegris, Inc., 3.625%,
05/01/2029 317,330
0.0
700,000
(2)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 714,645
0.0
400,000
(2)
Open Text Corp.,
3.875%,
12/01/2029 362,419
0.0
800,000
(2)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 726,224
0.0
790,000
(2)
Playtika Holding Corp.,
4.250%,
03/15/2029 719,190
0.0
850,000
(2)
Rocket Software, Inc.,
6.500%,
02/15/2029 801,381
0.1
825,000
(2)
UKG, Inc., 6.875%,
02/01/2031 837,876
0.1
8,141,108
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities : 1.2%
1,256,321
(2)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 $ 1,099,941
0.1
379,267  AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 332,058
0.0
1,500,000
(2)
Alpha Generation LLC,
6.750%,
10/15/2032 1,485,450
0.1
475,000
(2)
Calpine Corp., 4.500%,
02/15/2028 455,961
0.0
400,000
(2)
Calpine Corp., 5.000%,
02/01/2031 376,438
0.0
650,000
(2)
Calpine Corp., 5.125%,
03/15/2028 630,901
0.0
34,000
(2)
Calpine Corp., 5.250%,
06/01/2026 33,980
0.0
1,000,000
(2)
Centrais Eletricas
Brasileiras SA, 6.500%,
01/11/2035 932,800
0.1
1,100,000
(2)
Chile Electricity Lux
Mpc II Sarl, 5.580%,
10/20/2035 1,071,400
0.1
1,225,000
(2)
Comision Federal de
Electricidad, 5.700%,
01/24/2030 1,183,044
0.1
1,700,000
(2)
Comision Federal de
Electricidad, 6.450%,
01/24/2035 1,612,875
0.1
800,000
(2)
Lightning Power LLC,
7.250%,
08/15/2032 824,894
0.1
3,681,000
(1)
National Rural Utilities
Cooperative Finance
Corp., 7.761%,
(TSFR3M + 3.172%),
04/30/2043 3,688,640
0.2
2,875,000
(1)
NextEra Energy Capital
Holdings, Inc., 5.650%,
05/01/2079 2,816,714
0.1
1,950,000
(2)
Niagara Energy SAC,
5.746%,
10/03/2034 1,891,110
0.1
710,000
(2)
NRG Energy, Inc.,
6.000%,
02/01/2033 690,134
0.0
770,000
(2)
NRG Energy, Inc.,
6.250%,
11/01/2034 755,859
0.0
2,950,000  South Jersey Industries,
Inc., 5.020%,
04/15/2031 2,443,575
0.1
700,000  TransAlta Corp.,
7.750%,
11/15/2029 730,553
0.0
475,000
(2)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 447,651
0.0
750,000
(2)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 748,253
0.0
350,000
(2)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 349,650
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
475,000
(2)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 $ 498,748
0.0
25,100,629
1.2
Total Corporate Bonds/
Notes
(Cost $394,502,199)
393,085,945
18.9
COMMERCIAL MORTGAGE-BACKED SECURITIES : 17.8%
1,971,929
(1)(2)
AREIT LLC 2023-CRE8
A, 6.494%, (TSFR1M +
2.112%),
08/17/2041 1,980,740
0.1
3,500,000
(1)(2)
ARES1 2024-IND2 A,
5.840%, (TSFR1M +
1.443%),
10/15/2034 3,511,695
0.2
1,500,000
(2)
ARZ Trust 2024-BILT
C, 6.361%,
06/11/2029 1,507,735
0.1
1,600,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM A,
5.409%,
11/10/2029 1,594,348
0.1
3,400,000
(2)
Atrium Hotel Portfolio
Trust 2024-ATRM B,
5.894%,
11/10/2029 3,389,814
0.2
2,500,000
(1)(2)
BAHA Trust 2024-MAR
A, 6.171%,
12/10/2041 2,527,844
0.1
2,500,000
(1)(2)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 2,558,737
0.1
685,000
(1)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 584,549
0.0
5,320,000
(1)(2)(3)
BANK 2017-BNK4 XE,
1.473%,
05/15/2050 151,540
0.0
16,600,000
(1)(2)(3)
BANK 2017-BNK6 XE,
1.500%,
07/15/2060 517,829
0.0
9,344,015
(1)(3)
BANK 2019-BN16 XA,
0.935%,
02/15/2052 273,549
0.0
48,358,319
(1)(3)
BANK 2019-BN17 XA,
0.997%,
04/15/2052 1,661,246
0.1
28,573,210
(1)(3)
BANK 2019-BN19 XA,
0.935%,
08/15/2061 1,018,276
0.1
57,063,999
(1)(3)
BANK 2019-BN22 XA,
0.579%,
11/15/2062 1,373,556
0.1
1,500,000
(1)
BANK 2019-BN24 C,
3.517%,
11/15/2062 1,242,690
0.1
2,500,000
(1)
BANK5 2024-5YR10
C, 5.743%,
10/15/2057 2,461,823
0.1
2,000,000  BBCMS Mortgage
Trust 2024-5C27 A3,
6.014%,
07/15/2057 2,068,769
0.1
1,000,000  BBCMS Mortgage Trust
2024-5C31 C, 5.756%,
12/15/2057 989,787
0.0
10,118,778
(1)(3)
BBCMS Trust 2021-
C10 XA, 1.213%,
07/15/2054 552,691
0.0
2,000,000
(1)(2)
BDS LLC 2024-FL13
A, 5.943%, (TSFR1M +
1.576%),
09/19/2039 2,010,501
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,274,477
(1)(2)
BDS Ltd. 2021-FL10
A, 5.840%, (TSFR1M +
1.464%),
12/16/2036 $ 1,276,130
0.1
96,361,302
(1)(3)
Benchmark Mortgage
Trust 2018-B7 XA,
0.407%,
05/15/2053 1,151,267
0.1
43,804,856
(1)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.221%,
03/15/2062 1,803,006
0.1
42,285,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B10 XB,
0.913%,
03/15/2062 1,434,049
0.1
40,026,003
(1)(3)
Benchmark Mortgage
Trust 2019-B12 XA,
1.068%,
08/15/2052 1,486,083
0.1
3,090,000
(2)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 1,921,584
0.1
7,330,000
(1)(2)(3)
Benchmark Mortgage
Trust 2019-B9 XD,
1.992%,
03/15/2052 496,085
0.0
950,000
(1)
Benchmark Mortgage
Trust 2020-B16 AM,
2.944%,
02/15/2053 822,816
0.0
17,357,375
(1)(3)
Benchmark Mortgage
Trust 2021-B24 XA,
1.139%,
03/15/2054 796,016
0.0
9,762,523
(1)(3)
Benchmark Mortgage
Trust 2021-B28 XA,
1.262%,
08/15/2054 549,144
0.0
4,000,000
(1)
Benchmark Mortgage
Trust 2024-V8 A3,
6.189%,
07/15/2057 4,160,833
0.2
1,891,583
(1)(2)
BFLD Mortgage
Trust 2024-WRHS A,
5.889%, (TSFR1M +
1.492%),
08/15/2026 1,897,901
0.1
2,100,000
(1)(2)
BIG Commercial
Mortgage Trust 2022-
BIG B, 6.138%,
(TSFR1M + 1.741%),
02/15/2039 2,097,290
0.1
2,395,695
(1)(2)
BLP Commercial
Mortgage Trust 2024-
IND2 C, 6.288%,
(TSFR1M + 1.891%),
03/15/2041 2,399,133
0.1
2,653,000
(2)(4)
BMD2 Re-Remic Trust
2019-FRR1 3AB,
0.000%,
05/25/2052 2,053,686
0.1
3,002,000
(2)
BMD2 Re-Remic Trust
2019-FRR1 6B10,
2.434%,
05/25/2052 2,375,589
0.1
1,100,000  BMO Mortgage Trust
2024-5C6 A3, 5.316%,
09/15/2057 1,104,274
0.1
2,500,000
(1)
BMO Mortgage Trust
2024-5C7 A3, 5.566%,
11/15/2057 2,543,638
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(1)
BMO Mortgage Trust
2024-5C8 C, 5.744%,
12/15/2057 $ 2,475,224
0.1
4,100,000
(1)(2)
BMP 2024-MF23 C,
6.238%, (TSFR1M +
1.841%),
06/15/2041 4,109,826
0.2
2,500,000
(1)(2)
BX 2024-BRVE A,
6.238%, (TSFR1M +
1.841%),
04/15/2026 2,512,366
0.1
4,326,923
(1)(2)
BX 2024-PALM A,
5.938%, (TSFR1M +
1.541%),
06/15/2037 4,341,367
0.2
4,970,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 6.682%,
(TSFR1M + 2.285%),
10/15/2036 4,913,895
0.2
3,500,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT D, 6.162%,
(TSFR1M + 1.764%),
09/15/2036 3,493,991
0.2
1,500,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
VOLT F, 6.912%,
(TSFR1M + 2.514%),
09/15/2036 1,498,726
0.1
2,402,020
(1)(2)
BX Commercial
Mortgage Trust 2023-
XL3 A, 6.159%,
(TSFR1M + 1.761%),
12/09/2040 2,415,257
0.1
2,500,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIR2 A, 5.890%,
(TSFR1M + 1.492%),
10/15/2041 2,513,051
0.1
5,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
AIRC A, 6.088%,
(TSFR1M + 1.691%),
08/15/2039 5,042,149
0.2
3,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA2 A, 5.939%,
(TSFR1M + 1.542%),
11/15/2041 3,016,803
0.1
2,000,000
(1)(2)
BX Commercial
Mortgage Trust 2024-
GPA3 A, 5.800%,
(TSFR1M + 1.293%),
12/15/2039 2,003,392
0.1
1,974,013
(1)(2)
BX Commercial
Mortgage Trust 2024-
KING A, 5.938%,
(TSFR1M + 1.541%),
05/15/2034 1,978,139
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,328,182
(1)(2)
BX Commercial
Mortgage Trust
2024-MF D, 7.087%,
(TSFR1M + 2.690%),
02/15/2039 $ 1,343,502
0.1
1,458,014
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL4 C, 6.588%,
(TSFR1M + 2.191%),
02/15/2039 1,460,421
0.1
5,880,152
(1)(2)
BX Commercial
Mortgage Trust 2024-
XL5 C, 6.338%,
(TSFR1M + 1.941%),
03/15/2041 5,888,843
0.3
3,500,000
(1)(2)
BX Trust 2021-LBA
EJV, 6.512%, (TSFR1M
+ 2.114%),
02/15/2036 3,474,624
0.2
2,767,834
(1)(2)
BX Trust 2021-LBA
EV, 6.512%, (TSFR1M
+ 2.114%),
02/15/2036 2,740,140
0.1
845,329
(1)(2)
BX Trust 2021-RISE
B, 5.761%, (TSFR1M +
1.364%),
11/15/2036 841,710
0.0
941,921
(1)(2)
BX Trust 2021-SDMF
D, 5.898%, (TSFR1M +
1.501%),
09/15/2034 928,681
0.0
1,412,881
(1)(2)
BX Trust 2021-SDMF
E, 6.098%, (TSFR1M +
1.701%),
09/15/2034 1,391,395
0.1
734,135
(1)(2)
BX Trust 2022-FOX2
C, 5.706%, (TSFR1M +
1.309%),
04/15/2039 725,685
0.0
1,180,000
(1)(2)
BX Trust 2022-LBA6
C, 5.997%, (TSFR1M +
1.600%),
01/15/2039 1,178,019
0.1
1,000,000
(1)(2)
BX Trust 2022-LBA6
D, 6.397%, (TSFR1M +
2.000%),
01/15/2039 999,122
0.1
1,500,000
(1)(2)
BX Trust 2022-VAMF
F, 7.696%, (TSFR1M +
3.299%),
01/15/2039 1,485,364
0.1
7,000,000
(2)
BX Trust 2023-LIFE C,
5.884%,
02/15/2028 6,638,272
0.3
2,750,000
(1)(2)
BX Trust 2024-BIO B,
6.338%, (TSFR1M +
1.941%),
02/15/2041 2,756,509
0.1
1,564,602
(1)(2)
BX Trust 2024-CNYN
C, 6.338%, (TSFR1M +
1.941%),
04/15/2041 1,570,310
0.1
1,086,529
(1)(2)
BX Trust 2024-CNYN
D, 7.087%, (TSFR1M +
2.690%),
04/15/2041 1,091,166
0.1
3,000,000
(1)(2)
BX Trust 2024-VLT4
A, 5.888%, (TSFR1M +
1.491%),
07/15/2029 3,016,286
0.1
4,000,000
(1)(2)
Caliun 2024-SUN A,
6.374%, (TSFR1M +
1.891%),
07/15/2041 4,022,109
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
88,654,144
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF1 XA, 1.112%,
05/15/2052 $ 3,271,573
0.2
32,845,345
(1)(3)
Cantor Commercial
Real Estate Lending
2019-CF2 XA, 1.172%,
11/15/2052 1,360,392
0.1
3,188,000
(1)
Cantor Commercial
Real Estate Lending
2019-CF3 B, 3.500%,
01/15/2053 2,664,045
0.1
1,250,000
(1)
CCUBS Commercial
Mortgage Trust
2017-C1 B, 4.159%,
11/15/2050 1,159,996
0.1
6,456,545
(1)(3)
CD Mortgage Trust
2016-CD1 XA, 1.342%,
08/10/2049 74,499
0.0
14,660,000
(1)(2)(3)
CD Mortgage Trust
2016-CD1 XB, 0.675%,
08/10/2049 118,741
0.0
291,791
(1)(2)
Citigroup Commercial
Mortgage Trust 2013-
GC17 D, 5.076%,
11/10/2046 268,904
0.0
1,000,000  Citigroup Commercial
Mortgage Trust 2015-
GC31 A4, 3.762%,
06/10/2048 992,138
0.0
21,003,408
(1)(3)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 0.979%,
10/12/2050 440,512
0.0
37,553,392
(1)(3)
Citigroup Commercial
Mortgage Trust 2019-
GC41 XA, 1.032%,
08/10/2056 1,364,277
0.1
1,661,000
(1)
COMM Mortgage Trust
2015-CR23 C, 4.332%,
05/10/2048 1,574,547
0.1
2,000,000  COMM Mortgage
Trust 2015-CR25 A4,
3.759%,
08/10/2048 1,984,158
0.1
1,000,000
(1)
COMM Mortgage Trust
2015-CR27 B, 4.338%,
10/10/2048 965,286
0.0
9,286,055
(1)(3)
COMM Mortgage
Trust 2016-COR1 XA,
1.299%,
10/10/2049 121,901
0.0
1,601,765  COMM Mortgage
Trust 2016-CR28 A4,
3.762%,
02/10/2049 1,586,772
0.1
1,986,084
(1)(3)
COMM Mortgage
Trust 2016-CR28 XA,
0.624%,
02/10/2049 6,836
0.0
1,500,000
(1)
COMM Mortgage Trust
2017-COR2 B, 4.206%,
09/10/2050 1,411,885
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 $ 3,037,743
0.1
3,000,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 3,039,834
0.1
4,239,472
(1)(2)(3)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.788%,
10/05/2030 16,381
0.0
1,500,000
(1)(2)
CONE Trust 2024-
DFW1 A, 6.039%,
(TSFR1M + 1.642%),
08/15/2041 1,509,809
0.1
2,200,000
(1)
CSAIL Commercial
Mortgage Trust 2020-
C19 B, 3.476%,
03/15/2053 1,839,828
0.1
3,500,000
(1)(2)
DC Trust 2024-HLTN
A, 5.727%,
04/13/2040 3,526,005
0.2
2,500,000
(1)(2)
DK Trust 2024-SPBX
C, 6.347%, (TSFR1M +
1.950%),
03/15/2034 2,504,481
0.1
2,750,000
(1)(2)
DK Trust 2024-SPBX
D, 7.147%, (TSFR1M +
2.750%),
03/15/2034 2,756,692
0.1
2,000,000
(1)(2)
DTP Commercial
Mortgage Trust 2023-
STE2 A, 5.843%,
01/15/2041 2,023,881
0.1
2,000,000
(2)
ELM Trust 2024-
ELM C15, 6.189%,
06/10/2039 2,020,000
0.1
7,759,844
(1)(2)
EQUS Mortgage Trust
2021-EQAZ C, 6.012%,
(TSFR1M + 1.614%),
10/15/2038 7,758,005
0.4
880,791
(1)(2)
Extended Stay America
Trust 2021-ESH E,
7.361%, (TSFR1M +
2.964%),
07/15/2038 886,564
0.0
1,761,582
(1)(2)
Extended Stay America
Trust 2021-ESH F,
8.211%, (TSFR1M +
3.814%),
07/15/2038 1,773,749
0.1
2,500,000
(1)(2)
Fashion Show Mall
LLC 2024-SHOW A,
5.104%,
10/10/2041 2,464,310
0.1
2,500,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU D, 7.093%,
(TSFR1M + 2.600%),
12/15/2039 2,515,094
0.1
19,848,000
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K109 X1, 1.575%,
04/25/2030 1,321,625
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,424,795
(1)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 0.979%,
08/25/2036 $ 185,929
0.0
2,000,000
(1)(2)
FS Rialto Issuer LLC
2024-FL9 A, 5.997%,
(TSFR1M + 1.631%),
10/19/2039 2,012,357
0.1
3,700,000
(1)(2)
FS Trust 2024-HULA
A, 6.208%, (TSFR1M +
1.811%),
08/15/2039 3,715,758
0.2
2,442,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 2,055,189
0.1
4,690,000
(2)
GAM RE-REMIC Trust
2022-FRR3 BK71,
1.981%,
11/27/2050 4,000,973
0.2
2,676,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 BK89,
0.000%,
01/27/2052 1,946,915
0.1
1,850,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 1,787,639
0.1
1,849,000
(2)(4)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 1,771,306
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
C730, 0.000%,
09/27/2051 2,251,087
0.1
2,751,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK44, 0.000%,
09/27/2051 2,732,769
0.1
2,238,000
(2)
GAM RE-REMIC
TRUST 2021-FRR2
CK49, 1.000%,
09/27/2051 2,146,231
0.1
1,900,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
CK78, 0.000%,
09/27/2051 1,307,938
0.1
2,263,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
D730, 0.000%,
09/27/2051 2,249,597
0.1
2,237,000
(2)(4)
GAM RE-REMIC
TRUST 2021-FRR2
DK49, 0.000%,
09/27/2051 2,103,128
0.1
2,500,000
(1)(2)
Great Wolf Trust 2024-
WOLF D, 7.287%,
(TSFR1M + 2.890%),
03/15/2039 2,524,737
0.1
10,000,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2021-
ARDN B, 6.162%,
(TSFR1M + 1.764%),
11/15/2036 9,987,627
0.5
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)
GS Mortgage Securities
Trust 2015-GC30 AS,
3.777%,
05/10/2050 $ 977,392
0.0
1,200,000
(1)
GS Mortgage Securities
Trust 2016-GS3 C,
3.979%,
10/10/2049 1,105,306
0.1
500,000
(1)
GS Mortgage Securities
Trust 2018-GS9 B,
4.321%,
03/10/2051 458,166
0.0
13,110,482
(1)(3)
GS Mortgage Securities
Trust 2019-GC38 XA,
1.007%,
02/10/2052 448,510
0.0
32,716,166
(1)(3)
GS Mortgage Securities
Trust 2019-GC40 XA,
1.120%,
07/10/2052 1,290,344
0.1
660,000  GS Mortgage Securities
Trust 2019-GSA1 B,
3.511%,
11/10/2052 588,692
0.0
80,724,201
(1)(3)
GS Mortgage Securities
Trust 2019-GSA1 XA,
0.802%,
11/10/2052 2,461,245
0.1
5,000,000
(1)(2)
GSMS Trustair 2024-
FAIR A, 5.876%,
07/15/2029 5,041,331
0.2
1,000,000
(1)(2)
HLTN Commercial
Mortgage Trust 2024-
DPLO A, 6.039%,
(TSFR1M + 1.642%),
06/15/2041 1,003,432
0.1
5,300,000
(1)(2)
HTL Commercial
Mortgage Trust
2024-T53 A, 5.876%,
05/10/2039 5,331,821
0.3
1,972,300
(1)(2)
INTOWN Mortgage
Trust 2022-STAY D,
8.531%, (TSFR1M +
4.134%),
08/15/2039 1,979,559
0.1
4,050,000
(1)(2)
J.P. Morgan Chase
Commercial Mortgage
Securities Trust 2019-
MFP E, 6.605%,
(TSFR1M + 2.207%),
07/15/2036 3,967,010
0.2
750,000  JP Morgan Chase
Commercial Mortgage
Securities Trust 2016-
JP3 AS, 3.144%,
08/15/2049 689,104
0.0
1,018,333
(1)
JPMBB Commercial
Mortgage Securities
Trust 2014-C21 C,
4.564%,
08/15/2047 1,004,587
0.1
31,656,027
(1)(3)
JPMBB Commercial
Mortgage Securities
Trust 2015-C28 XA,
0.784%,
10/15/2048 29,195
0.0
1,500,000
(1)
JPMBB Commercial
Mortgage Securities
Trust 2015-C29 AS,
3.917%,
05/15/2048 1,486,808
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000
(1)(2)
KIND Commercial
Mortgage Trust 2024-1
A, 6.287%, (TSFR1M +
1.890%),
08/15/2041 $ 2,009,282
0.1
991,720
(1)(2)
KIND Trust 2021-KIND
A, 5.464%, (TSFR1M +
1.064%),
08/15/2038 982,641
0.0
5,000,000
(1)(2)
KSL Commercial
Mortgage Trust 2024-
HT2 B, 6.614%,
(TSFR1M + 2.042%),
12/15/2039 5,003,132
0.2
2,000,000
(1)(2)
LBA Trust 2024-BOLT
A, 5.988%, (TSFR1M +
1.591%),
06/15/2039 2,005,547
0.1
3,500,000
(1)(2)
Life Mortgage Trust
2022-BMR2 A1,
5.692%, (TSFR1M +
1.295%),
05/15/2039 3,425,536
0.2
9,321,445
(1)(2)(3)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.838%,
03/10/2050 105,463
0.0
1,224,652
(1)(2)
MCR Mortgage Trust
2024-HTL D, 8.303%,
(TSFR1M + 3.905%),
02/15/2037 1,238,773
0.1
1,000,000
(1)(2)
MED Commercial
Mortgage Trust 2024-
MOB A, 5.989%,
(TSFR1M + 1.592%),
05/15/2041 1,000,813
0.1
4,000,000
(1)(2)
MF1 LLC 2024-FL14
A, 6.103%, (TSFR1M +
1.737%),
03/19/2039 4,026,002
0.2
2,917,165
(1)(2)
MHP 2022-MHIL E,
7.008%, (TSFR1M +
2.611%),
01/15/2027 2,909,976
0.1
2,000,000
(1)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2015-C27 C,
4.484%,
12/15/2047 1,934,184
0.1
14,381,942
(1)(3)
Morgan Stanley Bank of
America Merrill Lynch
Trust 2017-C34 XA,
0.766%,
11/15/2052 243,437
0.0
30,460,168
(1)(3)
Morgan Stanley Capital
I 2017-HR2 XA,
0.848%,
12/15/2050 628,156
0.0
25,660,000
(1)(2)(3)
Morgan Stanley Capital
I Trust 2018-L1 XD,
1.780%,
10/15/2051 1,484,948
0.1
21,507,066
(1)(3)
Morgan Stanley Capital
I Trust 2021-L6 XA,
1.174%,
06/15/2054 976,960
0.0
1,650,000
(1)(2)
MTN Commercial
Mortgage Trust 2022-
LPFL A, 5.797%,
(TSFR1M + 1.397%),
03/15/2039 1,649,673
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000
(1)(2)
NXPT Commercial
Mortgage Trust 2024-
STOR B, 4.648%,
11/05/2041 $ 2,876,408
0.1
5,000,000
(1)(2)
ORL Trust 2024-GLKS
C, 6.791%, (TSFR1M +
2.291%),
12/15/2039 5,011,938
0.2
1,951,241
(1)(2)
PFP Ltd. 2024-11 A,
6.315%, (TSFR1M +
1.832%),
09/17/2039 1,967,582
0.1
13,000,000
(2)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 11,216,325
0.5
1,615,905
(2)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 1,473,048
0.1
5,950,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.369%,
11/08/2049 5,424,684
0.3
8,960,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.222%,
03/01/2050 8,012,487
0.4
2,750,000
(2)(4)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 2,307,534
0.1
3,400,000
(1)(2)
SHER Trust 2024-DAL
A, 6.038%, (TSFR1M +
1.641%),
04/15/2037 3,396,947
0.2
2,500,000
(1)(2)
SHR Trust 2024-LXRY
A, 6.347%, (TSFR1M +
1.950%),
10/15/2041 2,522,580
0.1
3,000,000
(1)(2)
SMRT 2022-MINI E,
7.098%, (TSFR1M +
2.700%),
01/15/2039 2,880,740
0.1
4,454,348
(2)
THPT Mortgage Trust
2023-THL A, 6.994%,
12/10/2034 4,553,126
0.2
769,045
(1)(2)
TTAN 2021-MHC D,
6.262%, (TSFR1M +
1.864%),
03/15/2038 769,567
0.0
21,520,459
(1)(3)
UBS Commercial
Mortgage Trust 2019-
C16 XA, 1.519%,
04/15/2052 1,123,293
0.1
4,500,000
(2)
VEGAS Trust 2024-TI
A, 5.518%,
11/10/2039 4,514,771
0.2
2,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2016-C35 C,
4.176%,
07/15/2048 1,907,032
0.1
1,000,000
(1)
Wells Fargo
Commercial Mortgage
Trust 2017-C41 B,
4.188%,
11/15/2050 937,102
0.0
2,588,000  Wells Fargo
Commercial Mortgage
Trust 2019-C49 B,
4.546%,
03/15/2052 2,457,287
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,500,000
(2)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 E,
2.500%,
04/15/2054 $ 1,548,202
0.1
18,901,016
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C59 XA,
1.503%,
04/15/2054 1,217,959
0.1
Total Commercial
Mortgage-Backed
Securities
(Cost $368,905,137)
368,957,867
17.8
ASSET-BACKED SECURITIES : 13.0%
Home Equity Asset-Backed Securities : 0.4%
1,861,762
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A2,
6.336%,
02/25/2038 1,453,684
0.1
2,743,235
(1)(2)
ACE Securities Corp.
Mortgage Loan Trust
Series 2007-D1 A3,
7.250%,
02/25/2038 2,063,304
0.1
283,025
(1)
GSAA Home Equity
Trust 2006-3 A3,
5.053%, (TSFR1M +
0.714%),
03/25/2036 137,838
0.0
1,835,101
(1)
GSAA Home Equity
Trust 2006-4 4A3,
4.244%,
03/25/2036 1,101,026
0.1
792,998
(1)
GSAA Home Equity
Trust 2007-1 1A1,
4.613%, (TSFR1M +
0.274%),
02/25/2037 218,711
0.0
786,209
(1)
GSAA Trust 2006-
7 AF2, 5.995%,
03/25/2046 288,893
0.0
697,266
(1)
Morgan Stanley
Mortgage Loan Trust
2007-10XS A2,
6.250%,
02/25/2037 386,716
0.0
313,893
(1)
Nomura Home Equity
Loan, Inc. Home Equity
Loan Trust Series
2007-1 2A4A, 4.913%,
(TSFR1M + 0.574%),
02/25/2037 279,548
0.0
2,710,136
(1)
Renaissance Home
Equity Loan Trust
2004-4 MF2, 5.818%,
02/25/2035 2,342,119
0.1
995,583
(2)
Unlock HEA Trust
2024-2 A, 6.500%,
10/25/2039 974,391
0.0
9,246,230
0.4
Other Asset-Backed Securities : 11.7%
1,374,100
(2)
ACHV ABS TRUST
2024-1PL A, 5.900%,
04/25/2031 1,386,732
0.1
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(2)
AMMC CLO 25 Ltd.
2022-25A CR, 6.656%,
(TSFR3M + 2.000%),
04/15/2035 $ 1,504,476
0.1
2,000,000
(1)(2)
AMMC CLO XI Ltd.
2012-11A CR2,
6.751%, (TSFR3M +
2.162%),
04/30/2031 2,002,892
0.1
2,700,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
6.929%, (TSFR3M +
2.312%),
10/20/2030 2,710,444
0.1
2,900,000
(1)(2)
Apidos CLO XXXIII
2020-33A CR, 6.796%,
(TSFR3M + 2.162%),
10/24/2034 2,903,816
0.1
742,500
(2)
Applebee's Funding
LLC / IHOP Funding
LLC 2019-1A A2II,
4.723%,
06/05/2049 730,005
0.0
210,580
(2)
Aqua Finance Trust
2019-A A, 3.140%,
07/16/2040 204,008
0.0
2,406,872
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
A, 5.862%, (TSFR1M +
1.464%),
11/15/2036 2,410,020
0.1
500,000
(1)(2)
Arbor Realty
Commercial Real Estate
Notes Ltd. 2021-FL4
D, 7.412%, (TSFR1M +
3.014%),
11/15/2036 492,455
0.0
3,600,000
(1)(2)
Bain Capital CLO Ltd.
2024-1A C, 7.047%,
(TSFR3M + 2.400%),
04/16/2037 3,647,041
0.2
1,030,000
(1)(2)
Bain Capital Credit CLO
Ltd. 2017-2A CR3,
6.826%, (TSFR3M +
2.200%),
07/25/2037 1,042,449
0.1
2,000,000
(1)(2)
Barings CLO Ltd.
2018-3A C, 6.779%,
(TSFR3M + 2.162%),
07/20/2029 2,005,206
0.1
7,000,000
(1)(2)
Benefit Street Partners
CLO V-B Ltd. 2018-
5BA CR, 6.767%,
(TSFR3M + 2.150%),
07/20/2037 7,013,986
0.3
1,600,000
(1)(2)
Birch Grove Clo 9 Ltd.
2024-9A C, 6.835%,
(TSFR3M + 2.000%),
10/22/2037 1,604,501
0.1
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 6.843%,
(TSFR3M + 2.212%),
10/22/2030 1,002,020
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,000,000
(1)(2)
BlueMountain CLO Ltd.
2015-4A CR, 6.779%,
(TSFR3M + 2.162%),
04/20/2030 $ 1,003,088
0.1
2,000,000
(1)(2)
BlueMountain CLO
XXIX Ltd. 2020-29A
CR, 6.987%, (TSFR3M
+ 2.362%),
07/25/2034 2,002,582
0.1
1,250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 6.918%, (TSFR3M +
2.262%),
04/15/2034 1,251,538
0.1
800,000
(2)
Bojangles Issuer LLC
2024-1A A2, 6.584%,
11/20/2054 791,287
0.0
4,000,000
(1)(2)
Bristol Park CLO Ltd.
2016-1A CR, 6.868%,
(TSFR3M + 2.212%),
04/15/2029 4,006,648
0.2
750,000
(1)(2)
Buttermilk Park CLO
Ltd. 2018-1A CR,
6.606%, (TSFR3M +
1.950%),
10/15/2031 751,181
0.0
1,000,000
(1)(2)
Carlyle C17 CLO Ltd.
C17A BR, 6.701%,
(TSFR3M + 2.112%),
04/30/2031 1,001,513
0.1
4,500,000
(1)(2)
Carlyle Global Market
Strategies CLO Ltd.
2014-1A CR2, 6.709%,
(TSFR3M + 2.062%),
04/17/2031 4,509,005
0.2
4,100,000
(1)(2)
Carlyle US CLO Ltd.
2019-3A BRR, 7.217%,
(TSFR3M + 2.600%),
04/20/2037 4,146,793
0.2
4,600,000
(1)(2)
CARLYLE US CLO Ltd.
2017-3A CR2, 7.135%,
(TSFR3M + 2.000%),
10/21/2037 4,640,324
0.2
3,300,000
(1)(2)
CBAM Ltd. 2017-1A
CR2, 6.480%, (TSFR3M
+ 2.100%),
01/20/2038 3,308,824
0.2
5,500,000
(1)(2)
CIFC Funding Ltd.
2019-2A CR, 7.009%,
(TSFR3M + 2.362%),
04/17/2034 5,510,983
0.3
2,600,000
(1)(2)
CIFC Funding Ltd.
2024-3A C, 6.817%,
(TSFR3M + 2.200%),
07/21/2037 2,637,830
0.1
5,000,000
(1)(2)
Crown City CLO V
2023-5A BR, 7.217%,
(TSFR3M + 2.600%),
04/20/2037 5,035,365
0.2
588,619
(1)
CWABS Asset-Backed
Certificates Trust
2005-AB2 M1, 5.158%,
(TSFR1M + 0.819%),
09/25/2035 569,334
0.0
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
805,375
(2)
DB Master Finance LLC
2019-1A A23, 4.352%,
05/20/2049 $ 776,008
0.0
426,375
(2)
DB Master Finance LLC
2019-1A A2II, 4.021%,
05/20/2049 420,557
0.0
3,977,000
(2)
DB Master Finance LLC
2021-1A A23, 2.791%,
11/20/2051 3,364,906
0.2
3,000,000
(1)(2)
Dewolf Park CLO Ltd.
2017-1A DR, 7.768%,
(TSFR3M + 3.112%),
10/15/2030 3,014,772
0.1
556,500
(2)
Domino's Pizza Master
Issuer LLC 2015-
1A A2II, 4.474%,
10/25/2045 554,991
0.0
1,034,000
(2)
Domino's Pizza Master
Issuer LLC 2017-
1A A23, 4.118%,
07/25/2047 1,007,900
0.1
2,236,100
(2)
Domino's Pizza Master
Issuer LLC 2018-
1A A2I, 4.116%,
07/25/2048 2,223,639
0.1
3,408,000
(2)
Domino's Pizza Master
Issuer LLC 2019-1A
A2, 3.668%,
10/25/2049 3,164,629
0.2
2,023,459
(2)
Driven Brands Funding
LLC 2019-1A A2,
4.641%,
04/20/2049 2,006,898
0.1
3,291,111
(2)
Driven Brands Funding
LLC 2019-2A A2,
3.981%,
10/20/2049 3,215,410
0.2
2,750,000
(1)(2)
Dryden 30 Senior Loan
Fund 2013-30A DR,
7.385%, (TSFR3M +
2.862%),
11/15/2028 2,757,447
0.1
1,750,000
(1)(2)
Dryden 55 CLO Ltd.
2018-55A C, 6.818%,
(TSFR3M + 2.162%),
04/15/2031 1,754,070
0.1
5,000,000
(1)(2)
Dryden 75 CLO
Ltd. 2019-75A CR2,
6.718%, (TSFR3M +
2.062%),
04/15/2034 5,005,155
0.2
3,228,504
(1)(2)
FS Rialto 2021-FL3 A,
5.762%, (TSFR1M +
1.364%),
11/16/2036 3,224,816
0.2
5,650,000
(1)(2)
Invesco US CLO Ltd.
2023-1A CR, 7.032%,
(TSFR3M + 2.400%),
04/22/2037 5,707,059
0.3
843,808
(2)
JG Wentworth XLII LLC
2018-2A B, 4.700%,
10/15/2077 742,505
0.0
1,350,000
(1)(2)
LCM XVIII L.P. 18A
CR, 6.729%, (TSFR3M
+ 2.112%),
04/20/2031 1,352,007
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,800,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 6.779%, (TSFR3M
+ 2.162%),
03/20/2030 $ 2,808,389
0.1
735,628
(2)
LCSS Financing LLC
2018-A A, 4.700%,
12/15/2062 631,134
0.0
4,000,000
(1)(2)
Magnetite XLVII Ltd.
2024-47A C, 6.322%,
(TSFR3M + 1.850%),
01/25/2038 4,003,288
0.2
3,000,000
(1)(2)
MF1 LLC 2023-FL12
A, 6.432%, (TSFR1M +
2.066%),
10/19/2038 3,018,249
0.1
7,000,000
(1)(2)
MF1 Ltd. 2021-FL6 D,
7.040%, (TSFR1M +
2.664%),
07/16/2036 6,741,392
0.3
3,000,000
(1)(2)
MF1 Ltd. 2021-FL7
AS, 5.940%, (TSFR1M
+ 1.564%),
10/16/2036 2,968,576
0.1
1,839,731
(1)(2)
MF1 Ltd. 2022-FL8 A,
5.716%, (TSFR1M +
1.350%),
02/19/2037 1,841,678
0.1
1,292,152
(2)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 1,145,574
0.1
395,925
(2)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 369,360
0.0
508,798
(2)
Mosaic Solar Loan Trust
2018-2GS B, 4.740%,
02/22/2044 456,656
0.0
880,017
(2)
Mosaic Solar Loan Trust
2019-1A A, 4.370%,
12/21/2043 830,677
0.0
413,620
(2)
Mosaic Solar Loan Trust
2019-2A A, 2.880%,
09/20/2040 362,839
0.0
6,012,722
(2)
Mosaic Solar Loan Trust
2024-2A A, 5.600%,
04/22/2052 5,899,026
0.3
680,434
(2)
Mosaic Solar Loans
LLC 2017-2A A,
3.820%,
06/22/2043 636,823
0.0
2,625,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 24
Ltd. 2017-24A CR2,
6.717%, (TSFR3M +
2.100%),
10/19/2038 2,642,438
0.1
2,300,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 33
Ltd. 2019-33A CR,
6.809%, (TSFR3M +
2.162%),
10/16/2033 2,304,644
0.1
4,750,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 44
Ltd. 2021-44A C,
6.809%, (TSFR3M +
2.162%),
10/16/2034 4,764,568
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
2,150,000
(1)(2)
Oaktree CLO Ltd.
2024-25A C, 7.117%,
(TSFR3M + 2.500%),
04/20/2037 $ 2,165,542
0.1
3,500,000
(1)(2)
OCP CLO Ltd. 2020-
8RA CR, 6.423%,
(TSFR3M + 1.900%),
10/17/2036 3,510,433
0.2
497,000
(1)(2)
Octagon Investment
Partners 30 Ltd.
2017-1A BR, 6.829%,
(TSFR3M + 2.212%),
03/17/2030 497,994
0.0
1,000,000
(1)(2)
Octagon Investment
Partners 31 Ltd. 2017-
1A DRR, 8.182%,
(TSFR3M + 3.550%),
07/20/2030 1,006,870
0.1
7,000,000
(1)(2)
Octagon Investment
Partners 32 Ltd. 2017-
1A CR3, 6.661%,
(TSFR3M + 2.050%),
10/31/2037 7,007,917
0.3
8,125,000
(1)(2)
Octagon Investment
Partners 43 Ltd.
2019-1A CR, 7.076%,
(TSFR3M + 2.450%),
10/25/2032 8,165,674
0.4
4,500,000
(1)(2)
Octagon Investment
Partners XIV Ltd.
2012-1A BRR, 7.018%,
(TSFR3M + 2.362%),
07/15/2029 4,512,654
0.2
1,500,000
(1)(2)
OHA Credit Funding
9 Ltd. 2021-9A CR,
6.567%, (TSFR3M +
1.950%),
10/19/2037 1,506,767
0.1
950,000
(2)
Pagaya AI Debt Grantor
Trust 2024-10 B,
5.750%,
06/15/2032 950,613
0.0
4,250,000
(1)(2)
Palmer Square Loan
Funding Ltd. 2021-2A
C, 7.183%, (TSFR3M +
2.662%),
05/20/2029 4,261,866
0.2
3,000,000
(1)(2)
Peebles Park CLO Ltd.
2024-1A C, 7.017%,
(TSFR3M + 2.400%),
04/21/2037 3,039,360
0.2
21,483
(1)
Popular ABS Mortgage
Pass-Through Trust
2005-D A5, 3.411%,
01/25/2036 21,345
0.0
2,358,125
(2)
Primrose Funding LLC
2019-1A A2, 4.475%,
07/30/2049 2,318,193
0.1
1,600,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 6.638%,
(TSFR3M + 2.012%),
04/23/2034 1,601,419
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,100,000
(1)(2)
Recette Clo Ltd. 2015-
1A CRR, 6.629%,
(TSFR3M + 2.012%),
04/20/2034 $ 1,101,700
0.1
2,050,000
(1)(2)
Rockland Park CLO Ltd.
2021-1A C, 6.779%,
(TSFR3M + 2.162%),
04/20/2034 2,052,923
0.1
2,233,125
(2)
Servpro Master Issuer
LLC 2024-1A A2,
6.174%,
01/25/2054 2,244,237
0.1
3,270,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.068%,
(TSFR3M + 2.412%),
01/15/2032 3,282,024
0.2
1,865,500
(2)
Sonic Capital LLC
2020-1A A2I, 3.845%,
01/20/2050 1,801,723
0.1
1,000,000
(1)(2)
Sound Point CLO VII-R
Ltd. 2014-3RA C,
7.138%, (TSFR3M +
2.512%),
10/23/2031 1,001,900
0.1
750,000
(1)(2)
Stewart Park CLO Ltd.
2015-1A DR, 7.518%,
(TSFR3M + 2.862%),
01/15/2030 752,636
0.0
4,150,000
(2)
Subway Funding LLC
2024-3A A2II, 5.566%,
07/30/2054 4,044,692
0.2
793,141
(2)
Sunnova Helios II
Issuer LLC 2018-1A A,
4.870%,
07/20/2048 723,110
0.0
2,887,380
(2)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 2,483,904
0.1
1,663,194
(2)
Sunrun Athena Issuer
LLC 2018-1 A,
5.310%,
04/30/2049 1,568,819
0.1
3,252,617
(2)
Sunrun Atlas Issuer LLC
2019-2 A, 3.610%,
02/01/2055 3,028,830
0.2
5,372,790
(2)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 5,042,111
0.2
1,375,500
(2)
Taco Bell Funding LLC
2021-1A A23, 2.542%,
08/25/2051 1,141,242
0.1
1,000,000
(1)(2)
TCI-Flatiron Clo Ltd.
2017-1A C, 6.597%,
(TSFR3M + 2.112%),
11/18/2030 1,002,007
0.1
2,250,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 6.616%,
(TSFR3M + 2.012%),
01/29/2032 2,253,762
0.1
6,800,000
(2)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 6,897,349
0.3
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,500,000
(1)(2)
Upland CLO Ltd.
2016-1A BR, 6.729%,
(TSFR3M + 2.112%),
04/20/2031 $ 1,505,449
0.1
34,678
(2)
Upstart Securitization
Trust 2023-1 A,
6.590%,
02/20/2033 34,697
0.0
1,204,152
(2)
Wendy's Funding LLC
2018-1A A2II, 3.884%,
03/15/2048 1,155,574
0.1
3,025,724
(2)
Wendy's Funding LLC
2019-1A A2I, 3.783%,
06/15/2049 2,957,945
0.1
2,000,000
(1)(2)
Wind River CLO Ltd.
2014-1A CRR, 6.844%,
(TSFR3M + 2.212%),
07/18/2031 2,004,124
0.1
242,191,831
11.7
Student Loan Asset-Backed Securities : 0.9%
63,570
(2)
Commonbond Student
Loan Trust-GS 2018-
CGS C, 4.350%,
02/25/2046 53,920
0.0
434,092
(1)(2)
ELFI Graduate Loan
Program LLC 2019-A
B, 2.940%,
03/25/2044 340,811
0.0
773,268
(2)
Laurel Road Prime
Student Loan Trust
2018-B BFX, 3.720%,
05/26/2043 763,240
0.0
2,439,779
(2)
Navient Private
Education Refi Loan
Trust 2019-FA A2,
2.600%,
08/15/2068 2,318,485
0.1
4,000,000
(2)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 3,519,591
0.2
1,000,000
(2)
SMB Private Education
Loan Trust 2017-A B,
3.500%,
06/17/2041 973,792
0.1
2,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
B BFX, 3.730%,
08/17/2048 1,799,452
0.1
3,000,000
(2)
Sofi Professional Loan
Program LLC 2019-
C BFX, 3.050%,
11/16/2048 2,580,763
0.1
1,000,000
(2)
SoFi Professional Loan
Program LLC 2017-E
C, 4.160%,
11/26/2040 942,776
0.1
1,000,000
(2)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 930,993
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Student Loan Asset-Backed Securities:
(continued)
4,400,000
(2)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 $ 3,480,079
0.2
17,703,902
0.9
Total Asset-Backed
Securities
(Cost $275,153,141)
269,141,963
13.0
BANK LOANS : 7.3%
Aerospace & Defense : 0.1%
296,745  Barnes Group Inc.,
2024 Refinancing
Term Loan, 7.345%,
(TSFR3M+2.500%),
09/03/2030 297,456
0.0
994,747  Peraton Corp,
Tranche B, 8.953%,
(TSFR1M+3.750%),
02/01/2028 928,534
0.1
1,225,990
0.1
Auto Components : 0.1%
533,503  American Axle &
Manufacturing Inc,
New Tranche B
Term Loan, 8.104%,
(TSFR1M+3.500%),
12/12/2029 537,837
0.1
507,923  Holley Purchaser,
Inc., Initial Term
Loan, 8.710%,
(TSFR1M+3.750%),
11/17/2028 498,400
0.0
398,793  RC Buyer Inc, First
Lien Initial Term
Loan, 8.460%,
(TSFR1M+3.614%),
07/28/2028 397,397
0.0
294,485  RealTruck Goup Inc
(fka Truck Hero), Initial
Term Loan, 8.460%,
(TSFR1M+3.500%),
01/31/2028 286,387
0.0
1,720,021
0.1
Automotive : 0.0%
281,558  IXS Holdings Inc, Initial
Term Loan, 8.954%,
(TSFR6M+4.250%),
03/05/2027 272,407
0.0
Basic Materials : 0.2%
255,000  A-Ap Buyer, Inc., Initial
Term Loan, 7.854%,
(TSFR3M+7.854%),
09/09/2031 257,125
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Basic Materials: (continued)
500,000  Covia Holdings
Corporation, Tranche
B-EXIT, 9.580%,
(TSFR3M+3.500%),
07/31/2026 $ 499,766
0.0
453,538  Ineos Finance PLC,
Tranche B, 8.095%,
(US0006M+3.500%),
02/19/2030 455,428
0.0
492,500  Ineos US Petrochem
LLC, 2030 Tranche
B Dollar Term
Loan, 8.695%,
(US0006M+3.750%),
03/14/2030 494,655
0.0
681,939  LSF11 A5 Holdco LLC,
Tranche B, 8.460%,
(TSFR1M+3.614%),
10/16/2028 686,983
0.1
535,006  Olympus Water US
Holding Corporation,
Term B-5 Usd
Loans, 8.104%,
(TSFR3M+8.104%),
06/20/2031 537,442
0.0
300,000  Paint Intermediate III
LLC, Paint Intermediate/
Wesco Group Cov-
Lite Tlb, 7.522%,
(TSFR3M+3.000%),
12/31/2025 302,062
0.0
231,181  USALCO LLC,
Tranche B, 8.573%,
(TSFR1M+4.000%),
09/30/2031 233,421
0.0
23,819
(7)(8)
USALCO LLC, Tranche
DD,
09/30/2031 24,049
0.0
564,184  WR Grace Holdings
LLC, Tranche
B, 7.854%,
(TSFR3M+3.750%),
09/22/2028 568,768
0.1
4,059,699
0.2
Building & Development : 0.1%
294,123  Cornerstone
Building Brands Inc,
Tranche B, 8.447%,
(TSFR1M+3.350%),
04/12/2028 281,843
0.0
275,862  LBM Acquisition
LLC, First Lien Initial
Term Loan, 9.097%,
(TSFR1M+3.850%),
12/17/2027 276,854
0.0
385,663  LHS Borrower,
LLC, Initial Term
Loan, 9.695%,
(US0006M+4.750%),
02/16/2029 368,308
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Building & Development: (continued)
84,363  Quikrete Holdings
Inc, Term Loan B
(2031), 7.345%,
(TSFR1M+3.500%),
04/14/2031 $ 84,426
0.0
149,975  Standard Industries Inc.,
Tranche B, 7.692%,
(TSFR1M+2.250%),
09/22/2028 150,497
0.0
1,161,928
0.1
Business Equipment & Services : 0.0%
617,597  Ensono LP, First
Lien Initial Term
Loan, 9.361%,
(US0001M+4.000%),
05/26/2028 618,138
0.0
503,963  Open Text Corporation,
Tranche B, 7.095%,
(TSFR1M+2.750%),
01/31/2030 504,697
0.0
1,006  West Technology
Group, LLC,
Tranche B, 9.502%,
(TSFR3M+4.000%),
10/10/2024 748
0.0
1,123,583
0.0
Chemicals & Plastics : 0.1%
247,461  Geon Performance
Solutions LLC,
2024 Refinancing
Term Loan, 9.115%,
(TSFR3M+4.512%),
08/18/2028 248,492
0.0
471,842  Herens Holdco
Sarl, Facility B USD
Loans, 8.629%,
(TSFR3M+3.925%),
07/03/2028 464,322
0.1
412,702  Ineos US Finance
LLC, 2028 Dollar
Term Loan, 7.445%,
(TSFR1M+2.500%),
11/08/2028 413,365
0.0
422,725  Sparta US HoldCo
LLC, First Lien Initial
Term Loan, 8.451%,
(TSFR1M+3.250%),
08/02/2030 425,895
0.0
1,552,074
0.1
Commodities : 0.1%
318,160  Foundation Building
Materials Inc, 2024
Incremental Term
Loan, 9.252%,
(TSFR1M+4.114%),
01/29/2031 314,263
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Commodities: (continued)
422,451  Foundation Building
Materials Inc, Initial
Term Loan (First
Lien), 8.764%,
(TSFR3M+3.512%),
01/31/2028 $ 416,995
0.0
426,428  Specialty Building
Products Holdings
LLC, First Lien Initial
Term Loan, 8.695%,
(US0006M+3.750%),
10/15/2028 425,095
0.1
1,156,353
0.1
Communications : 0.4%
350,000  AP Core Holdings
II LLC, Term B-2
Loans, 10.717%,
(TSFR3M+5.500%),
09/01/2027 340,637
0.0
605,050  Arches Buyer Inc,
Refinancing Term
Loan, 8.195%,
(TSFR1M+3.350%),
12/06/2027 592,334
0.1
529,800  Cengage Learning
Inc, 2024 Refinancing
Term Loans, 8.014%,
(TSFR3M+3.500%),
03/24/2031 533,277
0.0
834,106
(7)
Charter
Communications
Operating LLC, Term
Loan B5,
11/30/2031 833,455
0.1
495,000  CNT Holdings I Corp,
Tranche B, 8.752%,
(TSFR1M+3.500%),
11/08/2027 498,801
0.0
361,326  Connect US Finco
LLC, Amendment No.
4 Term Loan, 9.345%,
(TSFR1M+4.500%),
09/27/2029 323,387
0.0
293,525  Crown Subsea
Communications
Holding Inc, 2024
Term Loan, 9.252%,
(TSFR3M+4.000%),
01/30/2031 298,662
0.0
532,648
(7)
Dotdash Meredith,
Inc., Term B-1 Loan,
12/01/2028 536,643
0.0
346,413  Gogo Intermediate
Holdings LLC, Initial
Term Loan, 9.111%,
(TSFR1M+3.500%),
04/30/2028 329,688
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Communications: (continued)
525,000  GoodRX Inc, 2024
Term Loan, 8.595%,
(TSFR1M+3.750%),
07/10/2029 $ 525,984
0.0
250,000  GoTo Group Inc,
Exchange First Out
Term Loan, 10.190%,
(TSFR3M+4.750%),
04/30/2028 228,125
0.0
154,848
(7)
I-Logic Technologies
Bidco Limited, Tl,
02/16/2028 156,048
0.0
387,970
(7)
Ion Trading Finance
Limited, 2024-B Dollar
Term Loan,
04/03/2028 389,142
0.0
1,434  Lumen Technologies,
Inc., Tranche
B, 7.319%,
(TSFR1M+7.319%),
03/15/2027 1,344
0.0
263,677  Magnite Inc, New
Term Loan, 8.323%,
(TSFR1M+3.750%),
02/06/2031 267,302
0.0
549,502  McGraw-Hill Education
Inc, Tranche B, 8.604%,
(TSFR1M+4.000%),
08/06/2031 556,886
0.0
831,212  MH Sub I LLC,
Tranche B3, 9.095%,
(TSFR1M+4.250%),
05/03/2028 833,175
0.1
633,580  Proofpoint Inc,
Tranche B, 7.845%,
(TSFR1M+3.000%),
08/31/2028 637,232
0.1
149,625  TripAdvisor Inc, Initial
Term B Loan, 7.595%,
(TSFR1M+2.750%),
07/08/2031 150,311
0.0
218,900  Univision
Communications Inc,
2024 Replacement
First-Lien Term
Loan, 8.460%,
(TSFR1M+8.460%),
01/31/2029 219,858
0.0
8,252,291
0.4
Consumer, Cyclical : 1.0%
844,506  1011778 BC Unlimited
Liability Company, Term
Loan B-6, 6.595%,
(TSFR1M+1.750%),
09/20/2030 842,571
0.1
495,000  84 Lumber Company,
2023 Term B-1
Loan, 7.095%,
(TSFR1M+7.095%),
11/29/2030 497,887
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
630,661
(7)
ABG Intermediate
Holdings 2 LLC, 2024-1
Refinancing Term Loan,
12/21/2028 $ 633,945
0.0
665,605
(7)
Alterra Mountain
Company, Series B-6
Term Loan,
08/17/2028 668,517
0.1
72,059  American Airlines
Inc, Initial Term
Loan, 10.294%,
(TSFR3M+5.012%),
04/20/2028 74,074
0.0
459,809  American Greetings
Corporation, Tranche C
Term Loan, 10.595%,
(TSFR1M+5.750%),
10/23/2029 463,717
0.0
478,234  Ascend Learning LLC,
Tranche B, 13.850%,
(TSFR1M+3.600%),
12/11/2028 481,436
0.0
600,227  Autokiniton US Holdings
Inc, 2024 Replacement
Term B Loan, 8.960%,
(TSFR3M+4.000%),
04/06/2028 597,789
0.0
491,288  Caesars Entertainment,
Inc., Tranche
B1, 7.595%,
(TSFR3M+2.750%),
02/06/2031 493,283
0.0
300,183
(7)
Cinemark USA
Inc, Term Loan B,
05/24/2030 302,134
0.0
297,739  City Football Group
Limited, Tl, 7.969%,
(TSFR1M+3.262%),
07/21/2030 297,552
0.0
826,928  Clarios Global LP,
Tranche B, 7.345%,
(TSFR1M+2.500%),
05/06/2030 832,441
0.1
685,559  Core & Main LP,
Tranche D Term
Loan, 6.855%,
(TSFR1M+6.855%),
07/27/2028 687,702
0.1
645,000
(7)
Crown Finance US
Inc, Initial Term Loans,
10/31/2031 646,048
0.1
516,785  Dealer Tire Financial
LLC, 2024 Tlb
B-4, 8.345%,
(TSFR1M+3.500%),
06/24/2031 518,077
0.0
482,773  Everi Holdings Inc,
Term B Loan, 7.460%,
(TSFR1M+7.460%),
08/03/2028 484,554
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
599,841
(7)
Flutter Entertainment
Public Limited
Company, 2024 Term
Loan B,
11/25/2030 $ 602,090
0.0
146,667
(7)
Formula One
Management Limited,
Tranche B1,
09/19/2031 147,262
0.0
73,333
(7)(8)
Formula One
Management Limited,
Tranche B2,
09/19/2031 73,631
0.0
577,925  Gates Corporation,
Inital B-5 Dollar
Term Loan, 7.095%,
(TSFR1M+2.250%),
06/04/2031 580,164
0.0
560,000
(7)
Golden State Foods
LLC, Initial Term Loans,
10/07/2031 565,600
0.0
827,925  Harbor Freight
Tools USA Inc,
Tranche B, 7.345%,
(TSFR1M+2.500%),
06/11/2031 817,732
0.1
245,820  Hunter Douglas
Inc., USD Term
Loan B1, 8.571%,
(TSFR1M+3.500%),
02/26/2029 246,127
0.0
384,285  IRB Holding Corp,
Tranche B, 8.097%,
(TSFR1M+2.750%),
12/15/2027 385,155
0.0
345,000
(7)
Kodiak BP LLC, Initial
Term Loan,
11/27/2031 345,863
0.0
498,747
(7)
LBM Acquisition LLC,
Incremental Tlb,
06/06/2031 495,396
0.0
354,113  Lc Ahab Us Bidco
LLC, Initial Term
Loan, 8.345%,
(TSFR1M+3.500%),
04/11/2031 357,211
0.0
395,000  Life Time Inc (f/k/a
Life Time Fitness
Inc), 2024 New
Term Loan, 7.152%,
(TSFR1M+2.500%),
11/05/2031 397,057
0.0
686,057  Light And Wonder
International, Inc.,
Tranche B2, 7.333%,
(TSFR1M+7.333%),
04/16/2029 688,487
0.1
676,754  LS Group OPCO
Acquisition LLC, Term
Loan B, 7.845%,
(TSFR1M+3.000%),
04/15/2031 681,266
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
452,728  Osmosis Buyer Limited,
Tranche B, 8.701%,
(TSFR1M+4.000%),
07/31/2028 $ 454,567
0.0
335,000  Peer Holding III BV,
Facility B5, 3.046%,
(TSFR3M+3.000%),
07/01/2031 337,373
0.0
346,447  Penn National
Gaming Inc, Term
B Facility, 7.695%,
(TSFR1M+3.500%),
05/03/2029 348,569
0.0
149,625  Raising Canes
Restaurants LLC, Initial
Term Loan, 7.014%,
(TSFR1M+7.014%),
09/18/2031 150,205
0.0
79,400  RealTruck Goup Inc
(fka Truck Hero),
Second Amendment
Incremental Term
Loan, 9.960%,
(TSFR1M+5.000%),
01/31/2028 79,350
0.0
347,879
(7)
Restoration Hardware,
Inc., 2022 Incremental
Term Loan,
10/20/2028 347,553
0.0
261,697  Samsonite International
S.A., 2024 Tranche B
Term Loan, 6.845%,
(TSFR1M+6.845%),
06/21/2030 262,897
0.0
406,519  Scientific Games
Holdings LP,
Tranche B, 8.318%,
(TSFR3M+3.000%),
04/04/2029 408,043
0.0
200,000
(7)
Showtime Acquisition
LLC, Initial Term Loan,
08/13/2031 200,833
0.0
416,850  Station Casinos
LLC, Term B Facility
Loans, 7.095%,
(TSFR3M+2.250%),
03/14/2031 417,979
0.0
248,274  TGP Holdings III LLC,
First Lien Closing Date
Term Loan, 8.195%,
(TSFR1M+3.350%),
06/29/2028 243,308
0.0
68,333  Thor Industries
Inc, TERM B-3
USD, 7.095%,
(TSFR1M+2.250%),
11/15/2030 68,718
0.0
247,436  Tory Burch LLC, Initial
Term B Loan, 8.210%,
(TSFR1M+3.500%),
04/16/2028 248,165
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Cyclical: (continued)
150,000  UFC Holdings
LLC, Term B-4
Loans, 6.770%,
(TSFR3M+2.250%),
11/14/2031 $ 151,098
0.0
412,286
(7)
United Air Lines,
Inc., Term Loan B,
02/22/2031 414,237
0.0
599,205  Weber-Stephen
Products LLC, Initial
Term B Loan, 8.467%,
(US0006M+3.250%),
10/30/2027 598,456
0.0
660,118
(7)
Whatabrands LLC,
2024-2 Refinancing
Term B Loan,
08/03/2028 662,299
0.1
656,203  White Cap Buyer
LLC, Tranche C
Term Loan, 8.095%,
(TSFR1M+8.095%),
10/19/2029 658,219
0.1
247,070  Windsor Holdings
III LLC, Tranche
B, 8.461%,
(TSFR1M+8.461%),
08/01/2030 249,116
0.0
21,205,753
1.0
Consumer, Non-cyclical : 1.1%
299,227
(7)
ADMI Corp.,
Amendment No 5 Term
Loan,
12/23/2027 294,988
0.0
412,730
(7)
ADMI Corp.,
Incremental Term Loan,
12/23/2027 405,249
0.0
281,336  Albion Financing 3
SARL, New 2024
Amended Usd Term
Loan, 9.826%,
(TSFR3M+9.826%),
08/16/2029 284,501
0.0
198,000  American Airlines
Inc, Initial Term
Loans, 7.209%,
(TSFR6M+3.500%),
06/04/2029 198,598
0.0
487,802  Auris Luxembourg
III SARL, Facility
B6 Loan, 8.177%,
(TSFR6M+3.750%),
02/28/2029 494,408
0.0
701,600  Bausch & Lomb
Corporation, Initial
Term Loan, 8.270%,
(TSFR1M+3.350%),
05/10/2027 705,151
0.1
637,422
(7)
Bausch Health
Companies Inc, Tranche
B,
02/01/2027 623,080
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
583,538
(7)
Belron Finance US LLC,
2031 Dollar Incremental
Term Loans,
10/01/2031 $ 589,981
0.1
464,942  Camelot US
Acquisition I Co, Term
Loan B-1, 7.595%,
(TSFR1M+3.500%),
01/31/2031 465,232
0.0
422,864  CHG Healthcare
Services Inc, 2024
Term Loan, 8.460%,
(TSFR1M+3.614%),
09/29/2028 427,005
0.0
284,566
(7)
CHG Healthcare
Services Inc,
Amendment No. 5
Refinancing Term Loan,
09/29/2028 285,722
0.0
307,679
(7)
Cimpress PLC, 2024-2
RefinancingTranche
B-1,
05/17/2028 309,602
0.0
798,973  Cotiviti Inc,
Tranche B, 8.451%,
(TSFR1M+3.250%),
08/27/2025 806,213
0.1
497,449  Electron Bidco
Inc., Initial Term
Loan, 7.960%,
(TSFR1M+7.960%),
11/01/2028 499,980
0.0
170,000
(7)
Examworks Bidco Inc.,
Term Loan,
11/01/2028 170,829
0.0
368,102  Fiesta Purchaser,
Inc., Initial Term
Loan, 8.845%,
(TSFR1M+4.000%),
02/12/2031 368,930
0.0
148,875  Financiere Mendel,
Addtl Term Fcaility
1 (USD), 8.354%,
(TSFR3M+8.354%),
11/13/2030 149,992
0.0
136,782  Fleet Midco I Ltd.,
Facility B2 Term
Loan, 7.578%,
(TSFR6M+2.750%),
02/21/2031 137,808
0.0
263,675  Fugue Finance
LLC, Dollar Term
B-2 Loan, 8.807%,
(TSFR3M+3.750%),
02/26/2031 266,081
0.0
313,394  Fugue Finance LLC,
Term B USD, 9.057%,
(TSFR3M+4.000%),
01/31/2028 315,907
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
370,809  Garda World
Security Corporation,
Tranche B, 8.597%,
(TSFR1M+8.597%),
02/01/2029 $ 374,981
0.0
392,306  Global Medical
Response Inc,
Tranche B, 10.844%,
(TSFR1M+3.500%),
10/02/2028 393,987
0.0
399,885  Grifols Worldwide
Operations USA Inc,
Tranche B, 7.402%,
(TSFR3M+7.402%),
11/15/2027 398,786
0.0
40,494
(7)(8)
Hanger Inc., Delayed
Draw Term Loan,
10/15/2031 40,940
0.0
314,506  Hanger Inc., Initial
Term Loan, 8.073%,
(TSFR1M+3.500%),
10/15/2031 317,965
0.0
297,750  HomeServe USA
Holding Corp.,
Amendment No.1
Refinancing Term
Loan, 7.211%,
(TSFR1M+2.500%),
10/21/2030 298,619
0.0
701,699  Jazz Financing Lux
Sarl, Tranche B-2
Dollar Facility, 7.095%,
(TSFR1M+7.095%),
05/05/2028 703,990
0.1
420,118  Kingpin Intermediate
Holdings LLC, 2023
Term Loan B, 8.584%,
(TSFR1M+3.500%),
02/08/2028 421,694
0.0
312,701  Kuehg Corp., Term
Loan, 7.839%,
(TSFR3M+3.250%),
06/12/2030 316,415
0.0
448,734
(7)
Latham Pool Products
Inc, Initial Term Loans,
(TSFR1M+8.695%),
02/23/2029 442,938
0.0
299,250
(7)
LifePoint Health
Inc, Term Loan B2,
05/19/2031 300,354
0.0
1,207,429
(7)
Medline Borrower, LP,
2024 USD Add-on Term
Loan B,
10/23/2028 1,214,523
0.1
482,506  Medrisk Inc, First
Lien Initial Term
Loan, 8.695%,
(TSFR1M+8.695%),
05/10/2028 486,200
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
149,625  Mister Car Wash
Holdings Inc, 2024
Refinancing Term
Loans, 7.845%,
(TSFR1M+3.000%),
03/21/2031 $ 150,490
0.0
550,000
(7)
Neptune Bidco Us
Inc., Tranche B,
(TSFR3M+2.500%),
04/11/2029 495,884
0.0
522,460  Organon & Co, Dollar
Term Loan, 7.465%,
(TSFR1M+7.465%),
05/19/2031 525,725
0.0
320,244  Packaging Coordinators
Midco Inc., 2024
Replacement Term
Loan, 8.095%,
(TSFR3M+3.250%),
11/30/2027 321,845
0.0
661,580
(7)
Pegasus Bidco BV,
2024-2 Dollar Term
Loan,
07/12/2029 665,715
0.1
354,287
(7)
Perrigo Investments
LLC, 2024 Refinancing
Term B Loan,
04/20/2029 355,615
0.0
595,508
(7)
Phoenix Guarantor Inc,
Tranche B5 Term Loan,
02/21/2031 598,252
0.1
313,427
(7)
Prime Security Services
Borrower, LLC (aka
Protection 1 Security
Solutions), Term B1
Loan,
10/15/2030 314,515
0.0
46,333
(7)(8)
Raven Acquisition
Holdings, LLC, 2024
Delayed Draw Term
Loan Commitment,
11/30/2031 46,507
0.0
648,667  Raven Acquisition
Holdings, LLC, Initial
Term Loans, 7.860%,
(TSFR1M+3.250%),
11/30/2031 651,099
0.1
747
(8)
Ryan LLC, Delayed
Draw Term
Loan, 8.800%,
(TSFR3M+4.500%),
11/14/2030 753
0.0
262,393  Ryan LLC, Term
Loan, 9.856%,
(TSFR1M+4.500%),
11/14/2030 264,361
0.0
389,525  Sigma Bidco BV,
Facility B 10, 9.302%,
(SOFRRATE+4.410%),
01/03/2028 391,473
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Consumer, Non-cyclical: (continued)
678,300  Sotera Health Holdings
LLC, 2024 Refinancing
Term Loans, 8.095%,
(TSFR1M+3.250%),
05/30/2031 $ 681,692
0.1
430,000
(7)
Southern Veterinary
Partners LLC, 2024-
3 New Term Loans,
12/04/2031 433,561
0.0
461,345  Spring Education
Group Inc, Initial
Term Loans, 8.604%,
(TSFR3M+4.000%),
10/04/2030 464,747
0.0
552,050  Surgery Center
Holdings Inc, 2024
Refinancing Term
Loans, 7.670%,
(TSFR1M+7.670%),
12/19/2030 556,914
0.0
377,195  Triton Water Holdings
Inc, 2024 Incremental
Term Loans, 9.335%,
(TSFR3M+4.000%),
03/31/2028 380,778
0.0
314,905  Trugreen Limited
Partnership,
Tranche B, 9.347%,
(TSFR1M+4.000%),
11/02/2027 307,557
0.0
12,174
(7)(8)
US Fertility Enterprises
LLC, Initial Delayed
Draw Term Loan,
10/07/2031 12,143
0.0
267,826  US Fertility
Enterprises LLC,
Term Loan B, 9.158%,
(TSFR3M+4.500%),
10/07/2031 270,504
0.0
147,876  VetStrategy
Canada Holdings,
Tranche B, 9.393%,
(TSFR3M+4.750%),
12/06/2028 149,201
0.0
235,000
(7)
Viant Medical Holdings
Inc, Term Loan B,
10/15/2031 237,889
0.0
414,624
(7)
VM Consolidated
Inc., Term B-3 Loan,
03/24/2028 416,762
0.0
639,707  Wand NewCo 3
Inc, Initial Term
Loan, 7.854%,
(TSFR1M+3.250%),
01/30/2031 643,355
0.1
446,881  Wcg Intermediate Corp.,
Term Loan, 8.345%,
(TSFR1M+8.345%),
01/08/2027 449,162
0.0
23,297,148
1.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Containers & Glass Products : 0.1%
512,400  Clydesdale Acquisition
Holdings, Inc., Term
B Loan, 8.020%,
(TSFR1M+3.175%),
04/13/2029 $ 514,001
0.0
246,154  Plaze Inc, 2021-1
Term Loan, 8.710%,
(TSFR1M+3.750%),
08/03/2026 226,256
0.0
17,946  Pretium PKG Holdings
Inc, Second Lien Initial
Term Loan, 12.068%,
(US0006M+6.750%),
10/01/2029 6,730
0.0
162,390  Pretium PKG Holdings
Inc, Third Amendment
Tranche A Term
Loans, 10.248%,
(TSFR3M+5.000%),
10/02/2028 168,074
0.0
567,760  ProAmpac PG
Borrower LLC, 2024
Term Loan B, 9.118%,
(TSFR3M+4.000%),
09/15/2028 570,102
0.0
577,734
(7)
TricorBraun
Inc, Tranche B,
(TSFR1M+3.250%),
03/03/2028 577,944
0.1
2,063,107
0.1
Diversified : 0.0%
461,513  First Eagle Holdings
Inc, Tranche B-2
Term Loans, 8.335%,
(TSFR3M+3.000%),
03/05/2029 463,019
0.0
Electronics/Electrical : 0.1%
602,434  Chariot Buyer LLC,
Tranche B, 8.600%,
(TSFR1M+3.250%),
11/03/2028 606,629
0.1
197,094  Creation Technologies
Inc, Initial Term
Loan, 11.080%,
(TSFR3M+5.500%),
10/05/2028 191,182
0.0
210,000  DG Investment
Intermediate Holdings 2
Inc, Second Lien Initial
Term Loan, 11.710%,
(TSFR1M+6.864%),
03/30/2029 209,672
0.0
441,603  DG Investment
Intermediate Holdings 2
Inc, Tranche B, 9.111%,
(TSFR1M+3.864%),
03/31/2028 446,663
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Electronics/Electrical: (continued)
384,316  VC GB Holdings I
Corp, First Lien Initial
Term Loan, 8.365%,
(TSFR3M+3.262%),
07/21/2028 $ 384,934
0.0
1,839,080
0.1
Energy : 0.2%
376,840  Brazos Delaware II LLC,
Term Loan B, 8.255%,
(TSFR6M+3.500%),
02/11/2030 379,941
0.0
194,513  CPPIB OVM Member
U.S. LLC, Initial
Term Loans, 7.854%,
(TSFR3M+3.250%),
08/20/2031 196,032
0.0
500,000
(7)
Emg Utica Midstream
Holdings, LLC, Tlb,
10/31/2029 500,000
0.0
575,000  Epic Crude Services
LP, Term Loan, 7.656%,
(TSFR3M+3.000%),
10/09/2031 580,435
0.1
130,872  GIP Pilot Acquisition
Partners, L.P.,
Tranche B, 7.818%,
(TSFR3M+2.500%),
10/04/2030 131,854
0.0
311,850  Goodnight Water
Solutions Holdings,
LLC, Initial Term
Loans, 10.095%,
(TSFR3M+5.250%),
06/04/2029 313,149
0.0
220,000  MRC Global (US) Inc.,
Term Loan, 7.931%,
(TSFR6M+3.500%),
10/24/2031 220,550
0.0
265,000  NGP XI Midstream
Holdings LLC, Initial
Term Loan, 8.604%,
(TSFR2M+4.000%),
07/25/2031 266,159
0.0
197,476  NorthRiver Midstream
Finance LP, Term Loan
(First Lien), 7.832%,
(TSFR3M+2.500%),
08/16/2030 198,056
0.0
610,000  Rockpoint Gas Storage
Partners LP, Initial
Term Loan, 7.985%,
(TSFR3M+3.500%),
09/12/2031 614,728
0.1
363,175  WaterBridge Midstream
Operating LLC, Term
Loan B, 9.393%,
(TSFR3M+4.750%),
06/27/2029 362,154
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Energy: (continued)
349,125  Waterbridge NDB
Operating LLC(f/k/a
Waterbridge Midstream
Operating LLC), Initial
Term Loan, 9.603%,
(TSFR3M+9.603%),
05/07/2029 $ 353,544
0.0
4,116,602
0.2
Financial : 0.8%
349,125  AAL Delaware
Holdco Inc, Initial
Term Loan, 8.345%,
(TSFR1M+3.500%),
07/30/2031 352,507
0.0
1,068,684  Acrisure LLC,
Tranche B6, 8.211%,
(TSFR1M+8.211%),
11/06/2030 1,072,024
0.1
855,482  Alliant Holdings
Intermediate LLC, New
Term Loan B6, 7.349%,
(TSFR1M+2.750%),
09/19/2031 858,904
0.1
298,469
(7)
Allspring Buyer
LLC, 2024 Specified
Refinancing Term Loan,
11/01/2028 299,216
0.0
335,000  Ardonagh Group
Finco Pty Ltd,
Syndicated Facility B
(USD) Loan, 8.535%,
(TSFR6M+8.535%),
02/17/2031 337,094
0.0
590,378  Aretec Group Inc, Term
B-2 Loan, 8.573%,
(TSFR1M+4.000%),
08/09/2030 592,433
0.1
568,630
(7)
Ascensus Group
Holdings Inc (f/k/a
Mercury Borrower Inc),
2024 Term Loan B,
08/02/2028 570,052
0.0
982,575  AssuredPartners Inc.,
Tranche B5, 8.345%,
(TSFR1M+3.500%),
02/14/2031 985,748
0.1
1,031,933  Broadstreet Partners
Inc, Tranche
B4, 8.095%,
(TSFR3M+2.500%),
06/16/2031 1,038,741
0.1
551,475  Castlelake Aviation
One Designated
Activity Company, Initial
Term Loan, 7.447%,
(TSFR3M+2.500%),
10/22/2026 553,466
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
10,329
(8)
Chrysaor Bidco
S.A R.L., (Usd)
Delayed Tl, 8.830%,
(TSFR1M+3.500%),
05/14/2031 $ 10,427
0.0
139,671  Chrysaor Bidco S.A
R.L., (Usd) Tlb, 8.830%,
(TSFR1M+3.500%),
05/14/2031 140,998
0.0
424,310
(7)
Citadel Securities LP,
2024 Term Facility,
10/31/2031 426,113
0.0
290,000
(7)
Cpi Holdco B, LLC,
Incremental Term Loan
B,
10/24/2031 290,090
0.0
149,625  Cpi Holdco B,
LLC, Initial Term
Loans, 6.845%,
(TSFR1M+2.000%),
05/19/2031 149,602
0.0
503,738  Cushman & Amp;
Wakefield U.S.
Borrower, LLC, 2024 - 3
Term Loan, 7.823%,
(TSFR1M+3.250%),
01/31/2030 504,524
0.0
185,000
(7)
Dechra
Pharmaceuticals
Holdings Limited (f/k/a
Freya Bidco Limited),
Tlb,
12/02/2031 186,099
0.0
150,000  Edelman Financial
Engines Center LLC
(The), 2024 Refinancing
Term Loans, 10.095%,
(TSFR1M+5.250%),
10/06/2028 151,359
0.0
530,955
(7)
Edelman Financial
Engines Center
LLC (The), 2024-2
Refinancing Term Loan,
04/07/2028 534,992
0.0
405,000
(7)
Everest Subbidco,
(Usd) Tlb2,
12/04/2031 402,975
0.0
66,920
(7)(8)
Focus Financial
Partners LLC, 2024
Delayed Draw Term
Loan,
09/11/2031 67,613
0.0
623,080
(7)
Focus Financial
Partners LLC, Initial
Term Loan,
09/11/2031 629,527
0.1
150,000
(7)
Goosehead Insurance
Holdings, LLC, Term
Loan B,
12/15/2031 151,312
0.0
189,525  Grant Thornton
Advisors LLC, Initial
Term Loan, 8.095%,
(TSFR1M+3.250%),
06/02/2031 189,762
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
372,109  Guardian US
Holdco, Initial Term
Loan, 8.830%,
(TSFR3M+3.500%),
01/31/2030 $ 373,458
0.0
400,768  HighTower Holding
LLC, 2024 Term
Loan B, 8.748%,
(TSFR3M+3.500%),
08/21/2028 402,897
0.0
302,716  HUB International
Ltd, Incremental
Term Loan, 8.255%,
(TSFR2M+3.000%),
06/20/2030 305,097
0.0
864,774
(7)
Jane Street Group LLC,
Extended Term Loan,
12/07/2031 863,801
0.1
525,000
(7)
Jefferies Finance LLC,
Initial Term Loan 2024,
10/09/2031 527,789
0.0
761,908
(7)
Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term B4
Loan,
08/17/2028 765,836
0.1
367,295  Overdrive, Inc.,
New First Lien Term
Loan, 9.170%,
(TSFR1M+4.250%),
06/15/2028 370,394
0.0
122,972  RHP Hotel Properties
LP, Incremental Tranche
B Term Loan, 7.095%,
(TSFR1M+7.095%),
05/18/2030 123,184
0.0
538,705  Ryan Specialty Group
LLC, 2024 Term
Loan B, 7.095%,
(TSFR1M+7.095%),
09/15/2031 541,848
0.0
395,000
(7)
Starwood Property
Mortgage LLC, (Usd)
Tlb,
01/01/2030 395,000
0.0
170,081
(7)
Truist Insurance
Holdings, LLC,
2024 Term Loan B,
05/06/2031 170,789
0.0
78,947  Truist Insurance
Holdings, LLC, Initial
Term Loans (Second
Lien), 9.354%,
(TSFR3M+4.750%),
05/06/2032 81,151
0.0
300,968
(7)
USI Inc.,
09/27/2030 300,874
0.0
490,062
(7)
USI Inc., 2024 Term
Loan B,
11/22/2029 490,150
0.0
290,000  VFH Parent LLC, Term
B-1 Loan, 7.595%,
(TSFR1M+7.595%),
06/21/2031 291,495
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
225,953  Walker & Dunlop
Inc, Initial Term
Loan, 7.195%,
(TSFR1M+7.195%),
12/16/2028 $ 227,083
0.0
16,726,424
0.8
Food Products : 0.1%
393,989  8th Avenue Food
& Provisions Inc,
2021 Incremental
Term Loan, 9.710%,
(TSFR1M+4.750%),
10/01/2025 387,094
0.0
321,934  BCPE North Star
US Holdco 2 Inc,,
First Lien Initial Term
Loan, 11.250%,
(TSFR1M+4.114%),
06/09/2028 310,465
0.0
513,741  CHG PPC Parent LLC,
Tranche B, 8.361%,
(TSFR1M+3.114%),
12/08/2028 515,668
0.1
446,494  Chobani LLC, 2023
Additional Term
Loan, 8.595%,
(TSFR1M+3.750%),
10/25/2027 451,238
0.0
213,205  Primary Products
Finance LLC, 2024
Replacement Term
B Loan, 8.971%,
(TSFR3M+3.650%),
04/01/2029 214,182
0.0
1,878,647
0.1
Health Care : 0.2%
353,634  Amneal
Pharmaceuticals
LLC, Initial Term
Loan, 8.460%,
(TSFR1M+3.614%),
05/04/2025 364,390
0.0
889,334  AthenaHealth
Group Inc, Initial
Term Loan, 8.497%,
(TSFR1M+3.250%),
02/15/2029 893,622
0.1
174,563  Concentra Health
Services, Inc., Term
Loan B, 7.095%,
(TSFR1M+2.250%),
07/26/2031 175,872
0.0
482,039
(7)
Embecta Corp.,
Initial Term Loan,
(TSFR1M+3.000%),
03/30/2029 480,566
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Health Care: (continued)
288,462  Gloves Buyer Inc,
Tranche B, 9.361%,
(TSFR1M+4.114%),
12/29/2027 $ 289,003
0.0
12,531  National Mentor
Holdings Inc, First
Lien Initial Term
C Loan, 8.454%,
(TSFR3M+3.850%),
03/02/2028 12,441
0.0
434,837  National Mentor
Holdings Inc, First
Lien Initial Term
Loan, 9.097%,
(TSFR1M+3.850%),
03/02/2028 431,745
0.0
360,997  Pacific Dental Services
LLC, Term Loan
USD 1BN, 8.590%,
(TSFR1M+3.250%),
03/15/2031 364,005
0.0
488,775
(7)
Resonetics LLC, 2024
Specified Refinancing
Term Loan,
06/18/2031 491,830
0.1
3,503,474
0.2
Industrial : 1.0%
486,962  AlixPartners LLP,
Tranche B, 7.717%,
(TSFR1M+2.500%),
02/04/2028 489,447
0.0
580,000  Alliance Laundry
Systems LLC,
Tranche B, 8.345%,
(TSFR3M+3.500%),
08/19/2031 584,577
0.1
687,632  Allied Universal
Holdco LLC,
Tranche B, 8.695%,
(TSFR1M+3.750%),
05/15/2028 690,640
0.1
672,669  Altium Packaging LLC,
2024 Refinancing
Term Loan, 7.345%,
(TSFR1M+2.500%),
06/11/2031 673,790
0.1
178,650  Anticimex Inc,
Facility B6, 8.252%,
(SOFRRATE+3.400%),
11/16/2028 180,102
0.0
155,000
(7)
Arcosa, Inc., Term Loan,
08/12/2031 156,938
0.0
478,800  Azorra Soar TLB
FInance Limited, Initial
Term Loans, 8.132%,
(TSFR3M+3.500%),
10/10/2029 477,004
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
396,756  Azuria Water Solutions
Inc, 2024 Second
Additional Replacement
Term Loan, 8.595%,
(TSFR1M+8.595%),
05/17/2028 $ 400,327
0.0
434,521  Belfor Holdings Inc,
Initial Tranche B-1
Term Loan, 9.000%,
(TSFR1M+3.750%),
11/01/2030 439,953
0.0
483,693  Bombardier
Recreational Products
Inc, 2024 Extended
Term Loan, 7.595%,
(TSFR1M+2.750%),
01/22/2031 484,600
0.0
164,176  Brown Group
Holding LLC,
Tranche B2, 7.807%,
(TSFR3M+2.750%),
07/02/2029 164,865
0.0
344,474  Chart Industries, Inc.,
Tranche B, 7.825%,
(TSFR3M+7.825%),
03/18/2030 345,873
0.0
712,926
(7)
Charter Next
Generation, Inc., 2024
Replacement Term
Loans,
12/01/2030 717,431
0.1
291,975  Coherent Corp (f/k/a
II-VI Incorporated),
Term Loan B-1, 7.345%,
(TSFR1M+7.345%),
07/02/2029 293,709
0.0
505,000  Construction Partners
Inc., Closing Date
Loans, 7.172%,
(TSFR1M+2.500%),
11/03/2031 508,156
0.0
365,000  Crown Equipment
Corporation, Initial
Term Loan, 7.122%,
(TSFR1M+2.500%),
10/02/2031 367,738
0.0
493,198
(7)
Doosan Bobcat North
America Inc (f/k/a Clark
Equipment Company),
Tranche B Term Loans,
04/20/2029 495,356
0.0
275,289  Dynasty Acquisition
Co Inc., Initial Term
B-1 Loan, 6.823%,
(TSFR1M+2.250%),
10/31/2031 276,936
0.0
104,711  Dynasty Acquisition
Co Inc., Initial Term
B-2 Loan, 6.823%,
(TSFR1M+2.250%),
10/31/2031 105,337
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
171,111  EMRLD Borrower
LP, Initial Term
B Loan, 7.557%,
(TSFR3M+2.500%),
05/31/2030 $ 171,966
0.0
457,385  Filtration Group
Corporation, 2021
Incremental Term
Loan, 8.861%,
(TSFR1M+3.500%),
10/21/2028 461,459
0.0
313  Foley Products
Company, LLC,
Term Loan, 9.504%,
(TSFR3M+9.504%),
12/29/2028 317
0.0
150,000
(7)
Frontdoor Inc,
2024 Term Loan B,
12/17/2031 150,281
0.0
132,971  Genesee & Wyoming
Inc, Initial Term
Loan B, 6.604%,
(TSFR3M+2.000%),
04/10/2031 132,981
0.0
141,847  Gulfside Supply
Inc, Initial Term
Loan, 8.286%,
(TSFR3M+3.000%),
06/17/2031 142,793
0.0
437,800  Husky Injection
Molding Systems Ltd,
Tranche B, 10.326%,
(TSFR6M+5.000%),
02/15/2029 441,767
0.0
564,077  Ingram Micro Inc, 2024
Term Loan B, 7.564%,
(TSFR3M+2.750%),
09/22/2031 567,074
0.1
488,330  Kenan Advantage
Group Inc (The), Term
Loan B4, 8.095%,
(TSFR1M+3.250%),
01/25/2029 491,688
0.0
328,865
(7)
Lsf11 Trinity Bidco,
Inc., Term Loan B,
06/14/2030 331,743
0.0
675,000
(7)
Lsf12 Crown Us
Commercial Bidco, LLC,
Term Loan,
10/14/2031 675,000
0.1
292,356  Madison Iaq LLC,
Tranche B, 7.889%,
(TSFR6M+2.750%),
06/21/2028 294,027
0.0
599,625  Madison Safety &
Flow LLC, Initial
Term Loan, 7.823%,
(TSFR1M+3.250%),
09/26/2031 604,685
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
154,189  MI Windows and
Doors LLC, Tranche
B2, 8.345%,
(TSFR1M+3.500%),
03/28/2031 $ 155,988
0.0
520,000
(7)
Nvent Electric Public
Limited Company, Term
Loan B,
09/12/2031 526,500
0.0
496,193  Oscar AcquisitionCo
LLC, Term B
Loan, 8.854%,
(TSFR3M+4.250%),
04/29/2029 491,696
0.0
249,375  Ovation Parent
Inc, Initial Term
Loan, 8.104%,
(TSFR3M+8.104%),
04/21/2031 251,401
0.0
780,100  Pactiv Evergreen
Group Holdings Inc.,
Tranch B-4 U.S.
Term Loans, 7.747%,
(TSFR1M+2.500%),
09/24/2028 783,956
0.1
493,008  Pre Paid Legal Services
Inc, First Lien Initial
Term Loans, 8.710%,
(TSFR1M+3.750%),
12/15/2028 497,168
0.0
142,408  Pretium PKG
Holdings Inc,
Tranche A1, 9.848%,
(TSFR3M+4.600%),
10/02/2028 113,971
0.0
545,418  Pro Mach Group
Inc, Refinancing
Term Loan, 8.073%,
(TSFR1M+3.500%),
08/31/2028 550,872
0.0
390,371  Quikrete Holdings Inc,
Tranche B, 7.095%,
(TSFR1M+2.250%),
03/19/2029 390,755
0.0
215,357
(7)
Radar Bidco Sarl,
FACILITY B2 (USD),
04/04/2031 218,049
0.0
347,818  Refficiency Holdings
LLC, 2021 Initial
Term Loan, 8.445%,
(TSFR1M+8.445%),
12/16/2027 349,448
0.0
349,094
(7)
Savage Enterprises
LLC, Refinancing Term
Loan,
09/18/2028 351,858
0.0
391,004  Service Logic
Acquisition Inc, 2024
Term Loan B, 8.073%,
(TSFR1M+3.500%),
10/29/2027 395,403
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Industrial: (continued)
227,907  Smyrna Ready
Mix Concrete LLC,
Tranche B, 8.354%,
(TSFR1M+3.500%),
04/02/2029 $ 229,331
0.0
514,718
(7)
SPX Flow, Inc.,
2024 Term Loan B,
04/05/2029 519,745
0.0
250,000
(7)
Terex Corporation, US
Term Loan,
10/08/2031 251,281
0.0
540,000  Third Coast
Infrastructure
LLC, Initial Term
Loan, 8.823%,
(TSFR1M+4.250%),
09/25/2030 540,675
0.0
741,751  TK Elevator Midco
Gmbh, Facility  B2
(USD), 8.588%,
(TSFR6M+3.500%),
04/30/2030 747,736
0.1
990,019  Transdigm Inc,
Tranche K, 7.354%,
(TSFR3M+2.750%),
03/22/2030 994,016
0.1
359,202  Trident TPI Holdings
Inc, Tranche B-7
Term Loan, 8.188%,
(TSFR6M+3.750%),
09/15/2028 362,843
0.0
75,705  Tutor Perini
Corporation, Term
Loan, 9.710%,
(TSFR1M+4.750%),
08/18/2027 76,052
0.0
287,154  Watlow Electric
Manufacturing
Company, Tranche
B, 9.264%,
(TSFR3M+4.012%),
03/02/2028 290,779
0.0
418,950  Wilsonart LLC, Initial
Term Loans, 8.854%,
(TSFR1M+4.250%),
08/05/2031 420,718
0.0
21,828,801
1.0
Insurance : 0.0%
3,854  Ima Financial
Group, Inc., Initial
Term Loan, 8.095%,
(TSFR1M+3.750%),
10/16/2028 3,869
0.0
997,361  Sedgwick Claims
Management
Services Inc, 2024
Term Loan, 8.250%,
(TSFR3M+3.750%),
07/31/2031 1,004,664
0.0
1,008,533
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Leisure Good/Activities/Movies : 0.0%
553,100  Hayward Industries
Inc, First Lien Initial
Term Loan, 7.460%,
(US0006M+2.750%),
05/30/2028 $ 556,557
0.0
482,456  Playtika Holding Corp,
Tranche B1, 7.943%,
(TSFR1M+2.750%),
03/13/2028 484,386
0.0
1,040,943
0.0
Lodging & Casinos : 0.1%
672,937  Fertitta Entertainment
LLC, Tranche
B, 8.847%,
(TSFR1M+3.750%),
01/29/2029 676,406
0.1
472,551  Flynn Restaurant
Group LP, 2021 New
Term Loan, 9.210%,
(TSFR1M+4.364%),
12/01/2028 474,840
0.0
414,928  Golden Entertainment
Inc, Term B-1
Loan, 6.854%,
(TSFR1M+2.250%),
05/26/2030 415,188
0.0
324,008  Hilton Grand Vacations
Borrower LLC, Initial
Term Loan, 7.345%,
(TSFR1M+2.750%),
08/02/2028 326,114
0.0
1,892,548
0.1
Materials : 0.0%
70,000
(7)
White Cap Buyer LLC,
Add-On Tlb,
10/31/2029 70,215
0.0
Pipelines : 0.0%
249,375  Whitewater DBR
Holdco LLC, Initial
Term Loan, 7.354%,
(TSFR3M+2.750%),
03/03/2031 251,557
0.0
Radio & Television : 0.1%
459,139  DirectV Financing
LLC, Closing Date
Term Loan, 10.360%,
(TSFR1M+5.114%),
08/02/2027 461,435
0.1
390,417  Gray Television Inc,
Tranche D, 8.315%,
(TSFR1M+3.113%),
12/01/2028 361,185
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Radio & Television: (continued)
344,448  Houghton Mifflin
Harcourt Company,
First Lien Term B
Loan, 10.195%,
(TSFR1M+5.350%),
04/09/2029 $ 339,927
0.0
32,793  Sinclair Television
Group Inc, Tranche
B2B, 8.014%,
(TSFR1M+2.500%),
09/30/2026 32,439
0.0
147,727  Sinclair Television
Group Inc, Tranche
B4, 8.695%,
(TSFR1M+3.750%),
04/23/2029 121,413
0.0
1,316,399
0.1
Retailers (Except Food & Drug) : 0.1%
826,588  Great Outdoors
Group LLC, Term
B-2 Loan, 9.110%,
(TSFR1M+3.864%),
03/06/2028 831,819
0.1
853,052
(7)
Leslie's Poolmart Inc,
Initial Term Loan,
(TSFR1M+2.750%),
03/09/2028 817,559
0.0
581,583  Petco Health and
Wellness Company Inc,
Tranche B, 8.115%,
(TSFR3M+3.512%),
03/06/2028 566,135
0.0
2,215,513
0.1
Technology : 1.1%
436,566  Adeia Inc, 3rd
Amendment Term
Loan B, 7.961%,
(TSFR1M+7.961%),
06/08/2028 438,021
0.0
485,000
(7)
Amazon Holdco Inc.,
Tlb,
09/29/2031 484,454
0.0
349,121  AMC Entertainment
Holdings Inc, Initial
Exchange Term
Loan, 11.595%,
(TSFR1M+7.000%),
01/04/2029 356,278
0.0
115,000  Applied Systems Inc,
Initial Term Loan (2024)
(Second Lien), 9.854%,
(TSFR3M+5.250%),
02/23/2032 118,510
0.0
518,457  Applied Systems Inc,
Tranche B, 7.604%,
(TSFR1M+3.000%),
02/24/2031 523,980
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
330,000  Asurion LLC,
Second Lien Term
Loan B3, 10.210%,
(TSFR1M+5.364%),
01/31/2028 $ 323,400
0.0
743,346  BMC Software (Boxer/
Bladelogic), 2031
New First Lien Dollar
Term Loan, 9.005%,
(TSFR3M+9.005%),
07/30/2031 750,586
0.1
375,297  Capstone Borrower Inc,
Term Loan B, 7.854%,
(TSFR3M+7.854%),
06/17/2030 378,346
0.0
397,567  Cast & Crew
Payroll LLC,
Tranche B, 8.595%,
(TSFR1M+8.595%),
12/29/2028 385,640
0.0
595,000  Cloud Software Group
Inc, Incremental
Term B, 8.309%,
(TSFR1M+3.750%),
03/24/2031 598,037
0.1
301,632
(7)
Cloud Software Group
Inc, Initial Dollar Term B
Facility,
03/30/2029 302,970
0.0
569,910  Connectwise,
LLC, Initial Term
Loan, 9.096%,
(TSFR3M+3.762%),
09/29/2028 574,398
0.1
495,153  Constant Contact
Inc, First Lien Initial
Term Loan, 9.566%,
(TSFR3M+4.262%),
02/10/2028 444,400
0.0
615,000
(7)
Darktrace Plc, Term
Loan,
07/02/2031 615,165
0.1
550,000  Dragon Buyer, Inc.,
Term Loan, 7.854%,
(TSFR3M+3.250%),
09/30/2031 551,833
0.1
213,388
(7)
Dun & Bradstreet
Corporation (The),
Incremental Term B-2,
01/18/2029 213,899
0.0
426,083  ECI Macola / Max
Holding LLC, Term
Loan, 7.842%,
(TSFR3M+3.250%),
05/31/2030 430,654
0.0
280,000
(7)
Envestnet, Inc., Term
Loan,
09/19/2031 282,800
0.0
856,528
(7)
Epicor Software
Corporation, Term Loan
F,
05/30/2031 863,756
0.1
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
249,375  Fortress Intermediate
3 Inc., Initial Term
Loan, 8.595%,
(TSFR1M+3.750%),
06/27/2031 $ 250,544
0.0
395,377  Gainwell Acquisition
Corp, Tranche
B, 8.704%,
(US0006M+4.000%),
10/01/2027 384,092
0.0
616,177  Genesys Cloud
Services Holdings II
LLC (f/k/a Greeneden
US Holdings II LLC),
Initial 2024 Incremental
No. 3 Dollar Term
Loan, 7.573%,
(TSFR1M+3.000%),
12/01/2027 621,646
0.1
300,752
(7)
Helios Software
Holdings Inc., Facility
2024-B Dollar Term
Loan,
07/18/2030 302,820
0.0
600,000  Icon Parent I, Initial
Term Loan, 7.516%,
(TSFR3M+3.000%),
09/11/2031 602,850
0.1
347,375  Imagine Learning
LLC, 2024 Term
Loan, 8.345%,
(TSFR1M+3.500%),
01/02/2040 348,491
0.0
548,625  Indy Us Bidco, LLC,
Ninth Amend Dollar
Term Loan, 9.595%,
(TSFR1M+4.750%),
03/06/2028 547,368
0.0
396,679  Informatica LLC, 2024
Term Loan B, 7.095%,
(TSFR1M+7.095%),
10/27/2028 399,240
0.0
148,875  Lorca Telecom
Bidco S.A., Facility
B4 Loan, 8.104%,
(TSFR3M+3.500%),
03/25/2031 150,426
0.0
492,484
(7)
Mcafee Corp.,
Refinancing Tranche
B-1,
03/01/2029 493,716
0.0
280,000  MH Sub I LLC,
Second Lien Term
Loan, 11.502%,
(TSFR1M+6.250%),
02/23/2029 277,958
0.0
200,000
(7)
Minerals Technologies
Inc., Term Loan B,
12/01/2031 201,125
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
548,625  Mitchell International,
Inc., Initial Term
Loan, 8.095%,
(TSFR1M+8.095%),
06/06/2031 $ 549,778
0.0
330,103  MKS Instruments Inc,
2024-1 Dollar Term
Loan B, 7.170%,
(TSFR1M+7.170%),
08/17/2029 332,001
0.0
270,000  Modena Buyer
LLC, Initial Term
Loan, 9.104%,
(TSFR3M+9.104%),
07/01/2031 262,170
0.0
445,000  Mosel Bidco (SE),
Facility B (Usd)
Loan, 9.104%,
(TSFR3M+4.750%),
09/16/2030 450,562
0.0
455,000
(7)
Neon Maple Purchaser
Inc, Tranche B-1 Term
Loan,
07/18/2031 456,517
0.0
98,106  Oceankey (U.S.)
II Corp, Term
Loan, 8.445%,
(US0006M+3.500%),
12/15/2028 98,535
0.0
204,532  Paysafe Holdings
(US) Corp, Facility
B1, 7.710%,
(TSFR1M+2.750%),
06/28/2028 206,236
0.0
590,000  PointClickCare
Technologies Inc., 2024-
1 Term Loan, 7.821%,
(TSFR1M+3.250%),
10/10/2031 593,319
0.1
546,366  Project Boost Purchaser
LLC, 1L Intial Term
Loan, 8.786%,
(TSFR3M+3.500%),
07/16/2031 550,934
0.0
373,499
(7)
Project Ruby
Ultimate Parent Corp,
Incremental Term B4
Loan,
03/10/2028 375,693
0.0
172,813  Quartz AcquireCo LLC,
Tranche B, 7.354%,
(TSFR3M+7.354%),
06/28/2030 174,001
0.0
228,461  Rackspace
Finance, LLC,
Tranche B, 7.982%,
(TSFR1M+3.500%),
05/15/2028 133,935
0.0
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Technology: (continued)
745,510  RealPage Inc, First
Lien Initial Term
Loan, 7.960%,
(TSFR1M+3.114%),
04/24/2028 $ 745,277
0.1
452,964
(7)
Rocket Software Inc.,
Term Loan,
11/28/2028 457,520
0.0
380,000
(7)
Sandisk Corporation,
Tlb,
02/05/2032 375,725
0.0
297,754  Skillsoft Finance
II Inc, Initial Term
Loan, 10.219%,
(TSFR1M+5.364%),
07/14/2028 262,395
0.0
301,950  SonicWall US
Holdings Inc, 2023
Term Loan, 9.604%,
(TSFR3M+5.000%),
05/18/2028 301,997
0.0
515,000
(7)
Sophos Holdings,
LLC, Incremental Tl,
03/05/2027 518,791
0.0
243,316  Tenable  Inc, Initial
Term Loan, 7.710%,
(US0006M+2.750%),
07/07/2028 244,887
0.0
457,053
(7)
The Knot Worldwide
Inc., Amendment No 5
term Loan,
01/31/2028 460,481
0.0
239,400  Thunder Generation
Funding LLC,
Tranche B, 7.610%,
(TSFR3M+3.000%),
10/03/2031 241,431
0.0
897,314  UKG Inc, Tranche
B, 8.555%,
(TSFR3M+3.500%),
02/10/2031 904,911
0.1
494,987  Virtusa Corporation,
Term B-2 Loan, 8.095%,
(TSFR1M+8.095%),
02/15/2029 499,112
0.0
219,450
(7)
VS Buyer LLC, 2024-1
Refinancing Term Loan,
04/12/2031 219,724
0.0
396,663  Waystar Technologies
Inc, Tranche B, 7.595%,
(TSFR1M+2.750%),
10/22/2029 398,274
0.0
23,031,609
1.1
Telecommunications : 0.1%
403,430  Asurion LLC, New B11
Term Loan, 9.195%,
(TSFR1M+4.250%),
08/21/2028 404,438
0.0

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Telecommunications: (continued)
488,072  Cablevision
Lightpath LLC,
Tranche B, 8.461%,
(TSFR1M+3.250%),
11/30/2027 $ 488,987
0.0
783,256  CCI Buyer Inc, First
Lien Initial Term
Loan, 8.604%,
(TSFR3M+4.000%),
12/17/2027 784,725
0.1
456,298  UPC Financing
Partnership, Facility
AX, 8.136%,
(TSFR1M+3.000%),
01/31/2029 459,321
0.0
71,293  Viasat Inc, Tranche
B, 9.345%,
(TSFR1M+4.500%),
03/05/2029 64,253
0.0
650,000  Zayo Group Holdings
Inc, Tranche B, 7.687%,
(TSFR1M+3.000%),
03/09/2027 609,492
0.0
2,811,216
0.1
Utilities : 0.1%
219,450
(7)
Alpha Generation LLC,
Tranche B,
09/30/2031 221,429
0.0
278,889  Bip Pipeco
Holdings LLC, Term
Loan, 7.818%,
(TSFR3M+2.500%),
12/05/2030 280,458
0.0
361,800  Discovery Energy
Holding Corporation,
Initial Dollar Term
Loan, 9.354%,
(TSFR3M+4.750%),
05/01/2031 362,026
0.1
335,000  Lightning Power,
LLC, Initial Term
B Loan, 8.346%,
(TSFR3M+3.250%),
08/18/2031 339,337
0.0
119,100  NRG Energy Inc.,
Term Loan, 7.264%,
(TSFR1M+3.500%),
04/16/2031 119,528
0.0
316,180  Vistra Operations
Company LLC,
2018 Incremental
Term Loan, 6.845%,
(TSFR1M+2.000%),
12/20/2030 317,337
0.0
1,640,115
0.1
Total Bank Loans
(Cost $151,655,785)
152,725,049
7.3
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS : 2.7%
BRL
205,979
(9)
Brazil Letras do
Tesouro Nacional LTN,
15.084
%,
01/01/2026 $ 28,866,184
1.4
BRL
6,628,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 4,067,264
0.2
1,050,000  Brazilian Government
International Bond,
6.125
%,
03/15/2034 981,225
0.1
675,000  Brazilian Government
International Bond,
7.125
%,
05/13/2054 629,100
0.0
1,000,000  Colombia Government
International Bond,
5.200
%,
05/15/2049 676,000
0.0
900,000  Colombia Government
International Bond,
7.750
%,
11/07/2036 880,493
0.1
2,000,000  Colombia Government
International Bond,
8.375
%,
11/07/2054 1,937,610
0.1
6,200,000  European Bank for
Reconstruction &
Development, GMTN,
20.000
%,
03/19/2025 6,871,615
0.3
1,425,000
(2)
Guatemala Government
Bond,
6.050
%,
08/06/2031 1,399,614
0.1
675,000
(2)
Guatemala Government
Bond,
6.550
%,
02/06/2037 665,550
0.0
600,000  Panama Government
International Bond,
3.160
%,
01/23/2030 503,070
0.0
1,200,000  Panama Government
International Bond,
7.500
%,
03/01/2031 1,220,625
0.1
1,765,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 1,647,451
0.1
625,000  Republic of South
Africa Government
International Bond,
5.875
%,
04/20/2032 588,697
0.0
1,150,000
(2)(5)
Republic of South
Africa Government
International Bond,
7.100
%,
11/19/2036 1,121,296
0.1
550,000
(2)(5)
Republic of South
Africa Government
International Bond,
7.950
%,
11/19/2054 527,334
0.0
924,000
(2)
Romanian Government
International Bond,
5.750
%,
03/24/2035 826,985
0.0
1,338,000
(2)
Romanian Government
International Bond,
6.375
%,
01/30/2034 1,281,095
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
125,232
(2)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2030 $ 68,314
0.0
467,977
(2)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2034 194,795
0.0
395,473
(2)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2035 234,812
0.0
329,561
(2)(10)
Ukraine Government
International Bond
(Step Rate @ 3.000%
on 02/01/2027),
02/01/2036 194,029
0.0
603,324
(2)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2029 417,017
0.0
793,835
(2)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2034 448,445
0.0
718,884
(2)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2035 398,082
0.0
176,565
(2)(10)
Ukraine Government
International Bond,
1.750
% (Step Rate @
4.500% on 08/01/2025),
02/01/2036 96,007
0.0
Total Sovereign Bonds
(Cost $59,274,895)
56,742,709
2.7
U.S. GOVERNMENT AGENCY OBLIGATIONS : 2.6%
Federal Farm Credit Bank : 0.7%
15,000,000
(1)
4.480
%, (FEDL01 +
0.150%),
04/24/2026 15,003,499
0.7
Government National Mortgage Association : 1.3%
17,800,000
(11)
4.500
%,
01/20/2055 16,826,563
0.8
10,000,000
(11)
5.000
%,
01/20/2055 9,701,953
0.5
160,000
(11)(12)
6.000
%,
10/15/2054 161,264
0.0
26,689,780
1.3
Uniform Mortgage-Backed Securities : 0.6%
2,433
5.500
%,
10/01/2039 2,445
0.0
11,800,000
(11)
5.500
%,
01/01/2055 11,645,477
0.6
11,647,922
0.6
Total U.S. Government
Agency Obligations
(Cost $53,804,323)
53,341,201
2.6
Principal
Amount† Value
Percentage
of Net
Assets
U.S. TREASURY OBLIGATIONS : 0.8%
United States Treasury Notes : 0.8%
858,000
0.375
%,
09/30/2027 $ 772,225
0.0
94,000
2.750
%,
08/15/2032 83,391
0.0
188,000
3.375
%,
09/15/2027 183,747
0.0
4,731,000
4.125
%,
11/30/2029 4,677,989
0.2
294,200
4.125
%,
11/30/2031 287,988
0.0
9,633,700
4.250
%,
11/15/2034 9,383,366
0.5
1,709,200
4.500
%,
12/31/2031 1,710,756
0.1
2,000
4.625
%,
06/15/2027 2,017
0.0
17,101,479
0.8
Total U.S. Treasury
Obligations
(Cost $17,396,523)
17,101,479
0.8
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Business Equipment & Services : 0.0%
5,366
(12)
Yak Access LLC Series
A
6,037
0.0
1,157
(12)
Yak Access LLC Series
B
1,302
0.0
7,339
0.0
Consumer Discretionary : 0.0%
142,000
(12)
24 Hour Fitness
Worldwide, Inc.
1,420
0.0
113
(12)
Travelport Tech Ltd.
37,815
0.0
39,235
0.0
Consumer Staples : —%
2,038
(12)
Save-A-Lot, Inc./Moran
Foods
—
—
Total Common Stock
(Cost $548,230)
46,574
0.0
PREFERRED STOCK : 0.0%
Consumer Discretionary : 0.0%
189,193
(12)
24 Hour Fitness
Worldwide, Inc.
57
0.0
Total Preferred Stock
(Cost $227,212)
57
0.0
PURCHASED OPTIONS
(13)
: 0.0%
Total Purchased
Options
(Cost $256,642)
268,640
0.0
Total Long-Term
Investments
(Cost $1,883,669,060)
1,832,569,423
88.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 14.8%
Time Deposits : 0.2%
530,000
(14)
Canadian Imperial Bank
of Commerce,
4.320
%,
01/02/2025 $ 530,000
0.0
560,000
(14)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
01/02/2025 560,000
0.0
590,000
(14)
Mizuho Bank Ltd.,
4.330
%,
01/02/2025 590,000
0.1
560,000
(14)
Royal Bank of Canada,
4.330
%,
01/02/2025 560,000
0.0
570,000
(14)
Societe Generale S.A.,
4.330
%,
01/02/2025 570,000
0.0
570,000
(14)
Toronto-Dominion Bank,
4.350
%,
01/02/2025 570,000
0.1
Total Time Deposits
(Cost $3,380,000)
3,380,000
0.2
Commercial Paper : 12.2%
10,000,000  American Electric
Power Co., Inc.,
4.560
%,
01/07/2025 9,991,289
0.5
2,450,000  American Electric
Power Co., Inc.,
4.690
%,
02/11/2025 2,436,875
0.1
20,000,000  American Honda
Finance Corp.,
4.550
%,
01/06/2025 19,985,081
1.0
3,375,000  American Honda
Finance Corp.,
4.590
%,
01/21/2025 3,366,131
0.2
6,800,000
Cigna Group,
4.560
%,
01/06/2025 6,794,924
0.3
13,200,000
Cigna Group,
4.570
%,
01/10/2025 13,183,531
0.6
14,925,000  Consolidated Edison,
4.560
%,
01/08/2025 14,910,127
0.7
800,000  Consolidated Edison,
4.590
%,
01/13/2025 798,698
0.0
1,600,000  Dominion Energy, Inc.,
4.540
%,
01/06/2025 1,598,811
0.1
17,400,000  Dominion Energy, Inc.,
4.580
%,
01/16/2025 17,365,205
0.8
7,000,000  Duke Energy Co.,
4.500
%,
01/03/2025 6,997,419
0.3
10,000,000  Duke Energy Co.,
4.520
%,
01/09/2025 9,988,903
0.5
2,000,000  Duke Energy Co.,
4.580
%,
01/21/2025 1,994,760
0.1
17,000,000
EBAY, Inc.,
4.620
%,
01/21/2025 16,955,028
0.8
12,000,000  Enbridge (US) Inc.,
4.700
%,
01/16/2025 11,975,408
0.6
12,000,000
Entergy Corp.,
4.680
%,
02/18/2025 11,925,319
0.6
8,000,000
Entergy Corp.,
4.700
%,
02/14/2025 7,954,050
0.4
18,500,000
Equifax, Inc.,
4.570
%,
01/10/2025 18,476,910
0.9
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Commercial Paper (continued)
15,000,000
HP, Inc.,
4.630
%,
01/10/2025 $ 14,981,066
0.7
7,400,000  Keurig Dr. Pepper, Inc.,
4.550
%,
01/03/2025 7,397,241
0.4
15,075,000  McCormick &
Company, Inc.,
4.680
%,
01/31/2025 15,015,533
0.7
15,000,000  Mckesson Corp.,
4.550
%,
01/03/2025 14,994,407
0.7
21,000,000  Parker-Hannifin Corp.,
4.590
%,
01/15/2025 20,960,529
1.0
3,500,000  Volkswagen Group,
4.680
%,
01/03/2025 3,498,658
0.2
Total Commercial Paper
(Cost $253,560,352)
253,545,903
12.2
Repurchase Agreements : 1.0%
4,284,519
(14)
Bethesda Securities,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $4,285,599,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-7.311%, Market
Value plus accrued
interest $4,370,209, due
10/01/27-11/01/54)
4,284,519
0.2
5,922,548
(14)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $5,924,041,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$6,040,999, due
10/01/29-02/01/57)
5,922,548
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
251,759
(14)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase Amount
$251,821, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $256,794, due
03/27/25-01/01/55)
$ 251,759
0.0
5,270,385
(14)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $5,271,722,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $5,375,793, due
11/01/51-12/01/54)
5,270,385
0.2
5,922,548
(14)
State of Wisconsin
Investment Board,
Repurchase
Agreement dated
12/31/2024, 4.740%,
due 01/02/2025
(Repurchase
Amount $5,924,086,
collateralized by various
U.S. Government
Securities, 0.125%-
3.625%, Market Value
plus accrued interest
$6,025,172, due
01/15/26-02/15/53)
5,922,548
0.3
Total Repurchase
Agreements
(Cost $21,651,759)
21,651,759
1.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
28,083,000
(15)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $28,083,000) $ 28,083,000 1.4
Total Short-Term
Investments
(Cost $306,675,111)
$ 306,660,662
14.8
Total Investments in
Securities
(Cost $2,190,344,171) $ 2,139,230,085 103.0
Liabilities in Excess of
Other Assets
(62,621,621) (3.0)
Net Assets $ 2,076,608,464 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Variable rate security. Rate shown is the rate in effect as of
December 31, 2024.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)
Security, or a portion of the security, is on loan.
(6)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(7)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(8)
All or a portion of this holding is subject to unfunded loan commitments.
(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of December 31, 2024.
(10)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of December 31,
2024.
(11)
Represents or includes a TBA transaction.
(12)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(13)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(14)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(15)
Rate shown is the 7-day yield as of December 31, 2024.
Currency Abbreviations:
BRL Brazilian Real
Reference Rate Abbreviations:
12MTA 12-month Treasury Average

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
SOFR30A 30-day Secured Overnight Financing Rate
SOFRRATE 1-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
TSFR6M 6-month CME Term Secured Overnight Financing Rate
TSFR12M 12-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0006M 6-month LIBOR

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 521,157,939 $ — $ 521,157,939
Corporate Bonds/Notes — 393,085,945 — 393,085,945
Commercial Mortgage-Backed Securities — 368,957,867 — 368,957,867
Asset-Backed Securities — 269,141,963 — 269,141,963
Bank Loans — 152,725,049 — 152,725,049
Sovereign Bonds — 56,742,709 — 56,742,709
U.S. Government Agency Obligations — 53,179,936 161,264 53,341,201
U.S. Treasury Obligations — 17,101,479 — 17,101,479
Purchased Options — 268,640 — 268,640
Common Stock — — 46,574 46,574
Preferred Stock — — 57 57
Short-Term Investments 28,083,000 278,577,662 — 306,660,662
Total Investments, at fair value $ 28,083,000 $ 2,110,939,189 $ 207,895 $ 2,139,230,085
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps — 315,225 — 315,225
Forward Foreign Currency Contracts — 2,949,808 — 2,949,808
Forward Premium Swaptions — 2,631,469 — 2,631,469
Futures 3,567,632 — — 3,567,632
Total Assets $ 31,650,632 $ 2,116,835,691 $ 207,895 $ 2,148,694,219
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps $ — $ (1,460,926) $ — $ (1,460,926)
Forward Foreign Currency Contracts — (419,112) — (419,112)
Forward Premium Swaptions — (1,400,499) — (1,400,499)
Futures (1,063,839) — — (1,063,839)
OTC volatility swaps — (61,334) — (61,334)
Sales Commitments — — (161,264) (161,264)
Written Options — (1,203,398) — (1,203,398)
Total Liabilities $ (1,063,839) $ (4,545,269) $ (161,264) $ (5,770,372)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At December 31, 2024, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,418,467 TRY 65,675,000 Bank of America N.A. 04/03/25 $ (282,869)
USD 8,149,177 BRL 49,845,172 Barclays Bank PLC 02/07/25 136,140
CNY 191,731 USD 26,408 BNP Paribas 02/07/25 113
BRL 39,326,115 USD 6,331,301 BNP Paribas 02/07/25 (9,293)
USD 534,488 MXN 11,016,685 Brown Brothers Harriman & Co. 02/07/25 9,525
USD 45,467 ZAR 832,396 Brown Brothers Harriman & Co. 02/07/25 1,509
USD 5,873,735 BRL 35,921,192 Citibank N.A. 02/07/25 99,097
USD 4,213,568 TRY 198,711,889 Deutsche Bank AG 11/10/25 (53,146)
USD 4,084,561 BRL 25,351,238 Goldman Sachs International 02/07/25 9,134
USD 8,929 CLP 8,760,446 Goldman Sachs International 02/07/25 123
BRL 49,673,179 USD 8,055,981 Goldman Sachs International 02/07/25 (70,594)
TRY 65,675,000 USD 1,416,936 Goldman Sachs International 04/03/25 284,399
TRY 198,459,075 USD 4,213,569 Goldman Sachs International 11/10/25 47,718
USD 33,091,654 BRL 205,979,000 Goldman Sachs International 01/05/26 2,362,050

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 207,089 USD 217,977 UBS AG 01/31/25 $ (3,210)
$ 2,530,696
At December 31, 2024, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 3,047 03/31/25 $ 626,491,766 $ 279,803
U.S. Treasury 5-Year Note 2,566 03/31/25 272,777,828 (1,063,839)
$ 899,269,594 $ (784,036)
Short Contracts:
U.S. Treasury 10-Year Note (966) 03/20/25 (105,052,500) 888,532
U.S. Treasury Long Bond (267) 03/20/25 (30,396,281) 650,241
U.S. Treasury Ultra 10-Year Note (1,038) 03/20/25 (115,542,375) 1,360,288
U.S. Treasury Ultra Long Bond (115) 03/20/25 (13,674,219) 388,768
$ (264,665,375) $ 3,287,829
At December 31, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.837 % Annual 08/16/44 USD 8,327,900 $ 145,657 $ 145,657
Receive 1-day Secured Overnight Financing Rate Annual 3.855 Annual 11/29/44 USD 10,727,000 169,568 169,568
Receive 1-day Secured Overnight Financing Rate Annual 4.526 Annual 06/18/26 USD 201,589,400 (1,104,025) (1,104,025)
Receive 1-day Secured Overnight Financing Rate Annual 4.241 Annual 07/22/26 USD 208,749,000 (356,901) (356,901)
$ (1,145,701) $ (1,145,701)
At December 31, 2024, the following OTC volatility swaps were outstanding for Voya Strategic Income Opportunities Fund:
Pay/
Receive
Volatility
(1)
Reference Entity
Volatility
Strike
Rate Counterparty
Maturity
Date Currency
Notional
Amount Fair Value
Unrealized
Appreciation
(Depreciation)
Pay
USD vs. MXN Spot Exchange
Rate 13.500%
Morgan Stanley Capital Services
LLC 06/12/25 USD 117,000 $ (61,334) $ (61,334)
$ (61,334) $ (61,334)
At December 31, 2024, the following OTC purchased foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call USD vs. Put CNH BNP Paribas 02/14/25 7.500 USD 1,187,000 $ 104,136 $ 157,736
Put USD vs. Call BRL Goldman Sachs International 12/15/25 5.750 USD 879,000 152,506 110,904
$ 256,642 $ 268,640
At December 31, 2024, the following OTC written foreign currency options were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call USD vs. Put BRL Goldman Sachs International 12/15/25 7.195 USD 879,000 $ 152,506 $ (259,064)
Call USD vs. Put TRY Deutsche Bank AG 11/07/25 47.000 USD 11,716,000 1,055,612 (798,334)
Put USD vs. Call TRY Deutsche Bank AG 05/29/25 38.500 USD 11,716,000 161,739 (146,000)
$ 1,369,857 $ (1,203,398)

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya Strategic
Income Opportunities Fund
At December 31, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 10-Year
Interest Rate Swap Barclays Bank PLC 2.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 22,347,000 $ — $ 403,913
Call on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 2.375% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 20,819,720 (874,429) (179,372)
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 17.500% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 22,958,000 (4,017,650) 625,971
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 18.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 53,680,100 (9,662,418) 1,246,056
$ (14,554,497) $ 2,096,568
At December 31, 2024, the following OTC written forward premium swaptions were outstanding for Voya Strategic Income Opportunities Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Pay
1-day Secured Overnight
Financing Rate 09/19/28 USD 111,735,000 $ 872,232 $ 355,529
Put on 10-Year
Interest Rate Swap Barclays Bank PLC 5.355% Receive
1-day Secured Overnight
Financing Rate 11/27/34 USD 22,347,000 404,481 (581,324)
Put on 10-Year
Interest Rate Swap
JPMorgan Chase
Bank N.A. 5.540% Receive
1-day Secured Overnight
Financing Rate 08/14/34 USD 20,819,720 874,428 (175,081)
Put on 1-Year Interest
Rate Swap Bank of America N.A. 3.140% Receive
1-day Secured Overnight
Financing Rate 09/19/28 USD 111,735,000 872,232 (464,722)
$ 3,023,373 $ (865,598)
(1)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(2)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.
The following sales commitments were held by the Voya Strategic Income Opportunities Fund at December 31, 2024:
Principal Amount Description
Contractual
Settlement Date Fair Value
$ (160,000) Ginnie Mae, 6.000%, due 10/15/54 10/21/24 $ (161,264)
Total Sales Commitments
Proceeds receivable $(162,718) $ (161,264)
Currency Abbreviations:
BRL
—
Brazilian Real
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
EUR
—
EU Euro
MXN
—
Mexican Peso
TRY
—
Turkish Lira
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 34,701,629
Gross Unrealized Depreciation (85,815,688)
Net Unrealized Depreciation $ (51,114,059)